Securities Act Registration No. 33-43446
Investment Company Act Registration No. 811-6444


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933
	Pre-Effective Amendment No.		[   ]
	Post-Effective Amendment No.    23     		[X]

and/or
REGISTRATION STATEMENT UNDER
	THE INVESTMENT COMPANY ACT OF 1940	[   ]
    AMENDMENT NO. 23
	__________________			[   ]
Smith Barney Investment Trust
(a Massachusetts Business Trust)
(Exact Name of Registrant as Specified in Charter)
388 Greenwich Street
New York, New York  10013
(Address of Principal Executive Offices)
(212) 816-6474
(Registrants Telephone Number, including Area Code)
Christina T. Sydor, Secretary
Smith Barney Investment Trust
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent for Service)
_____________________

Approximate Date of Proposed Public Offering:
Continuous.
It is proposed that this filing will become effective
(check appropriate box):
[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
[ ]	On (date) pursuant to paragraph (b)
	of Rule 485
XXX	60 days after filing pursuant to paragraph (a)(1) of Rule 485
 	On (date) pursuant to paragraph (a)(1) of Rule 485
[  ]	75 days after filing pursuant to paragraph (a)(2)
of rule 485
[  ]	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[  ]	This post-effective amendment designates
a new effective date for a previously filed post effective amendment.

Title of Securities Being Registered:  Shares of
Beneficial Interest

SMITH BARNEY INVESTMENT TRUST

PART A

[Logo]

Smith Barney Mutual Funds

Investing for your future.

Every day.



PROSPECTUS          SMITH BARNEY
                    MUTUAL FUNDS



March 30, 1999      Intermediate Maturity California Municipals Fund

                    Class A, L and Y Shares


The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

CONTENTS
                               Fund goal and strategies.....................   4

                               Risks, performance and expenses..............

Smith Barney Mutual            More on the fund's investments...............   8
Funds offers a distinctive
family of fund choices         Management...................................   9
tailored to help meet the
varying needs of large and     Choosing a class of shares to buy............  10
small investors.
Currently, Smith Barney        Comparing the fund's classes.................  11
Mutual Funds offers more
than 60 individual funds       Sales charges................................  12
with assets of more than
$xx billion.                   More about deferred sales charges............  15

                               Buying shares................................  16

                               Exchanging shares............................  17

                               Redeeming shares.............................  18

                               Other things to know about
                               share transactions...........................  20

                               Dividends, distributions and
                               taxes........................................  22

                               Share price..................................  23

                               Financial highlights.........................  24

YOU SHOULD KNOW:
An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

FUND GOAL AND STRATEGIES


INVESTMENT OBJECTIVE

The fund seeks to provide California investors with as high a level of current income exempt from federal income taxes and California state personal income taxes as is consistent with the preservation of principal.

KEY INVESTMENTS

The fund invests primarily in "California municipal securities," which are debt obligations issued by the State of California and its political subdivisions, agencies and public authorities (together with certain other governmental issuers such as Puerto Rico, the Virgin Islands and Guam). The interest on these bonds is exempt from federal income tax and California personal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation. The fund maintains an average portfolio maturity of between three and ten years. The fund can invest up to 20% of its assets in unrated securities that the manager determines are comparable to securities rated investment grade.

SELECTION PROCESS

The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities that it believes will benefit from changes in market conditions. In selecting individual securities, the manager:

 .    Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market

 .    Trades between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values

 .    Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features

 .    Considers a security's maturity in light of the outlook for the issuer and its sector and interest rates

RISKS, PERFORMANCE AND EXPENSES


PRINCIPAL RISKS OF INVESTING IN THE FUND

Investing in California municipal securities can bring added benefits, but it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

 .    Interest rates rise, causing the value of the fund's portfolio to decline
 .    The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded
 .    California municipal securities fall out of favor with investors. The fund will suffer more than a national municipal fund from adverse events affecting California municipal issuers
 .    Unfavorable legislation affects the tax-exempt status of municipal bonds
 .    The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal and California state taxation. The fund may realize taxable gains on the sale of its securities or on transactions in derivative contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will be taxable to investors in states other than California.

The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in a particular issuer, the fund will be more susceptible to negative events affecting that issuer.

WHO MAY WANT TO INVEST

The fund may be an appropriate investment if you are a California taxpayer:

 .    In a high federal tax bracket seeking income that is exempt from California and federal taxation
 .    Currently have exposure to other asset classes and are seeking to broaden your investment portfolio
 .    Are willing to accept the risks of municipal securities, including the risks of concentrating in a single state

TOTAL RETURN

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.


                             [CHART APPEARS HERE]


This bar chart shows the performance of the fund's Class A shares for each of the past seven years. Class L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

QUARTERLY RETURNS:  Highest:  xx% in ___ quarter 199X;  Lowest:   xx% in ___
quarter 199X

COMPARATIVE PERFORMANCE

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown to that of the Lehman Brothers Municipal Bond Index (the "Lehman Index"), an unmanaged index of municipal bonds and the Lipper California Municipal Fund Average (the "Lipper Funds Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

-------------------------------------------------------------------------
 AVERAGE ANNUAL TOTAL RETURNS -- Calendar Years Ended December 31, 1998
      Class       Inception       1 year    5 years    10 years    Since
-------------------------------------------------------------------------
-------------------------------------------------------------------------
A                  12/31/91
-------------------------------------------------------------------------
L                  11/8/94                                n/a

-------------------------------------------------------------------------
Y                   9/8/95                    n/a         n/a
-------------------------------------------------------------------------
Lehman Index          n/a

FEES AND EXPENSES
This table sets forth the fees and expenses you will pay if you invest in fund shares.

------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(paid directly from your investment)                          Class A   Class L   Class Y
------------------------------------------------------------------------------------------
Maximum sales charge on purchases (as a % of offering          2.00%     1.00%    None
 price)

Maximum deferred sales charge on redemptions (as a %           None*     1.00%    None
of the lower of net asset value at purchase or
redemption)

ANNUAL FUND OPERATING EXPENSES
(paid by the fund as a % of fund net assets)

Management fees**                                              0.30%     0.30%    0.30%

Distribution and service (12b-1) fee                           0.15%     0.35%    None

Other expenses                                                 ----      ----     ----

Total annual fund operating expenses                           ----      ----     ----

* You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
** Management fee rates shown above have not been reduced to reflect waivers currently in effect. The actual management fee rate for the last fiscal year was ___% of each class' average daily net assets, and the fund's total annual operating expenses were ___% for Class A and ___% for Class L.

EXAMPLE
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .  You invest $10,000 in the fund for the period shown
 .  Your investment has a 5% return each year
 .  You reinvest all distributions and dividends without a sales charge
 .  The fund's operating expenses remain the same

----------------------------------------------------------------------------
NUMBER OF YEARS YOU OWN YOUR SHARES      1 YEAR  3 YEARS  5 YEARS  10 YEARS
----------------------------------------------------------------------------
Class A                                  $       $        $        $
Class L (redemption at end of period)    $       $        $        $
Class L (no redemption)                  $       $        $        $
Class Y                                  $       $        $        $

MORE ON THE FUND'S INVESTMENTS

CALIFORNIA MUNICIPAL SECURITIES. The California municipal securities in which the fund invests include general obligation bonds, revenue bonds and notes, and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.

The fund normally invests in intermediate-term municipal securities, which are securities that have remaining maturities at the time of purchase of three to ten years. The fund normally maintains an average portfolio maturity of between three and ten years.

DEFENSIVE INVESTING. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

MANAGEMENT

THE MANAGER. The fund's investment adviser and administrator (the manager) is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The adviser and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. Among these businesses are Citibank, Commercial Credit, Primerica Financial Services, Salomon Smith Barney, SSBC Asset Management, Travelers Life & Annuity and Travelers Property Casualty.

Joseph P. Deane, investment officer of SSBC Fund Management Inc. and senior vice president and managing director of Salomon Smith Barney, has been responsible for the day to day management of the fund since its inception in 1991. David T. Fare, investment officer of SSBC Fund Management Inc. and vice president of Salomon Smith Barney, currently shares the responsibility for the day to day management of the fund, joining Mr. Deane in 1998. Mr. Deane and Mr. Fare have 29 and 12 years, respectively, of investment management experience.

MANAGEMENT FEE. During the fiscal year ended November 30, 1998, the manager received a management fee and administrative fee equal to __% and __%, respectively, of the fund's average daily net assets.

DISTRIBUTOR. The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker dealers sells fund shares to the public.

DISTRIBUTION PLANS. The fund has adopted Rule 12b-1 distribution plans for its Class A and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

YEAR 2000 ISSUE. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by its other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee that the efforts of the fund (limited to requesting and receiving reports from its service providers) or its service providers to correct the problem will be successful.

CHOOSING A CLASS OF SHARES TO BUY

You can choose among three classes of shares: Classes A, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .    If you establish a program of regular investment, you may wish to consider
Class A shares; as the investment accumulates, you may qualify for reduced sales charges and the shares are subject to lower ongoing expenses.

 .    Class L shares are sold with a lower initial sales charge than Class A shares, which may also help to offset the higher annual expenses of this class. Because the fund's future return cannot be predicted, however, there can be no assurance that this would be the case for either class.

You may buy shares from:
 .  A Salomon Smith Barney Financial Consultant
 . An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative
 . The fund, but only if you are investing through certain qualified plans or certain dealer representatives

INVESTMENT MINIMUMS. Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

--------------------------------------------------------------------------------
                                               Initial              Additional
                                               -------              ----------

                                      Classes A, L     Class Y      All Classes
General                                  $1,000        $15 million      $50

Monthly Systematic Investment Plans      $   25            n/a          $25

Quarterly Systematic Investment Plans    $   50            n/a          $50

Uniform Gift to Minor Accounts           $  250        $15 million      $50

--------------------------------------------------------------------------------

COMPARING THE FUND'S CLASSES

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. Your Salomon Smith Barney Financial Consultant or dealer representative may receive different compensation depending upon which class you choose.

------------------------------------------------------------------------------------------------------------------------------------

                              CLASS A                               CLASS L                                     CLASS Y
KEY                 .  Initial sales charge                 .  Initial sales charge is lower         .  No initial or deferred
FEATURES            .  You may qualify for                  than Class A                             sales charge
                    reduction or waiver of                  .  Deferred sales charge                 .  Minimum investment of at
                    initial sales charge                    for 1 year                               least $15 million
                    .  Lower annual expenses                .  Higher annual expenses                .  Lower annual expenses
                    than Class L                            than Class A                             than the other classes


INITIAL SALES       Up to 2.00%; reduced or waived for      1.00%                                    None
CHARGE              large purchases and certain
                    investors.  No charge for
                    purchases of $500,000 or more

DEFERRED            1% on purchases of $500,000             1% if you redeem within 1                None
SALES CHARGE        or more if you redeem                   year of purchase
                    within 1 year of purchase

ANNUAL              0.15% of average daily net assets       0.35% of average daily net assets        None
DISTRIBUTION
AND SERVICE FEES

EXCHANGE-           Class A shares of most                  Class L shares of most                   Class Y shares of most
able into*          Smith Barney mutual funds               Smith Barney mutual funds                Smith Barney mutual funds
------------------------------------------------------------------------------------------------------------------------------------


*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

SALES CHARGE:  CLASS A SHARES

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You do not pay a sales charge on investments of $500,000 or more, or on the fund's distributions or dividends you reinvest in additional Class A shares.

                                  SALES CHARGE AS A % OF
                                 OFFERING     NET AMOUNT
          AMOUNT OF PURCHASE     PRICE (%)   INVESTED (%)
          Less than $500,000         2.00           2.04
          ----------------------------------------------
          $500,000 or more            -0-            -0-
          ----------------------------------------------

INVESTMENTS OF $500,000 OR MORE. You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

QUALIFYING FOR A REDUCED CLASS A SALES CHARGE. There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege - lets you combine the current value of Class A shares owned
 .  by you, or
 .  by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney mutual funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

WAIVERS FOR CERTAIN CLASS A INVESTORS. Class A initial sales charges are waived for certain types of investors, including:

 .  Employees of members of the NASD

 . Clients of newly employed Salomon Smith Barney Financial Consultants if certain conditions are met

 . Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn more about the requirements for reductions or waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.


SALES CHARGE:  CLASS L SHARES

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class L shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.


SALES CHARGE:  CLASS Y SHARES

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

MORE ABOUT DEFERRED SALES CHARGES

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 . Shares exchanged for shares of another Smith Barney mutual fund . Shares representing reinvested distributions and dividends
 .  Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:

 .  On payments made through certain systematic withdrawal plans
 .  For involuntary redemptions of small account balances
 .  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

--------------------------------------------------------------------------------
BUYING SHARES
--------------------------------------------------------------------------------

Through a Salomon Smith Barney Financial Consultant or dealer representative


You should contact your Salomon Smith Barney Financial Consultant or dealer representative to open a brokerage account and make arrangements to buy shares.

If you do not provide the following information, your order will be rejected

 .   Class of shares being bought
 .   Dollar amount or number of shares being bought

You should pay for your shares through your brokerage account no later than the third business day after you place your order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
Through the fund's transfer agent

Certain other investors who are clients of the selling group are eligible to buy shares directly from the fund.

 .  Write the transfer agent at the following address:

  Smith Barney Investment Trust
    Intermediate Maturity California Municipals Fund
  (Specify class of shares)
  c/o First Data Investor Services Group, Inc.
  P.O. Box 5128
  Westborough, Massachusetts 01581-5128

 . Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

 .  For more information, call the transfer agent at 1-800-451-2010
--------------------------------------------------------------------------------
Systematic investment plan

You may authorize Salomon Smith Barney, your dealer representative or the transfer agent to transfer funds automatically from a regular bank account, cash held in a Salomon Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

 .  Amounts transferred should be at least:  $25 monthly or $50 quarterly

 . If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

For more information, contact your Salomon Smith Barney Financial Consultant, your dealer representative or the transfer agent or consult the SAI.

--------------------------------------------------------------------------------
EXCHANGING SHARES
--------------------------------------------------------------------------------
Smith Barney offers a distinctive family of mutual funds tailored to help meet the varying needs of both large and small investors

You should contact your Salomon Smith Barney Financial Consultant or dealer representative to exchange into other Smith Barney mutual funds. Be sure to read the prospectus of the Smith Barney mutual fund you are exchanging into. An exchange is a taxable transaction.

 . You may exchange shares only for shares of the same class of another Smith Barney mutual fund. Not all Smith Barney funds offer all classes.

 . Not all Smith Barney funds may be offered in your state of residence. Contact your Smith Barney Financial Consultant, dealer representative or the transfer agent.

 .  You must meet the minimum investment amount for each fund

 . If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the exchange is effective.

 . The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges
--------------------------------------------------------------------------------
Waiver of additional sales charges

Your shares will not be subject to an initial sales charge at the time of the exchange.

Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time to a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
By telephone

If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
By mail

If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.

--------------------------------------------------------------------------------
REDEEMING SHARES
--------------------------------------------------------------------------------

Generally

Contact your Salomon Smith Barney Financial Consultant or dealer representative to redeem shares of the fund.

If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

If the shares are held by a fiduciary or corporation, other documents may be required.

Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears.

If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
By mail

For accounts held directly at the fund, send written requests to the transfer agent at the following address:

 Smith Barney Investment Trust
   Intermediate Maturity California Municipals Fund
 (Specify class of shares)
 c/o First Data Investor Services Group, Inc.
 P.O. Box 5128
 Westborough, Massachusetts 01581-5128

Your written request must provide the following:

 .  Your account number

 .  The class of shares and the dollar amount or number of shares to be redeemed

 .  Signatures of each owner exactly as the account is registered

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

By telephone

If you do not have a brokerage account, you may be eligible to redeem shares in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You may be charged a fee for wire transfers. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.

--------------------------------------------------------------------------------
Automatic cash withdrawal plans

You can arrange for the automatic redemption of a portion of your shares on a monthly or quarterly basis. To qualify you must own shares of the fund with a value of at least $10,000 and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

The following conditions apply:

 .  Your shares must not be represented by certificates

 .  All dividends and distributions must be reinvested

For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

--------------------------------------------------------------------------------
OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means that you have provided the following information without which your request will not be processed.

     .  Name of the fund
     .  Account number
     .  Class of shares being bought, exchanged or redeemed
     . Dollar amount or number of shares being bought, exchanged or redeemed
     .  Signature of each owner exactly as account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

SIGNATURE GUARANTEES. To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming (together with other requests submitted in the previous 10 days) over $10,000 of shares

 .  Are sending signed share certificates or stock powers to the transfer agent

 . Instruct the transfer agent to mail the check to an address different from the one on your account

 .  Change your account registration

 .  Want the check paid to someone other than the account owner(s)

 . Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loans, but not from a notary public.

The fund has the right to:

 .  Suspend the offering of shares

 .  Waive or change minimum and additional investment amounts

 .  Reject any purchase or exchange order

 .  Change, revoke or suspend the exchange privilege

 .  Suspend telephone transactions

 . Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

SMALL ACCOUNT BALANCES. If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

EXCESSIVE EXCHANGE TRANSACTIONS. The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

SHARE CERTIFICATES. The fund does not issue share certificates unless a written request is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

--------------------------------------------------------------------------------
DISTRIBUTIONS, DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS. The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income.
You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES. The following table describes the tax consequences of certain fund transactions.

---------------------------------------------------------------------------------------------------------
TRANSACTION                  FEDERAL TAX STATUS                       CALIFORNIA TAX STATUS
---------------------------------------------------------------------------------------------------------
Redemption or exchange       Usually capital gain or loss; long-      Usually capital gain or loss
of shares                    term only if shares owned
                             more than one year
---------------------------------------------------------------------------------------------------------
Long-term capital gain       Taxable gain                             Taxable gain
distributions
---------------------------------------------------------------------------------------------------------
Short-term capital gain      Ordinary income                          Ordinary income
distributions
---------------------------------------------------------------------------------------------------------
Dividends                    Exempt if from interest on tax-          Exempt if from interest on
                             exempt securities, otherwise             California municipal securities,
                             ordinary income                          otherwise ordinary income
---------------------------------------------------------------------------------------------------------

Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment. After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, taxable dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

SHARE PRICE

You may buy, exchange or redeem shares at their net asset value, adjusted for any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. When market prices are not available, or when the manager believes they are unreliable, the fund may price these securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on an investment in a class assuming reinvestment of all dividends and distributions. The information in the following tables, except for the fiscal year ended November 30, 1994 which was audited by other auditors, was audited by KPMG Peat Marwick LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request).

FOR A CLASS A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30:

-----------------------------------------------------------------------------------------------
                                              1998    1997      1996      1995       1994
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                  $  8.55   $  8.53   $  7.80   $  8.50
-----------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income(1)                            0.40      0.40      0.40      0.39
   Net realized and unrealized gain (loss)             0.11      0.02      0.73     (0.69)
-----------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                    0.51      0.42      1.13     (0.30)
-----------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                              (0.40)    (0.40)    (0.40)    (0.39)
   Net realized gains                                    --        --        --     (0.01)
-----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   (0.40)    (0.40)    (0.40)    (0.40)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                        $  8.66   $  8.55   $  8.53   $  7.80
-----------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                        6.13%     5.05%    14.84%   (3.65)%(3)
-----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000)'S                     $25,630   $24,537   $26,211   $25,359
-----------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(1)                                          0.75%     0.77%     0.75%     0.75%(4)
  Net investment income                                4.65      4.69      4.89      4.73(4)
-----------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                   9%       15%        8%       39%
-----------------------------------------------------------------------------------------------

(1) The adviser and administrator waived all or part of their fees for the three years ended November 30, 1997. In addition, the investment adviser reimbursed the Fund for $75,189 in expenses for the year ended November 30, 1996. If such fees had not been waived and expenses had not been reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

             Per Share Decreases to      Expense Ratios Without Fee
             Net Investment Income       Waivers and Reimbursements
           ----------------------------------------------------------

           1997   1996   1995   1994    1997    1996    1995    1994
           -----  -----  -----  -----  ------  ------  ------  ------
Class A    $0.03  $0.07  $0.03  $0.04   1.12%   1.54%   1.16%   1.24%

(2) Total return does not reflect any applicable sales load on contingent deferred sales charge.
(3)  Not annualized.
(4)  Annualized.

FOR A CLASS L SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30:

---------------------------------------------------------------------------------
                                      1998   1997     1996     1995     1994(1)
---------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR          $ 8.54   $ 8.52   $ 7.80   $ 7.76
---------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income(2)                    0.38     0.38     0.38     0.01
  Net realized and unrealized gain            0.11     0.02     0.72     0.05(3)
TOTAL INCOME FROM OPERATIONS                  0.49     0.40     1.10     0.06
---------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                      (0.38)   (0.38)   (0.38)   (0.02)
TOTAL DISTRIBUTIONS                          (0.38)   (0.38)   (0.38)   (0.02)
---------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                $ 8.65   $ 8.54   $ 8.52   $ 7.80
---------------------------------------------------------------------------------
TOTAL RETURN(4)                               5.92%    4.84%   14.36%    0.72%(5)
---------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000)'S             $3,419   $2,607   $2,254   $   45
---------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(2)                                 0.96%    0.98%    0.98%    0.95%(6)
  Net investment income                       4.44     4.48     4.54     4.53(6)
---------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                          9%      15%       8%      39%
---------------------------------------------------------------------------------

(1) For the period from November 8, 1994 (inception date) to November 30, 1994.
(2) The adviser and administrator waived all or part of their fees for the three years ended November 30, 1997 and the period ended November 30, 1994. In addition, the investment adviser reimbursed the fund for $75,189 in expenses for the year ended November 30, 1996. If such fees had not been waived and expenses had not been reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

              Per Share Decreases to         Expense Ratios Without Fee
               Net Investment Income         Waivers and Reimbursements
           ----------------------------------------------------------------

           1997   1996   1995     1994     1997    1996    1995     1994
           -----  -----  -----  --------  ------  ------  ------  ---------
Class L    $0.03  $0.07  $0.03  $0.00(7)   1.33%   1.75%   1.39%   1.44%(6)

(3) The amount in this caption for each share outstanding throughout the period may not accord with the change in aggregate gains and losses in the portfolio securities for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.
(4) Total return does not reflect any applicable sales load or contingent deferred sales charge.
(5) Not annualized.
(6) Annualized.
(7) Amount represents less than $0.01 per share.

FOR A CLASS Y SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30:

---------------------------------------------------------------------------
                                      1998   1997     1996      1995 (1)
---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR          $ 8.56   $ 8.54   $   8.39
---------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income(2)                    0.41     0.41       0.09
  Net realized and unrealized gain            0.11     0.02       0.15
---------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                  0.52     0.43       0.24
---------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                      (0.42)   (0.41)     (0.09)
---------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                          (0.42)   (0.41)     (0.09)
---------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                $ 8.66   $ 8.56   $   8.54
---------------------------------------------------------------------------
TOTAL RETURN                                  6.20%    5.22%      2.92%(3)
---------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000)'S             $  292   $  274   $    261
---------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses(2)                                 0.56%    0.59%      0.58%(4)
  Net investment income                       4.84     4.87       4.74(4)
---------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                          9%      15%         8%
---------------------------------------------------------------------------

(1) For the period from September 8, 1995 (inception date) to November 30, 1995.
(2) The adviser and administrator waived all or part of their fees for the two years ended November 30, 1997 and the period ended November 30, 1995. In addition, the investment adviser reimbursed the fund for $75,189 in expenses for the year ended November 30, 1996. If such fees had not been waived and expenses had not been reimbursed, the per share effect on net investment income and the expense ratios would have been as follows:

             Per Share Decrease to Net      Expense Ratios Without Fee
                 Investment Income          Waivers and Reimbursements
           -----------------------------------------------------------

             1997     1996     1995      1997       1996       1995
           -------  -------  -------  ---------  --------  -----------
Class Y      $0.03    $0.07    $0.03      0.94%     1.36%     0.99%(4)

(3)    Not annualized.
(4)    Annualized.

SALOMON SMITH BARNEY (SM)
A MEMBER OF CITIGROUP [SYMBOL]

INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND
-- an investment portfolio of Smith Barney Investment Trust

SHAREHOLDER REPORTS. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION. The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

VISIT OUR WEB SITE. Our web site is located at www.smithbarney.com

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. The Commission charges a fee for this service. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same reports and information free from the Commission's Internet web site -- www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-06444)



     --------------------------
     [LOGO]

     Smith Barney Mutual Funds

     Investing for your future.

     Every day.
     --------------------------

PROSPECTUS                     SMITH BARNEY
                               MUTUAL FUNDS

--------------------------------------------------------------------------------

March 30, 1999                 Intermediate Maturity
                               New York Municipals Fund

                               Class A, L and Y Shares

The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Contents

Smith Barney Mutual Funds offers a distinctive family of fund choices tailored to help meet the varying needs of large and small investors. Currently, Smith Barney Mutual Funds offers more than 60 individual funds with assets of more than $xx billion.

Fund goal and strategies......................................4

Risks, performance and expenses...............................

More on the fund's investments................................8

Management....................................................9

Choosing a class of shares to buy............................10

Comparing the fund's classes.................................11

Sales charges................................................12

More about deferred sales charges............................14

Buying shares................................................15

Exchanging shares............................................16

Redeeming shares.............................................17

Other things to know about
  share transactions.........................................19

Dividends, distributions and
  taxes......................................................21

Share price..................................................22

Financial highlights.........................................23

You should know:

An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


Intermediate Maturity New York Municipals Fund                               -3-

--------------------------------------------------------------------------------
Fund goal and strategies
--------------------------------------------------------------------------------

Investment objective

The fund seeks to provide New York investors with as high a level of current income exempt from federal income taxes and New York state and New York City personal income taxes as is consistent with the preservation of principal.

Key investments

The fund invests primarily in "New York municipal securities," which are debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities (together with certain other governmental issuers such as Puerto Rico, the Virgin Islands and Guam). The interest on these bonds is exempt from federal income tax and New York state and New York City personal income tax. As a result, the interest rate on these bonds normally is lower than it would be if the bonds were subject to taxation. The fund maintains an average portfolio maturity of between three and ten years. The fund can invest up to 20% of its assets in unrated securities that the manager determines are comparable to securities rated investment grade.

Selection process

The manager selects securities primarily by identifying undervalued sectors and individual securities, while also selecting securities that it believes will benefit from changes in market conditions. In selecting individual securities, the manager:

o Uses fundamental credit analysis to estimate the relative value and attractiveness of various securities and sectors and to exploit opportunities in the municipal bond market

o Trades between general obligation and revenue bonds and among various revenue bond sectors, such as housing, hospital and industrial development, based on their apparent relative values

o Identifies individual securities with the most potential for added value, such as those involving unusual situations, new issuers, the potential for credit upgrades, unique structural characteristics or innovative features

o Considers a security's maturity in light of the outlook for the issuer and its sector and interest rates

--------------------------------------------------------------------------------
Risks, performance and expenses
--------------------------------------------------------------------------------

Principal risks of investing in the fund

Investing in New York municipal securities can bring added benefits, but it may also involve additional risks. Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if any of the following occurs:

o     Interest rates rise, causing the value of the fund's portfolio to decline

o The issuer of a security owned by the fund defaults on its obligation to pay principal and/or interest or has its credit rating downgraded

o New York municipal securities fall out of favor with investors. The fund may suffer more than a national fund from adverse events affecting New York municipal issuers

o     Unfavorable legislation affects the tax-exempt status of municipal bonds

o The manager's judgment about the attractiveness, value or income potential of a particular security proves to be incorrect

It is possible that some of the fund's income distributions may be, and distributions of the fund's gains generally will be, subject to federal, New York state and New York City taxation. The fund may realize taxable capital gains on the sale of its securities or on transactions in derivative contracts. Some of the fund's income may be subject to the federal alternative minimum tax. In addition, distributions of the fund's income and gains will be taxable to investors in states other than New York.

The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in one issuer than a diversified fund. To the extent the fund concentrates its assets in a particular issuer, the fund will be more susceptible to negative events affecting that issuer.

Who may want to invest

The fund may be an appropriate investment if you are a New York taxpayer:

o In a high federal tax bracket seeking income that is exempt from New York and federal taxation

o Currently have exposure to other asset classes and are seeking to broaden your investment portfolio

o Are willing to accept the risks of municipal securities, including the risks of concentrating in a single state


Intermediate Maturity New York Municipals Fund                               -5-

Total return

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

                               [GRAPHIC OMITTED]

This bar chart shows the performance of the fund's Class A shares for each of the past seven years. Class L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

Quarterly returns: Highest: xx% in ___ quarter 199X; Lowest: xx% in ___ quarter 199X

Comparative performance. This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown to that of the Lehman Brothers Municipal Bond Index (the "Lehman Index"), an unmanaged index of municipal bonds and the Lipper New York Intermediate Maturity Municipal Fund Average (the "Lipper Funds Average"), an average composed of the fund's peer group of mutual funds. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

--------------------------------------------------------------------------------
     Average Annual Total Returns -- Calendar Years Ended December 31, 1998
--------------------------------------------------------------------------------
                 Inception                                             Since
   Class            Date       1 year     5 years    10 years        inception
--------------------------------------------------------------------------------
     A            12/31/91
--------------------------------------------------------------------------------
     L             12/5/94                              n/a
--------------------------------------------------------------------------------
     Y           [xx/xx/xx]*     n/a        n/a         n/a
--------------------------------------------------------------------------------
Lehman Index        n/a
--------------------------------------------------------------------------------

* [As of [                ], 1998, the fund had not issued any Class Y shares.]

Fees and expenses

This table sets forth the fees and expenses you will pay if you invest in fund shares.

-------------------------------------------------------------------------------------------------------
Shareholder fees
(paid directly from your investment)                         Class A           Class L          Class Y
-------------------------------------------------------------------------------------------------------
Maximum sales charge on purchases (as a % of offering         2.00%             1.00%             None
price)
-------------------------------------------------------------------------------------------------------
Maximum deferred sales charge on redemptions (as a %          None*             1.00%             None
of the lower of net asset value at purchase or
redemption)
-------------------------------------------------------------------------------------------------------
Annual fund operating expenses
(paid by the fund as a % of fund net assets)
-------------------------------------------------------------------------------------------------------
Management fees**                                             0.30%             0.30%            0.30%
-------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fee                          0.15%             0.35%             None
-------------------------------------------------------------------------------------------------------
Other expenses
                                                              ----              ----              ----
-------------------------------------------------------------------------------------------------------
Total annual fund operating expenses
                                                              ====              ====              ====
-------------------------------------------------------------------------------------------------------

* You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

** Management fee rates shown above have not been reduced to reflect waivers currently in effect. The actual management fee rate for the last fiscal year was ___% of each class' average daily net assets, and the fund's total annual operating expenses were ___% for Class A and ___% for Class L.

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

o     You invest $10,000 in the fund for the period shown

o     Your investment has a 5% return each year

o     You reinvest all distributions and dividends without a sales charge

o     The fund's operating expenses remain the same

--------------------------------------------------------------------------------
Number of years you own your shares       1 year    3 years   5 years   10 years
--------------------------------------------------------------------------------
Class A                                   $         $         $         $
--------------------------------------------------------------------------------
Class L (redemption at end of period)     $         $         $         $
--------------------------------------------------------------------------------
Class L (no redemption)                   $         $         $         $
--------------------------------------------------------------------------------
Class Y                                   $         $         $         $
--------------------------------------------------------------------------------


Intermediate Maturity New York Municipals Fund                               -7-

--------------------------------------------------------------------------------
More on the fund's investments
--------------------------------------------------------------------------------

New York municipal securities. The New York municipal securities in which the fund invests include general obligation bonds, revenue bonds and notes, and municipal leases. These securities may pay interest at fixed, variable or floating rates. The fund may also hold zero coupon securities which pay no interest during the life of the obligation but trade at prices below their stated maturity value.

The fund normally maintains an average portfolio maturity of between three and ten years. The fund normally focuses on securities that have remaining maturities at the time of purchase of three to twenty years. However, the fund may invest in individual securities of any maturity.

Derivatives and hedging techniques. The fund may, but need not, use derivative contracts, such as futures and options on futures, to hedge against adverse changes in the market value of its securities or in interest rates. The fund restricts its use of futures or options on futures to those that are either based on an index of municipal securities or relate to debt securities which the manager believes are correlated in price to the municipal securities held or to be purchased by the fund.

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities or indices. Even a small investment in derivative contracts can have a big impact on the interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when securities prices or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Defensive investing. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

--------------------------------------------------------------------------------
Management
--------------------------------------------------------------------------------

The manager. The fund's investment adviser and administrator (the manager) is SSBC Fund Management Inc., an affiliate of Salomon Smith Barney Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. Among these businesses are Citibank, Commercial Credit, Primerica Financial Services, Salomon Smith Barney, SSBC Asset Management, Travelers Life & Annuity and Travelers Property Casualty.

Peter Coffey, investment officer of SSBC Fund Management Inc. and managing director of Salomon Smith Barney, has been responsible for the day to day management of the fund since its inception in 1991. Mr. Coffey has 30 years of investment management experience.

Management fees. During the fiscal year ended November 30, 1998, the manager received a management fee and administrative fee equal to __% and __%, respectively, of the fund's average daily net assets.

Distributor. The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker dealers sells fund shares to the public.

Distribution plans. The fund has adopted Rule 12b-1 distribution plans for its Class A and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Year 2000 issue. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee the efforts of the fund (limited to requesting and receiving reports from its service providers) or its service providers to correct the problem will be successful.


Intermediate Maturity New York Municipals Fund                               -9-

--------------------------------------------------------------------------------
Choosing a class of shares to buy
--------------------------------------------------------------------------------

You can choose among three classes of shares: Classes A, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

o If you establish a program of regular investment, you may wish to consider Class A shares; as the investment accumulates, you may qualify for reduced sales charges and the shares are subject to lower ongoing expenses.

o Class L shares are sold with a lower initial sales charge than Class A shares, which may also help to offset the higher annual expenses of this class. Because the fund's future return cannot be predicted, however, there can be no assurance that this would be the case for either class.

You may buy shares from:

o     A Salomon Smith Barney Financial Consultant

o An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative

o The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums. Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

--------------------------------------------------------------------------------
                                                Initial               Additional
                                      ----------------------------   -----------
--------------------------------------------------------------------------------
                                      Classes A, L       Class Y     All Classes
--------------------------------------------------------------------------------
General                                  $1,000        $15 million       $50
--------------------------------------------------------------------------------
Monthly Systematic Investment Plans       $25              n/a           $25
--------------------------------------------------------------------------------
Quarterly Systematic Investment Plans     $50              n/a           $50
--------------------------------------------------------------------------------
Uniform Gift to Minor Accounts            $250         $15 million       $50
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Comparing the fund's classes
--------------------------------------------------------------------------------

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. Your Salomon Smith Barney Financial Consultant or dealer representative may receive different compensation depending upon which class you choose.

--------------------------------------------------------------------------------------------------------
                           Class A                        Class L                       Class Y
--------------------------------------------------------------------------------------------------------
Key features     o Initial sales charge         o  Initial sales charge is     o No initial or deferred
                 o You may qualify for          lower than Class A             sales charge
                 reduction or waiver of         o Deferred sales charge for    o Minimum investment of
                 initial sales charge           1 year                         at least $15 million
                 o  Lower annual expenses       o Higher annual expenses       o Lower annual expenses
                 than Class L                    than Class A                  than the other classes
--------------------------------------------------------------------------------------------------------
Initial sales    Up to 2.00%; reduced or        1.00%                          None
charge           waived for large purchases
                 and certain investors.  No
                 charge for purchases of
                 $500,000 or more
--------------------------------------------------------------------------------------------------------
Deferred         1% on purchases of $500,000    1% if you redeem within 1      None
sales charge     or more if you redeem           year of purchase
                 within 1 year of purchase
--------------------------------------------------------------------------------------------------------
Annual           0.15% of average daily net     0.35% of average daily net     None
distribution     assets                         assets
and service
fees
--------------------------------------------------------------------------------------------------------
Exchange-        Class A shares of most         Class L shares of most         Class Y shares of most
able into*       Smith Barney mutual funds      Smith Barney mutual funds      Smith Barney mutual funds
--------------------------------------------------------------------------------------------------------

* Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.


Intermediate Maturity New York Municipals Fund                              -11-

--------------------------------------------------------------------------------
Sales charge: Class A shares
--------------------------------------------------------------------------------

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You do not pay a sales charge on investments of $500,000 or more, or on the fund's distributions or dividends you reinvest in additional Class A shares.

--------------------------------------------------------------------------------
                                                  Sales Charge as a % of

                                           Offering                Net amount
Amount of purchase                         price (%)              invested (%)
--------------------------------------------------------------------------------
Less than $500,000                            2.00                    2.04
--------------------------------------------------------------------------------
$500,000 or more                               -0-                     -0-
--------------------------------------------------------------------------------

Investments of $500,000 or more. You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge. There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege - lets you combine the current value of Class A shares owned

      o     by you, or

      o     by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney mutual funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors. Class A initial sales charges are waived for certain types of investors, including:

o     Employees of members of the NASD

o Clients of newly employed Salomon Smith Barney Financial Consultants if certain conditions are met

o Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn more about the requirements for reductions or waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

--------------------------------------------------------------------------------
Sales charge: Class L shares
--------------------------------------------------------------------------------

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class L shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

--------------------------------------------------------------------------------
Sales charge: Class Y shares
--------------------------------------------------------------------------------

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.


Intermediate Maturity New York Municipals Fund                              -13-

--------------------------------------------------------------------------------
More about deferred sales charges
--------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

o     Shares exchanged for another Smith Barney mutual fund

o     Shares representing reinvested distributions and dividends

o     Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

o     On payments made through certain systematic withdrawal plans

o     For involuntary redemptions of small account balances

o     For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------

Through a Salomon Smith Barney Financial Consultant or dealer representative

You should contact your Salomon Smith Barney Financial Consultant or dealer representative to open a brokerage account and make arrangements to buy shares.

If you do not provide the following information, your order will be rejected

      o     Class of shares being bought

      o     Dollar amount or number of shares being bought

You should pay for your shares through your brokerage account no later than the third business day after you place your order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.

--------------------------------------------------------------------------------
Through the fund's transfer agent

Certain other investors who are clients of the selling group are eligible to buy shares directly from the fund.

o     Write the transfer agent at the following address:

      Smith Barney Investment Trust
        Intermediate Maturity New York Municipals Fund
      (Specify class of shares)
      c/o First Data Investor Services Group, Inc.
      P.O. Box 5128
      Westborough, Massachusetts 01581-5128

o Enclose a check to pay for the shares. For initial purchases, complete and send an account application.

o     For more information, call the transfer agent at 1-800-451-2010

--------------------------------------------------------------------------------
Systematic investment plan

You may authorize Salomon Smith Barney, your dealer representative or the transfer agent to transfer funds automatically from a regular bank account, cash held in a Salomon Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

o     Amounts transferred should be at least: $25 monthly or $50 quarterly

o If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

For more information, contact your Salomon Smith Barney Financial Consultant, your dealer representative or the transfer agent or consult the SAI.


Intermediate Maturity New York Municipals Fund                              -15-

--------------------------------------------------------------------------------
Exchanging shares
--------------------------------------------------------------------------------

Smith Barney offers a distinctive family of mutual funds tailored to help meet the varying needs of both large and small investors

You should contact your Salomon Smith Barney Financial Consultant or dealer representative to exchange into other Smith Barney mutual funds. Be sure to read the prospectus of the Smith Barney mutual fund you are exchanging into. An exchange is a taxable transaction.

o You may exchange shares only for shares of the same class of another Smith Barney mutual fund. Not all Smith Barney funds offer all classes.

o Not all Smith Barney funds may be offered in your state of residence. Contact your Smith Barney Financial Consultant, dealer representative or the transfer agent.

o     You must meet the minimum investment amount for each fund

o If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the exchange is effective

o The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges

--------------------------------------------------------------------------------
Waiver of additional sales charges

Your shares will not be subject to an initial sales charge at the time of the exchange.

Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.

--------------------------------------------------------------------------------
By telephone

If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

You can make telephone exchanges only between accounts that have identical registrations.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By mail

If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.

--------------------------------------------------------------------------------
Redeeming shares
--------------------------------------------------------------------------------

Generally

Contact your Salomon Smith Barney Financial Consultant or dealer representative to redeem shares of the fund.

If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

If the shares are held by a fiduciary or corporation, other documents may be required.

Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears.

If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------


Intermediate Maturity New York Municipals Fund                              -17-

--------------------------------------------------------------------------------
By mail

For accounts held directly at the fund, send written requests to the transfer agent at the following address:

      Smith Barney Investment Trust
        Intermediate Maturity New York Municipals Fund
      (Specify class of shares)
      c/o First Data Investor Services Group, Inc.
      P.O. Box 5128
      Westborough, Massachusetts 01581-5128

Your written request must provide the following:

o     Your account number

o The class of shares and the dollar amount or number of shares to be redeemed

o     Signatures of each owner exactly as the account is registered

--------------------------------------------------------------------------------
By telephone

If you do not have a brokerage account, you may be eligible to redeem shares in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You may be charged a fee for wire transfers. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.

--------------------------------------------------------------------------------
Automatic cash withdrawal plans

You can arrange for the automatic redemption of a portion of your shares on a monthly or quarterly basis. To qualify you must own shares of the fund with a value of at least $10,000 and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

The following conditions apply:

o     Your shares must not be represented by certificates

o     All dividends and distributions must be reinvested

For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

--------------------------------------------------------------------------------
Other things to know about share transactions
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means that you have provided the following information without which your request will not be processed.

      o     Name of the fund

      o     Account number

      o     Class of shares being bought, exchanged or redeemed

      o Dollar amount or number of shares being bought, exchanged or redeemed

      o     Signature of each owner exactly as account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees. To be in good order, your redemption must include a signature guarantee if you:

o Are redeeming (together with other requests submitted in the previous 10 days) over $10,000 of shares

o Are sending signed share certificates or stock powers to the transfer agent

o Instruct the transfer agent to mail the check to an address different from the one on your account

o     Change your account registration


Intermediate Maturity New York Municipals Fund                              -19-

o     Want the check paid to someone other than the account owner(s)

o Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loans, but not from a notary public.

The fund has the right to:

o     Suspend the offering of shares

o     Waive or change minimum and additional investment amounts

o     Reject any purchase or exchange order

o     Changed, revoke or suspend the exchange privilege

o     Suspend telephone transactions

o Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

Small account balances. If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions. The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates. The fund does not issue share certificates unless a written request is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

--------------------------------------------------------------------------------
Distributions, dividends and taxes
--------------------------------------------------------------------------------

Dividends. The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes. The following table describes the tax consequences of certain fund transactions.

----------------------------------------------------------------------------------------------------
Transaction                  Federal tax status                      New York tax status
----------------------------------------------------------------------------------------------------
Redemption or exchange       Usually capital gain or loss; long-     Usually capital gain or loss
of shares                    term only if shares owned more
                             than one year
----------------------------------------------------------------------------------------------------
Long-term capital gain       Taxable gain                            Taxable gain
distributions
----------------------------------------------------------------------------------------------------
Short-term capital gain      Ordinary income                         Ordinary income
distributions
----------------------------------------------------------------------------------------------------
Dividends                    Exempt if from interest on tax-         Exempt if from interest on New
                             exempt securities, otherwise            York municipal securities,
                             ordinary income                         otherwise ordinary income
----------------------------------------------------------------------------------------------------

Any taxable dividends and capital gain distributions are taxable whether received in cash or reinvested in fund shares. Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a taxable dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.


Intermediate Maturity New York Municipals Fund                              -21-

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, taxable dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

--------------------------------------------------------------------------------
Share price
--------------------------------------------------------------------------------

You may buy, exchange or redeem shares at net asset value, adjusted for any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. When market prices are not available, or when the manager believes they are unreliable, the fund may price these securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on an investment in a class assuming reinvestment of all dividends and distributions. The information in the following tables, except for the fiscal year ended November 30, 1994 which was audited by other auditors, was audited by KPMG Peat Marwick LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request).

For a Class A share of beneficial interest outstanding throughout each year ended November 30:

---------------------------------------------------------------------------------------------------
                                               1998      1997       1996      1995        1994
---------------------------------------------------------------------------------------------------
Net asset value, beginning of year                      $8.47      $8.48     $7.80       $8.54
---------------------------------------------------------------------------------------------------
Income (loss) from operations:
      Net investment income(1)                           0.41       0.41      0.41        0.40
      Net realized and unrealized gain (loss)            0.10      (0.01)     0.68       (0.72)
---------------------------------------------------------------------------------------------------
Total income (loss) from operations                      0.51       0.40      1.09       (0.32)
---------------------------------------------------------------------------------------------------
Less distributions from:
      Net investment income                             (0.41)     (0.41)    (0.41)      (0.40)
      Net realized gains                                   --         --        --       (0.02)
---------------------------------------------------------------------------------------------------
Total distributions                                     (0.41)     (0.41)    (0.41)      (0.42)
---------------------------------------------------------------------------------------------------
Net asset value, end of year                            $8.57      $8.47     $8.48       $7.80
---------------------------------------------------------------------------------------------------
Total return(2)                                          6.23%      4.85%    14.31%      (3.97)%
---------------------------------------------------------------------------------------------------
Net assets, end of year (000)'s                       $47,759    $49,355   $52,568     $62,090
---------------------------------------------------------------------------------------------------
Ratios to average net assets:
      Expenses(1)                                        0.67%      0.66%     0.65%       0.65%
      Net investment income                              4.83       4.86      5.01        4.77
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   52%         67%       --          68%
---------------------------------------------------------------------------------------------------

(1) The adviser has waived all or part of its fees for the three years ended November 30, 1997. If such fees had not been waived, the per share decreases in net investment income and the expense ratios would have been as follows:

                        Per Share Decrease                          Expense Ratios
                     in Net Investement Income                   Without Fee Waivers
               1997       1996       1995       1994      1997      1996      1995       1994
               ----       ----       ----       ----      ----      ----      ----       ----
Class A       $0.03      $0.04      $0.03      $0.03      0.98%     1.08%     0.97%      0.98%

(2) Total return does not reflect any applicable sales load or deferred sales charge.


Intermediate Maturity New York Municipals Fund                              -23-

For a Class L share of beneficial interest outstanding throughout each year ended November 30:

------------------------------------------------------------------------------------------
                                             1998       1997         1996         1995(1)
------------------------------------------------------------------------------------------
Net asset value, beginning of year                    $ 8.47       $ 8.48       $ 7.87
------------------------------------------------------------------------------------------
Income from operations:
      Net investment income(2)                          0.39         0.39         0.38
      Net realized and unrealized gain                  0.10        (0.01)        0.61
      (loss)
------------------------------------------------------------------------------------------
Total income from operations                            0.49         0.38         0.99
------------------------------------------------------------------------------------------
Less distributions from:
      Net investment income                            (0.39)       (0.39)       (0.38)
------------------------------------------------------------------------------------------
Total distributions                                    (0.39)       (0.39)       (0.38)
------------------------------------------------------------------------------------------
Net asset value, end of year                          $ 8.57       $ 8.47       $ 8.48
------------------------------------------------------------------------------------------
Total return(3)                                         6.00%        4.64%       13.01%(4)
------------------------------------------------------------------------------------------
Net assets, end of year (000)'s                       $2,283       $1,192       $  393
------------------------------------------------------------------------------------------
Ratios to average net assets:
      Expenses(2)                                       0.89%        0.88%        0.86%(5)
      Net investment income                             4.61         4.64         4.74(5)
------------------------------------------------------------------------------------------
Portfolio turnover rate                                   52%          67%          --
------------------------------------------------------------------------------------------

(1)   For the period from December 5, 1994 (inception date) to November 30,
      1995.
(2) The adviser has waived a part of its fees for the two year period ended November 30, 1997 and for the period ended November 30, 1995. If such fees had not been waived, the per share effect on net investment income and the expense ratios would have been as follows:

                   Per Share Decrease                   Expense Ratios
                in Net Investement Income            Without Fee Waivers
               1997        1996       1995       1997       1996        1995
               ----        ----       ----       ----       ----        ----
Class L       $0.03       $0.02      $0.03      $1.20       1.30%(5)    1.19%(5)

(3) Total return does not reflect any applicable sales load or deferred sales charge.
(4)   Not annualized.
(5)   Annualized.

SALOMON SMITH BARNEY(SM)
a member of citigroup [Symbol]

Intermediate Maturity New York Municipals Fund
-- an investment portfolio of Smith Barney Investment Trust

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information. The statement of additional information provides more detailed information about the fund. It is incorporated by reference into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. The Commission charges a fee for this service. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same reports and information free from the Commission's Internet web site -- www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-06444)

--------------------------------
[Logo]

Smith Barney Mutual Funds

Investing for your future.

Every day.

--------------------------------


PROSPECTUS                            SMITH BARNEY
                                      MUTUAL FUNDS

--------------------------------------------------------------------------------

March 30, 1999     S&P 500 INDEX FUND

                             Class A and D Shares


The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is crime.

CONTENTS
                         Fund goal and strategies.............................

                         Risks, performance and expenses......................

                         More on the fund's investments.......................

                         Management...........................................

Smith Barney             Choosing a class of shares to buy....................
Mutual Funds
offers a distinctive     Comparing the fund's classes.........................
family of fund
choices tailored to      Buying shares........................................
help meet the
varying needs of         Exchanging shares....................................
large and small
investors.               Redeeming shares.....................................
Currently, Smith
Barney Mutual            Other things to know about
Funds offers more        share transactions...................................
than 50
individual funds         Smith Barney 401(k) and
with assets of           ExecChoice(TM) programs..............................
more than $xx
billion.                 Dividends, distributions and
                         taxes................................................

                         Share price..........................................

                         Financial highlights.................................



You should know:
An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

FUND GOAL AND STRATEGIES

INVESTMENT OBJECTIVE

The fund seeks to provide investment results that, before expenses, correspond to the price and yield performance of the S&P 500 Index. The fund will hold a broadly diversified portfolio of common stocks that is comparable to the S&P 500 Index in terms of economic sector weightings, market capitalization and liquidity.

KEY INVESTMENTS

The fund invests at least 80% of its assets in common stocks included in the S&P 500 Index. The fund holds stocks of substantially all of the companies which comprise the S&P 500 Index, including those companies which are headquartered outside the U.S. The fund also enters into repurchase agreements, lends portfolio securities and uses certain types of derivative instruments to help implement its objective.

SELECTION PROCESS

The manager manages the fund as a "pure" index fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the composition of the S&P 500 Index as closely as possible by adjusting the fund's portfolio daily to reflect the companies included in the index and their weightings. The fund does not mirror the index exactly because, unlike the index, the fund must maintain a portion of its assets in cash and liquid securities to meet redemption requests and pay the fund's expenses.

The S&P 500 Index is one of the mostly widely used benchmarks of U.S. equity performance. The index consists of 500 stocks chosen for market capitalization, liquidity and industry group representation. The index is market-value-weighted, so the larger of the 500 companies have a bigger impact on the performance of the index. The index is also unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

RISKS, PERFORMANCE AND EXPENSES

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, because of the following:

 .   The S&P 500 Index goes down, or performs poorly relative to other U.S.
equity indexes or individual stocks

 .   An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of one of the larger companies in the S&P 500 Index

 .   The stocks of companies which comprise the S&P 500 Index fall out of favor with investors

Because the fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor performance. The fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise the S&P 500 Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the S&P 500 Index, the fund may underperform the index even before deducting expenses because the fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks.

WHO MAY WANT TO INVEST
The fund may be an appropriate investment if you:

 .   Are seeking to participate in the long term growth potential of U.S. large capitalization stocks
 .   Are seeking an investment which tracks the performance of the S&P 500 Index
 .   Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in fixed income securities
 .   Are willing to accept the risks of the stock market

TOTAL RETURN

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

                           [BAR CHART APPEARS HERE]

This bar chart shows the performance of the fund's Class A shares for the past year. Class D shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

QUARTERLY RETURNS:  Highest:  xx% in ___ quarter 1998;  Lowest:   xx% in ___
quarter 1998

COMPARATIVE PERFORMANCE

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown to that of the S&P 500 Index, an unmanaged index of U.S. stocks. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.

                                        AVERAGE ANNUAL TOTAL RETURNS
                                   Calendar Years Ended December 31, 1998
Class            Inception  1 year  5 years  10 years  Since inception
A                [x/x/97]             n/a      n/a
D                [x/x/97]             n/a      n/a
S&P 500 Index       n/a

FEES AND EXPENSES
This table sets forth the fees and expenses you will pay if you invest in fund shares.

SHAREHOLDER FEES
(paid directly from your investment)                     Class A   Class D
Maximum sales charge on purchases                          None      None

Maximum deferred sales charge on redemptions               None      None

ANNUAL FUND OPERATING EXPENSES (paid by the fund as a
% of fund net assets)
Management fees                                             .25%      .25%
Distribution and service (12b-1) fee                        .20%     None
Other expenses                                              ---       ---
Total annual fund operating expenses                        ---       ---

EXAMPLE
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

 .  You invest $10,000 in the fund for the period shown
 .  You redeem all shares at the end of the period
 .  Your investment has a 5% return each year
 .  The fund's operating expenses remain the same

 NUMBER OF YEARS YOU OWN YOUR SHARES   1 YEAR  3 YEARS  5 YEARS  10 YEARS
 Class A                                  $        $        $        $
 Class D                                  $        $        $        $

More on the fund's investments

DERIVATIVES. The fund may, but is not required to, use futures and options on securities and securities indexes, and options on these futures, for any of the following purposes:

 . to simulate full investment in the S&P 500 Index while maintaining sufficient liquidity to satisfy daily redemption requests and operating expenses
 . to facilitate trading in the securities of companies that comprise the index . to reduce transaction costs
 . to seek higher investment returns when a contract is priced more attractively than the stocks that comprise the index

The fund may not invest more than 20% of its assets in derivative contracts or more than 5% of its assets in open purchased put options.

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities or indexes. Even a small investment in derivative contracts can have a big impact on the fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

MONEY MARKET INSTRUMENTS. The fund may temporarily maintain up to 20% of its assets in money market instruments. The fund invests in money market instruments under the following circumstances:

 . pending investment of proceeds of the sale of shares of the fund . pending settlement of purchases of securities by the fund
 . to maintain liquidity to meet anticipated redemptions

FOREIGN INVESTMENTS. The fund may purchase common stocks and American Depositary Receipts (ADRs) of the foreign companies included in the S&P 500 Index. These securities are publicly traded on U.S. securities exchanges or over-the-counter markets. ADRs are U.S. dollar denominated securities which represent an interest in an underlying foreign security.

Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. Because the value of an ADR is dependent upon the market price of an underlying foreign security, ADRs are subject to most of the risks associated with foreign investing.

MANAGEMENT

THE MANAGER AND ADMINISTRATOR. The fund's investment adviser (the manager) is The Travelers Investment Management Company (TIMCO). The manager selects the fund's investments and oversees its operations. The Manager's address is One Tower Square, Hartford, Connecticut 06183-2030. The fund's administrator is SSBC Fund Management Inc. (SSBC). SSBC's address is 388 Greenwich Street, New York, New York 10013. The manager, administrator and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. Among these businesses are Citibank, Commercial Credit, Primerica Financial Services, Salomon Smith Barney, SSBC Asset Management, Travelers Life & Annuity, and Travelers Property Casualty.

Sandip Bhagat, president and chief investment officer of TIMCO, and John Lau, portfolio manager for TIMCO, have been responsible for the day to day management of the fund since its inception. Messrs. Bhagat and Lau have more than 11 and 4 years, respectively, of investment management experience.

MANAGEMENT AND ADMINISTRATION FEES. For its services, the manager and the administrator received a fee during the fund's last fiscal year equal on an annual basis to 0.15% and 0.10%, respectively, of the fund's average daily net assets.

DISTRIBUTOR. The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker dealers sells fund shares to the public.

DISTRIBUTION PLANS. The fund has adopted a Rule 12b-1 distribution plan for its Class A shares. Under the plan, Class A shares pay a service fee. The fee in Class A shares is an ongoing expense and, over time, it increases the cost of your investment and may cost you more than other types of sales charges.

YEAR 2000 ISSUE. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee the efforts of the fund

(limited to requesting and receiving reports from its service providers) or its service providers to correct the problem will be successful.


CHOOSING A CLASS OF SHARES TO BUY

You may purchase Class A shares which are sold at net asset value with no initial or deferred sales charge. Class A shares are subject to an ongoing service fee.

You may purchase Class D shares only if you are participating in certain investment programs which charge a fee for participation, including the Smith Barney 401(k) Platform program. Class D shares are also offered to tax-exempt employee benefit and retirement plans of Salomon Smith Barney and its affiliates. For more information about these programs, please contact a Salomon Smith Barney Financial Consultant.

You may buy shares from:
 .  A Salomon Smith Barney Financial Consultant
 . An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative
 . The fund, but only if you are investing through certain qualified plans or certain dealer representatives

INVESTMENT MINIMUMS. Minimum initial and additional investment amounts vary depending on the nature of your investment account.

                                         INITIAL       ADDITIONAL
                                       -----------   --------------
General                                   $1,000            $50

Individual Retirement Accounts,           $  250            $50
Self Employed Retirement Plans,
Uniform Gift to Minor Accounts

Qualified Retirement Plans                $   25            $25

Simple IRAs                               $    1            $ 1

Monthly Systematic Investment Plans       $   25            $25

Quarterly Systematic Investment Plans     $   50            $50

Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

BUYING SHARES

Through a      You should contact your Salomon Smith Barney Financial Consultant
Salomon        or dealer representative to open a brokerage account and make
Smith          arrangements to buy shares.
Barney
Financial      .  Class of shares being bought
Consultant     .  Dollar amount or number of shares being bought
or dealeR
represen-      You should pay for your shares through your brokerage account no
tative         Later than the third business day after you place your order.
               Your Salomon Smith Barney Financial Consultant or dealer representative may charge an annual account maintenance fee.

-------------------------------------------------------------------------------
Through the    Qualified retirement plans and certain other investors who are
Fund's         clients of the selling group are eligible to buy shares directly
Transfer       from the fund.
agent

               .  Write the transfer agent at the following address:

                    Smith Barney Investment Trust
                    S&P 500 Index Fund
                    (Specify class of shares)
                    c/o First Data Investor Services Group, Inc.
                    P.O. Box 5128
                    Westborough, Massachusetts 01581-5128

               . Enclose a check to pay for the shares. For initial purchases, complete and send an account application

               .  For more information, call the transfer agent at 1-800-451-
               2010

-------------------------------------------------------------------------------
Systematic     You may authorize Salomon Smith Barney, the dealer representative
investment     or the transfer agent to transfer funds automatically from a
plan           regular bank account, cash held in a Salomon Smith Barney
               brokerage account or Smith Barney money market fund to buy shares on a regular basis.

               . Amounts transferred should be at least: $25 monthly or $50 quarterly

               . If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

               For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

EXCHANGING SHARES

               You may exchange fund shares only for shares of other classes of another Smith Barney Mutual Fund if you are participating in certain fee based advisory programs or employer-sponsored retirement plans. Please contact your Salomon Smith Barney Financial Consultant for more information.

REDEEMING SHARES

Generally       Contact your Salomon Smith Barney Financial Consultant or dealer representative to redeem shares of the fund.

                If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                If the shares are held by a fiduciary or corporation, other documents may be required.

                Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears.

                If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------

By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:

                    Smith Barney Investment Trust
                    S&P 500 Index Fund
                    (Specify class of shares)
                    c/o First Data Investor Services Group, Inc.
                    P.O. Box 5128
                    Westborough, Massachusetts 01581-5128

                Your written request must provide the following:

                .  The account number
                . The class of shares and the dollar amount or number of shares to be redeemed
                .  Signatures of each owner exactly as account is registered

By telephone    If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You may be charged a fee for wire transfers. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.

--------------------------------------------------------------------------------
Automatic       You can arrange for the automatic redemption of a portion of
cash            your shares on a monthly or quarterly basis.  To qualify you
withdrawal      must own shares of the fund with a value of at least $10,000
plans           and each automatic redemption must be at least $50.

                The following conditions apply:

                .  Your shares must not be represented by certificates

                .  All dividends and distributions must be reinvested

                For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order. This means that you have provided the following information without which your request will not be processed.

     .  Name of the fund
     .  Account number
     .  Class of shares being bought, exchanged or redeemed
     . Dollar amount or number of shares being bought, exchanged or redeemed . Signature of each owner exactly as account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

SIGNATURE GUARANTEES. To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming (together with other requests submitted in the previous 10 days) over $10,000 of shares

 .  Are sending signed share certificates or stock powers to the transfer agent

 . Instruct the transfer agent to mail the check to an address different from the one on your account

 .  Changed your account registration

 .  Want the check paid to someone other than the account owner(s)

 . Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loans, but not from a notary public.

The fund has the right to:

 .  Suspend the offering of shares

 .  Waive or change minimum and additional investment amounts

 .  Reject any purchase or exchange order

 .  Change, revoke or suspend the exchange privilege

 .  Suspend telephone transactions

 . Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

SMALL ACCOUNT BALANCES. If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

EXCESSIVE EXCHANGE TRANSACTIONS. The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by a shareholder.

SHARE CERTIFICATES. The fund does not issue share certificates unless a written request is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice program. The fund offers Class A shares to participating plans as an investment alternative under the programs. You can meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

DISTRIBUTIONS, DIVIDENDS AND TAXES

DIVIDENDS. The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distribution to be primarily from capital gains. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES. In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

--------------------------------------------------------------------------------
TRANSACTION                              FEDERAL TAX STATUS

Redemption or exchange of shares         Usually capital gain or loss; long-term
                                         only if shares owned more than one year

Long-term capital gain distributions     Long-term capital gain
Short-term capital gain distributions    Ordinary income

Dividends                                Ordinary income
--------------------------------------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

SHARE PRICE

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its portfolio securities based on market prices or quotations. When market prices are not available, or when the manager believes that they are unreliable, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

"S&P 500/(R)/" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Mutual Management Corp. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the fund. Please see the SAI for further disclosure.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG Peat Marwick LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request).

FOR A CLASS A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                         1998   1997(1)
-----------------------------------------------------------------------
    NET ASSET VALUE, BEGINNING OF YEAR                     $        $
-----------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
  Net investment income(loss)
  Net realized and unrealized gain (loss)
-----------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS
-----------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income
  Net realized gains
-----------------------------------------------------------------------
TOTAL DISTRIBUTIONS
-----------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                               $       $
-----------------------------------------------------------------------
TOTAL RETURN(2)                                            %       %
-----------------------------------------------------------------------
NET ASSETS, END OF YEAR (000)'S
-----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                                       (3)
  Net investment income (loss)                                   (3)
-----------------------------------------------------------------------
PORTFOLIO TURNOVER RATE
-----------------------------------------------------------------------

(1)  For the period from __________________ (inception date) to November 30,
     1997.
(2) Total return does not reflect any applicable sales loads or contingent deferred sales charges.
(3)  Not annualized.

FOR A CLASS D SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

                                                         1998   1997(1)
-----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                         $        $
-----------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
    Net investment income (loss)
    Net realized and unrealized gain (loss)
-----------------------------------------------------------------------

-----------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS
-----------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income
  Net realized gains
-----------------------------------------------------------------------
TOTAL DISTRIBUTIONS
-----------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                               $       $
-----------------------------------------------------------------------
TOTAL RETURN(2)                                            %       %
-----------------------------------------------------------------------
NET ASSETS, END OF YEAR (000)'S
-----------------------------------------------------------------------
RATIOS TO AVERAGE   NET ASSETS:
    Expenses                                                     (3)
    Net investment income (loss)                                 (3)
-----------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                    %       %
-----------------------------------------------------------------------

(1)  For the period from ________________ (inception date) to November 30, 1997.
(2) Total return does not reflect any applicable sales loads or contingent deferred sales charges.
(3)  Annualized

SALOMON SMITH BARNEY(TM)
A MEMBER OF CITIGROUP [SYMBOL]

S&P 500 INDEX FUND
-- an investment portfolio of Smith Barney Investment Trust

SHAREHOLDER REPORTS. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION. The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is a legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

VISIT OUR WEB SITE.  Our web site is located at (www.smithbarney.com).

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. The Commission charges a fee for this service. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same reports and information free from the Commission's Internet web site -- www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(TM)Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-06444)

                                                                   Draft 1/22/98
---------------------------
 [Logo]

 Smith Barney Mutual Funds

 Investing for your future.

 Every day.
---------------------------



PROSPECTUS                       SMITH BARNEY
                                 MUTUAL FUNDS

--------------------------------------------------------------------------------

March 30, 1999         LARGE CAPITALIZATION GROWTH FUND

                          Class A, B, L and Y Shares



The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

CONTENTS

                         Fund goal and strategies..............................

                         Risks, performance and expenses.......................

                         More on the fund's investments........................

                         Management............................................

 Smith Barney            Choosing a class of shares to buy.....................
 Mutual Funds
 offers a distinctive    Comparing the fund's classes..........................
 family of fund
 choices tailored to     Sales charges.........................................
 help meet the
 varying needs of        More about deferred sales charges.....................
 large and small
 investors.              Buying shares.........................................
 Currently, Smith
 Barney Mutual           Exchanging shares.....................................
 Funds offers more
 than 50                 Redeeming shares......................................
 individual funds
 with assets of          Other things to know about
 more than $xx            share transactions...................................
 billion.
                         Smith Barney 401(k) and
                         ExecChoice(TM) program................................

                         Dividends, distributions and
                          taxes................................................

                         Share price...........................................

                         Financial highlights..................................

You should know:
An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

FUND GOAL AND STRATEGIES

INVESTMENT OBJECTIVE
The fund seeks long-term growth of capital.

KEY INVESTMENTS

The fund invests primarily in equity securities of companies with large market capitalizations. Large capitalization companies are those with total market capitalizations of $5 billion or more at the time of investment. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

SELECTION PROCESS

The manager emphasizes individual security selection while diversifying the fund's investments across industries, which may help to reduce risk. The manager attempts to identify established large capitalization companies with the highest growth potential. The manager then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, the manager attempts to identify the best values available among the growth companies identified.

In selecting individual companies for investment, the manager looks for:
 . Favorable earnings prospects
 . Technological innovation
 . Industry dominance
 . Competitive products and services
 . Global scope
 . Long term history of performance
 . Consistent and sustainable long-term growth in dividends and earnings per share
 . Strong cash flow
 . High return on equity
 . Strong financial condition
 . Experienced and effective management

RISKS, PERFORMANCE AND EXPENSES

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, because of the following:

 . U.S. stock markets go down, or perform poorly relative to other types of investments

 . An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests

 .  Large capitalization stocks fall out of favor with investors

 . The manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect

WHO MAY WANT TO INVEST
The fund may be an appropriate investment if you:

 . Are seeking to participate in the long term growth potential of the U.S. stock market

 . Are looking for an investment with potentially greater return but higher risk than fixed income investments

 .  Are willing to accept the risks of the stock market

TOTAL RETURN
The bar chart below shows changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

                           [BAR CHART APPEARS HERE]

This bar chart shows the performance of the fund's Class A shares for the past year. Class B, L and Y shares would have different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

QUARTERLY RETURNS:  Highest:  xx% in ___ quarter 199X;  Lowest:   xx% in ___
quarter 199X

COMPARATIVE PERFORMANCE

This table compares the average annual total return of each class for the periods shown to that of the S&P 500 Composite Index, an unmanaged market capitalization-weighted measure of 500 widely held common stocks. This table assumes the imposition of the maximum sales charge applicable to the class, the redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

                                Average Annual Total Returns
                           Calendar Years Ended December 31, 1998

  Class    Inception Date      1 year         Since inception
    A          8/29/97
    B          8/29/97
    L          8/29/97
    Y         10/15/97
 S&P 500         n/a

FEES AND EXPENSES
This table sets forth the fees and expenses you will pay if you invest in fund shares.

  SHAREHOLDER FEES
  (PAID DIRECTLY FROM YOUR INVESTMENT)                     CLASS A   CLASS B   CLASS L   CLASS Y
  Maximum sales charge on purchases (as a % of offering       5.00%   None       1.00%   None
  price)
  Maximum deferred sales charge on redemptions (as a %        None*   5.00%      1.00%   None
  of the lower of net asset value at purchase or
  redemption)

  ANNUAL FUND OPERATING EXPENSES
  (paid by the fund as a % of fund net assets)

  Management fee                                              0.75%   0.75%      0.75%   0.75%

  Distribution and service (12b-1) fee                        0.25%   1.00%      1.00%   None

  Other expenses                                              -----   -----      -----   -----

  Total annual fund operating expenses                        =====   =====      =====   =====

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

EXAMPLE
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .  You invest $10,000 in the fund for the period shown
 .  Your investment has a 5% return each year
 .  You reinvest all distributions and dividends without a sales charge
 .  The fund's operating expenses remain the same

 NUMBER OF YEARS YOU OWN YOUR SHARES      1 YEAR  3 YEARS  5 YEARS  10 YEARS
  Class A                                  $       $        $        $

  Class B (redemption at end of period)    $       $        $        $

  Class B (no redemption)                  $       $        $        $

  Class L (redemption at end of period)    $       $        $        $

  Class L (no redemption)                  $       $        $        $

  Class Y                                  $       $        $        $

 MORE ON THE FUND'S INVESTMENTS

OTHER INVESTMENTS. The fund may invest up to 35% of its assets in equity securities of companies with total market capitalizations below $5 billion (i.e., medium or small capitalization companies). The fund may invest up to 10% of its net assets in the securities of foreign issuers in the form of depositary receipts representing an interest in those securities.

Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

SHORT-TERM INVESTMENTS. While the fund intends to invest substantially all of its assets in equity securities, the fund may maintain up to 35% of its assets in money market instruments and/or cash to pay expenses and meet redemption requests. Generally, the value of these fixed income obligations will go down if interest rates go up, the issuer of the security has its credit rating downgraded or the issuer defaults on its obligation to pay principal or interest.

DEFENSIVE INVESTING. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market instruments. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

 MANAGEMENT

MANAGER. The fund's investment manager is SSBC Fund Management Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. Among these businesses are Citibank, Commercial Credit, Primerica Financial Services, Salomon Smith

Barney, SSBC Asset Management, Travelers Life & Annuity, and Travelers Property Casualty.

Alan Blake, investment officer of SSBC Fund Management Inc. and managing director of Salomon Smith Barney, has been responsible for the day to day management of the fund since its inception. Mr. Blake has more than [?] years of investment management experience.

MANAGEMENT FEE. For its services, the manager received a fee during the fund's last fiscal year equal on an annual basis to 0.75% of the fund's average daily net assets.

DISTRIBUTOR. The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker dealers sell fund shares to the public.

DISTRIBUTION PLANS. The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, they increase the cost of your investment and may cost you more than other types of sales charges.

YEAR 2000 ISSUE. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee the efforts of the fund (limited to requesting and receiving reports from its service providers) or its service providers to correct the problem will be successful.

CHOOSING A CLASS OF SHARES TO BUY

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 . If you establish a program of regular investment, you may wish to consider Class A shares; as the investment accumulates, you may qualify for reduced sales charges and the shares are subject to lower ongoing expenses.

 . Class B shares are sold without any initial sales charge so the entire price is immediately invested in the fund, which may partially or wholly offset the higher annual expenses of this Class. Class L shares are sold with a lower initial sales charge than Class A shares, which may also help to offset the higher annual expenses of this class. Because the fund's future return cannot be predicted, however, there can be no assurance that this would be the case for either class.

 . Consider the effect of the deferred sales charge period and any conversion rights in the context of your investment time frame. For example, while Class L shares have a shorter deferred sales charge period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class L shares to investors with long term investment outlooks.

You may buy shares from:
 .  A Salomon Smith Barney Financial Consultant
 . An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative
 . The fund, but only if you are investing through certain qualified plans or certain dealer representatives

INVESTMENT MINIMUMS. Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

------------------------------------------------------------------------------------------------
                                                   INITIAL                    ADDITIONAL
                                        ----------------------------    ----------------------
                                        CLASSES A, B, L    CLASS Y            ALL CLASSES
General                                      $1,000      $15 million             $50

Individual Retirement Accounts,              $  250      $15 million             $50
Self Employed Retirement Plans,
 Uniform Gift to Minor Accounts

Qualified Retirement Plans                   $   25      $15 million             $25

Simple IRAs                                  $    1          n/a                 $ 1

Monthly Systematic Investment Plans          $   25          n/a                 $25

Quarterly Systematic Investment Plans        $   50          n/a                 $50
------------------------------------------------------------------------------------------------

Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

COMPARING THE FUND'S CLASSES

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. Your Salomon Smith Barney Financial Consultant or dealer representative may receive different compensation depending upon which class you choose.

----------------------------------------------------------------------------------------------------------------
                        CLASS A                  CLASS B                CLASS L                 CLASS Y
KEY               .Initial sales charge     . No initial sales      . Initial sales         . No initial or
FEATURES          .You may qualify          charge                  charge is lower         deferred sales
                  for reduction or          . Deferred sales        than Class A            charge
                  waiver of initial         charge declines         . Deferred sales        . Must invest at
                  sales charge              over time               charge for only         least $15 million
                  . Lower annual            . Converts to           year                    . Lower annual
                  expenses than Class       Class A                 . Does not convert      expenses than the
                  B and Class L            . Higher annual          to Class A              other classes
                                           expenses than            . Higher annual
                                           Class A                  expenses than
                                                                    Class A
INITIAL SALES     Up to 5.00%;             None                     1.00%                   None
CHARGE            reduced or waived
                  for large purchases
                  and certain
                  investors.  No
                  charge for
                  purchases of
                  $500,000 or more.

DEFERRED          1% on  purchases of      Up to 5% charged         1% if you redeem        None
SALES CHARGE      $500,000 or more if      when you redeem          within 1 year of
                  you redeem within        shares.  The charge      purchase
                  1 year of purchase       is reduced over
                                           time and there is
                                           no deferred sales
                                           charge after 6 years

ANNUAL            0.25% of average         1% of average            1% of average           None
DISTRIBUTION      daily net assets         daily net assets         daily net assets
AND SERVICE
FEES

EXCHANGE          Class A shares of        Class B shares of        Class L shares of       Class Y shares of
PRIVILEGE*        most Smith Barney        most Smith Barney        most Smith Barney       most Smith Barney
                  mutual funds             mutual funds.            mutual funds            mutual funds
----------------------------------------------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant, dealer representative or visit the web site for the Smith Barney funds available for exchange.

SALES CHARGE:  CLASS A SHARES

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

-----------------------------------------------------
                            SALES CHARGE AS A % OF

                           OFFERING     NET AMOUNT
   AMOUNT OF PURCHASE      PRICE (%)   INVESTED (%)
Less than $25,000              5.00           5.26

$25,000 but less than          4.00           4.17
$50,000

$50,000 but less than          3.50           3.63
$100,000

$100,000 but less than         3.00           3.09
$250,000

$250,000 but less than         2.00           2.04
$500,000

$500,000 or more                -0-            -0-
-----------------------------------------------------

INVESTMENTS OF $500,000 OR MORE. You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

QUALIFYING FOR A REDUCED CLASS A SALES CHARGE. There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege - lets you combine the current value of Class A shares owned
 .  by you, or
 .  by members of your immediate family,
and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney mutual funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

WAIVERS FOR CERTAIN CLASS A INVESTORS. Class A initial sales charges are waived for certain types of investors, including:

 .  Employees of members of the NASD.

 .  403(b) or 401(k) retirement plans, if certain conditions are met

 . Clients of newly employed Salomon Smith Barney Financial Consultants if certain conditions are met

 . Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn more about the requirements for reductions or waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

SALES CHARGE:  CLASS B SHARES

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

---------------------------------------------------------------------
                                                             6th and
Year after purchase             1st   2nd   3rd   4th   5th    over
---------------------------------------------------------------------
  Deferred sales charge          5%    4%    3%    2%    1%     0%
---------------------------------------------------------------------

CLASS B CONVERSION. After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

------------------------------------------------------------------------------------------
SHARES ISSUED:           SHARES ISSUED:                      SHARES ISSUED:
AT INITIAL               ON REINVESTMENT OF                  UPON EXCHANGE FROM
PURCHASE                 DIVIDENDS AND                       ANOTHER SMITH BARNEY
                         DISTRIBUTIONS                       MUTUAL FUND
------------------------------------------------------------------------------------------
Eight years after the    In same proportion that the         On the date the shares
date of purchase         number of Class B shares            originally acquired would
                         converting is to total Class B      have converted into Class A
                         shares you own                      shares
------------------------------------------------------------------------------------------

SALES CHARGE:  CLASS L SHARES

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

SALES CHARGE:  CLASS Y SHARES

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can also use a letter of intent to meet this requirement by buying Class Y shares over a 6-month period. To qualify, you must initially invest $5,000,000.

MORE ABOUT DEFERRED SALES CHARGES

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 . Shares exchanged for shares of another Smith Barney mutual fund . Shares representing reinvested distributions and dividends
 .  Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:

 .  On payments made through certain systematic withdrawal plans
 .  On certain distributions from a retirement plan
 .  For involuntary redemptions of small account balances
 .  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

BUYING SHARES

Through a      You should contact your Salomon Smith Barney Financial Consultant
Salomon        or dealer representative to open a brokerage account and make
Smith          arrangements to buy shares.
Barney
Financial      If you do not provide the following information, your order will
Consultant     be rejected
or dealer
represen-
tative         .   Class of shares being bought
               .   Dollar amount or number of shares being bought

               You should pay for your shares through your brokerage account no later than the third business day after you place your order.
               Your Salomon Smith Barney Financial Consultant or dealer
               representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
Through the    Qualified retirement plans and certain other investors who are
fund's         clients of the selling group are eligible to buy shares directly
transfer       from the fund.
agent

               .  Write the transfer agent at the following address:

                 Smith Barney Investment Trust
                 Large Capitalization Growth Fund
                 (Specify class of shares)
                 c/o First Data Investor Services Group, Inc.
                 P.O. Box 5128
                 Westborough, Massachusetts 01581-5128

               . Enclose a check to pay for the shares. For initial purchases, complete and send an account application

               .  For more information, call the transfer agent at
               1-800-451-2010
--------------------------------------------------------------------------------

Systematic     You may authorize Salomon Smith Barney, your dealer
investment     representative or the transfer agent to automatically transfer
plan           funds from a regular bank account, cash held in a Salomon Smith
               Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

               . Amounts transferred should be at least: $25 monthly or $50 quarterly

               . If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

               For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

EXCHANGING SHARES

Smith          You should contact your Salomon Smith Barney Financial Consultant
Barney         or dealer representative to exchange into other Smith Barney
offers a       mutual funds.  Be sure to read the prospectus of the Smith Barney
distinctive    mutual fund you are exchanging into.  An exchange is a taxable
family of      transaction.
mutual
funds          .  You may exchange shares only for shares of the same class of
tailored to    another Smith Barney mutual fund.  Not all Smith Barney funds
help meet      offer all classes.
the varying
needs of       .  Not all Smith Barney funds may be offered in your state of
both large     residence.  Contact your Smith Barney Financial Consultant,
and small      dealer representative or the transfer agent.
investors.
               .  You must meet the minimum investment amount for each fund

               . If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the exchange is effective.

               . The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges
--------------------------------------------------------------------------------

Waiver of      Your shares will not be subject to an initial sales charge at
additional     the time of the exchange.
sales
charges        Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you will be subject to that charge. if you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
By             If you do not have a brokerage account, you may be eligible to
telephone      exchange shares through the transfer agent. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock
               Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the exchange are priced at the net asset value next determined.

               You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.

REDEEMING SHARES

Generally       Contact your Salomon Smith Barney Financial Consultant or dealer representative to redeem shares of the fund.

                If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                If the shares are held by a fiduciary or corporation, other documents may be required.

                Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears.

                If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
                ----------------------------------------------------------------
By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:

                Smith Barney Investment Trust
                Large Capitalization Growth Fund
                (Specify class of shares)
                c/o First Data Investor Services Group, Inc.
                P.O. Box 5128
                Westborough, Massachusetts 01581-5128

                Your written request must provide the following:

                 .  Your account number

                 .  The class of shares and the dollar amount or number of
                shares to be redeemed

                 . Signatures of each owner exactly as the account is registered

By telephone    If you do not have a brokerage account, you may be eligible to redeem shares (except these held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You may be charged a fee for wire transfers. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.

--------------------------------------------------------------------------------
Automatic       You can arrange for the automatic redemption of a portion of
cash            your shares on a monthly or quarterly basis. To qualify you must
withdrawal      own shares of the fund with a value of at least $10,000 and each
plans           automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments are equal to or less than 1% per month of the value of your shares subject to a deferred sales charge.

                The following conditions apply:

                .  Your shares must not be represented by certificates

                .  All dividends and distributions must be reinvested

                For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order. This means that you have provided the following information without which your request will not be processed.

          .  Name of the fund
          .  Account number
          .  Class of shares being bought, exchanged or redeemed
          . Dollar amount or number of shares being bought, exchanged or redeemed
          .  Signature of each owner exactly as account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees. To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming (together with other requests submitted in the previous 10 days) over $10,000 of shares

 .  Are sending signed share certificates or stock powers to the transfer agent

 . Instruct the transfer agent to mail the check to an address different from the one on your account

 .  Changed your account registration

 .  Want the check paid to someone other than the account owner(s)

 . Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loans, but not from a notary public.

The fund has the right to:

 .  Suspend the offering of shares

 .  Waive or change minimum and additional investment amounts

 .  Reject any purchase or exchange order

 .  Change, revoke or suspend the exchange privilege

 .  Suspend telephone transactions

 . Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

Small account balances. If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions. The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates. The fund does not issue share certificates unless a written request is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

SMITH BARNEY 401(k) AND EXECCHOICE(TM) PROGRAMS

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoice(TM) program. The fund offers Class A and Class L shares
to participating plans as investment alternatives under the programs.   You can
meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of that class.

 .  Class A shares may be purchased by plans investing at least $1 million.

 . Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible for exchange to Class A shares not later than 8 years after the plan joined the program. They are eligible for conversion sooner:

    If the account was opened on or after June 21, 1996 and an aggregate of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

    If the account was opened before June 21, 1996 and $500,000 in the aggregate is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange on each December 31 and the exchange will occur no later than March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

DISTRIBUTIONS, DIVIDENDS AND TAXES

DIVIDENDS. The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

TAXES. In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

------------------------------------------------------------------------------
Transaction                                  Federal tax status

Redemption or exchange of shares             Usually capital gain or loss; long-
                                             term only if shares owned more than
                                             one year

Long-term capital gain distributions         Long-term capital gain

Short-term capital gain distributions        Ordinary income

Dividends                                    Ordinary income
--------------------------------------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

SHARE PRICE

You may buy, exchange or redeem shares at their net asset value, adjusted for any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. When market prices are not available, or when the manager believes they are unreliable, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG Peat Marwick LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request).

For a Class A share of capital stock outstanding throughout each year:

--------------------------------------------------------------------------------
                                                            1998        1997(1)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR                                  $  11.88
--------------------------------------------------------------------------------
Income (loss) from operations:
  Net investment income (loss)
  Net realized and unrealized gain (loss)                               0.01
                                                                        0.39
--------------------------------------------------------------------------------
Total income (loss) from operations                                     0.40
--------------------------------------------------------------------------------
Less distributions
  Net investment income                                                 ___
  Net realized gains                                                    ___
--------------------------------------------------------------------------------
Total distributions                                                     ___
--------------------------------------------------------------------------------
Net asset value, end of year                                        $  12.28
--------------------------------------------------------------------------------
Total return(4)                                                         3.37%(3)
--------------------------------------------------------------------------------
Net assets, end of year (000)'s                                     $111,063
--------------------------------------------------------------------------------
Ratios to average net assets:
  Expenses                                                              1.15%(3)
  Net investment income (loss)                                          0.38(3)
--------------------------------------------------------------------------------
Portfolio turnover rate                                                    1%
--------------------------------------------------------------------------------

(1) For the period August 29, 1997 (inception date) to November 30, 1997.
(2) Not annualized.
(3) Annualized.
(4) Total return does not reflect any applicable sales loads or deferred sales charges.

For a Class B share of capital stock outstanding throughout each year:

--------------------------------------------------------------------------------
                                                              1998      1997(1)
--------------------------------------------------------------------------------
Net asset value, beginning of year                                  $  11.88
--------------------------------------------------------------------------------
Income (loss) from operations:
    Net investment income (loss)                                       (0.01)
    Net realized and unrealized gain (loss)                             0.39
--------------------------------------------------------------------------------
Total income (loss) from operations                                     0.38
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income(4)                                              ___
  Net realized gains                                                    ___
--------------------------------------------------------------------------------
Total distributions                                                     ___
--------------------------------------------------------------------------------
Net asset value, end of year                                        $  12.26
--------------------------------------------------------------------------------
Total return(4)                                                         3.20%(3)
--------------------------------------------------------------------------------
Net assets, end of year (000)'s                                     $179,598
--------------------------------------------------------------------------------
Ratios to average net assets:
    Expenses                                                            1.90%(3)
    Net investment income (loss)                                       (0.37)(3)
--------------------------------------------------------------------------------
Portfolio turnover rate                                                    1%
--------------------------------------------------------------------------------

(1) For the period August 29, 1997 (inception date) to November 30, 1997.
(2) Not annualized.
(3) Annualized.
(4) Total return does not reflect any applicable sales loads or deferred sales charges.

For a Class L share of capital stock outstanding throughout each year:

--------------------------------------------------------------------------------
                                                    1998                1997(1)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF  YEAR                                  $ 11.88
--------------------------------------------------------------------------------
Income (loss) from operations:
    Net investment income (loss)                                       (0.01)
    Net realized and unrealized gain (loss)                             0.39
--------------------------------------------------------------------------------
Total income (loss) from operations                                     0.38
--------------------------------------------------------------------------------
Less distributions from:
    Net investment income                                                ___
    Net realized gains                                                   ___
--------------------------------------------------------------------------------
Total distributions                                                      ___
--------------------------------------------------------------------------------
Net assets value, end of year                                        $ 12.26
--------------------------------------------------------------------------------
Total return(4)                                                         3.20%(3)
--------------------------------------------------------------------------------
Net assets, end of year (000)'s                                      $37,224
--------------------------------------------------------------------------------
Ratios to average net assets:
    Expenses                                                            1.90%(3)
    Net investment income (loss)                                       (0.38)(3)
--------------------------------------------------------------------------------
Portfolio turnover rate                                                    1%
--------------------------------------------------------------------------------

(1) For the period August 29, 1997 (inception date) to November 30, 1997.
(2) Not annualized.
(3) Annualized.
(4) Total return does not reflect any applicable sales loads or deferred sales charges.

For a Class Y share of capital stock outstanding throughout each year:

--------------------------------------------------------------------------------
                                                   1998                1997(1)
--------------------------------------------------------------------------------
Net asset value, beginning of year                                  $ 12.66
--------------------------------------------------------------------------------
Income (loss) from operations:
   Net investment income (loss)                                        0.01
   Net realized and unrealized gain (loss)                            (0.37)
--------------------------------------------------------------------------------
Total income (loss) from operations                                    0.37
--------------------------------------------------------------------------------
Less distributions from:
   Net investment income                                               ___
   Net realized gains                                                  ___
--------------------------------------------------------------------------------
Total distributions                                                    ___
--------------------------------------------------------------------------------
Net asset value, end of year                                        $ 12.29
--------------------------------------------------------------------------------
Total return(4)                                                       (2.92)%(3)
--------------------------------------------------------------------------------
Net assets, end of year (000)'s                                     $84,758
--------------------------------------------------------------------------------
Ratio to average net assets:
   Expenses                                                            0.82%(3)
   Net investment income (loss)                                        0.54(3)
--------------------------------------------------------------------------------
Portfolio turnover rate                                                   1%
--------------------------------------------------------------------------------

(1) For the period August 29, 1997 (inception date) to November 30, 1997.
(2) Not annualized.
(3) Annualized.
(4) Total return does not reflect any applicable sales loads or deferred sales charges.

SALOMON SMITH BARNEY(TM)
A MEMBER OF CITIGROUP [SYMBOL]

LARGE CAPITALIZATION GROWTH FUND
-- an investment portfolio of Smith Barney Investment Trust

SHAREHOLDER REPORTS. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION. The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

VISIT OUR WEB SITE.  Our web site is located at www.smithbarney.com.

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. The Commission charges a fee for this service. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same reports and information free from the Commission's Internet web site -- www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

(TM)Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-06444)

                                                                   Draft 1/22/98
---------------------------
[Logo]

Smith Barney Mutual Funds

Investing for your future.

Every day.
---------------------------



PROSPECTUS          SMITH BARNEY
                    MUTUAL FUNDS

--------------------------------------------------------------------------------

March 30, 1999   MID CAP BLEND FUND

                    Class A, B, L and Y Shares



The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

CONTENTS
                         Fund goal and strategies..........................

                         Risks, performance and expenses...................

                         More on the fund's investments....................

                         Management........................................

Smith Barney             Choosing a class of shares to buy.................
Mutual Funds
offers a distinctive     Comparing the fund's classes......................
family of fund
choices tailored to      Sales charges.....................................
help meet the
varying needs of         More about deferred sales charges.................
large and small
investors.               Buying shares.....................................
Currently, Smith
Barney Mutual            Exchanging shares.................................
Funds offers more
than 60                  Redeeming shares..................................
individual funds
with assets of           Other things to know about
more than $xx             share transactions...............................
billion.
                         Smith Barney 401(k) and
                          ExecChoice/TM/ programs..........................

                         Dividends, distributions and
                          taxes............................................

                         Share price.......................................

                         Financial highlights..............................


You should know:
An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

FUND GOAL AND STRATEGIES


INVESTMENT OBJECTIVE
The fund seeks long-term growth of capital.

KEY INVESTMENTS
The fund invests primarily in equity securities of medium sized companies. Medium sized companies are those whose market capityalization is within the market capitalization range of companies in the S&P MidCap Index
(the "Index") at the time of the fund's investment. The size of the companies in the Index changes with market conditions and the composition of the Index. As of January 29, 1999, the largest market capitalization of a company in the Index was $11.4 billion and the smallest market capitalization was $0.24 billion. Equity securities include exchange traded and over-the-counter common stocks, preferred stocks, debt securities convertible into equity securities and warrants and rights relating to equity securities. The fund may also invest up to 25% of its assets in securities of foreign issuers both directly and through depositary receipts for those securities.

SELECTION PROCESS
The manager focuses on medium capitalization companies that exhibit attractive growth characteristics. The manager selects individual "growth" stocks for investment in two ways: by identifying those companies which exhibit the most favorable growth prospects and by identifying those companies which have favorable valuations relative to their growth characteristics. This strategy is commonly known as "growth at a reasonable price" and offers investors style diversification within a single mutual fund. In selecting individual companies for investment, the manager looks for:

 . Growth characteristics, including high historic growth rates and high relative growth compared with companies in the same industry or sector
 . Value characteristics, including low price/earnings ratios and other statistics indicating that a security is undervalued
 .  Increasing profits and sales
 .  Competitive advantages that could be more fully exploited by a company
 .  Skilled management that is committed to long-term growth
 .  Potential for a long-term investment by the fund

The manager uses fundamental research to find stocks with strong growth potential and also uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fundamental characteristics. The manager's quantitative valuations determine whether and when the fund will purchase or sell the stocks that it identifies through fundamental research.

RISKS, PERFORMANCE AND EXPENSES


PRINCIPAL RISKS OF INVESTING IN THE FUND
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, because of the following:

 .   U.S. stock markets go down, or perform poorly relative to other types of investments

 . An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests

 . Medium capitalization stocks fall out of favor with investors

 . The manager's judgment about the attractiveness, growth prospects, value or potential appreciation of a particular stock proves to be incorrect

Because the fund invests primarily in medium capitalization companies, an investment in the fund may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies. Medium capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and more erratic businesses, although they generally have more established businesses than small capitalization companies. The prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks.

WHO MAY WANT TO INVEST
The fund may be an appropriate investment if you:

 . Are seeking to participate in the long term growth potential of the U.S. stock market
 . Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in large cap companies
 . Are willing to accept the risks of the stock market

FEES AND EXPENSES
This table sets forth the fees and expenses you will pay if you invest in fund shares.

SHAREHOLDER FEES
(paid directly from your investment)                                  Class A     Class B     Class L    Class Y
Maximum sales charge on purchases (as a % of offering                  5.00%        None       1.00%      None
 price)

Maximum deferred sales charge on redemptions (as a %                   None*        5.00%      1.00%      None
 of the lower of net asset value at purchase or
 redemption)

ANNUAL FUND OPERATING EXPENSES
(paid by the fund as a % of fund net assets)

Management fee                                                         0.75%        0.75%      0.75%      0.75%

Distribution and service (12b-1) fee                                   0.25%        1.00%      1.00%      None

Other expenses                                                         ____         ____       ____       ____

Total annual fund operating expenses                                   ____         ____       ____       ____

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

EXAMPLE
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .  You invest $10,000 in the fund for the period shown
 .  Your investment has a 5% return each year
 .  You reinvest all distributions and dividends without a sales charge
 .  The fund's operating expenses remain the same

NUMBER OF YEARS YOU OWN YOUR SHARES                   1 YEAR     3 YEARS     5 YEARS    10 YEARS
Class A                                                  $          $           $         $
Class B (redemption at end of period)                    $          $           $         $
Class B (no redemption)                                  $          $           $         $
Class L (redemption at end of period)                    $          $           $         $
Class L (no redemption)                                  $          $           $         $
Class Y                                                  $          $           $         $

MORE ON THE FUND'S INVESTMENTS

SECONDARY INVESTMENT PRACTICES. The fund may invest up to 35% of its assets in equity securities of companies with market capitalizations outside of the $1 billion to $[12] billion range (i.e., small or large capitalization companies).

FOREIGN INVESTMENTS. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Many foreign countries the fund invests in have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risks of investing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and negative government actions like currency controls or seizure of private businesses or property are more likely.

SHORT-TERM DEBT SECURITIES. While the fund intends to be substantially fully invested in equity securities, the fund may maintain up to 35% of its assets in money market instruments and/or cash to pay expenses and meet redemption requests. Generally, the value of these fixed income obligations will go down if interest rates go up, the issuer of the security has its credit rating downgraded or the issuer defaults on its obligation to pay principal or interest.

DERIVATIVES AND HEDGING TECHNIQUES. The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 . To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates.
 .  As a substitute for buying or selling securities
 .  To enhance return

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on the fund's stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

DEFENSIVE INVESTING. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market instruments. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

MANAGEMENT

THE MANAGER. The fund's investment manager is SSBC Fund Management Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. Among these businesses are Citibank, Commercial Credit, Primerica Financial Services, Salomon Smith Barney, SSBC Asset Management, Travelers Life & Annuity, and Travelers Property Casualty.

Lawrence Weissman, investment officer of SSBC Fund Management Inc. and managing director of Salomon Smith Barney, has been responsible for the day to day management of the fund since its inception. Mr. Weissman has more than [ ] years of investment management experience.

MANAGEMENT FEE. For its services, the manager received a fee during the fund's last fiscal year equal on an annual basis to 0.75% of the fund's average daily net assets.

DISTRIBUTOR. The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker dealers sells fund shares to the publiC.

DISTRIBUTION PLANS. The fund has adopted Rule 12b-1 distribution plans for its Class A, B and L shares. Under each plan, the fund pays distribution and service fees. These fees are an ongoing expense and, over time, they increase the cost of your investment and may cost you more than other types of sales charges.

YEAR 2000 ISSUE. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee the efforts of the fund (limited to requesting and receiving reports from its service providers) or its service providers to correct the problem will be successful.

CHOOSING A CLASS OF SHARES TO BUY


You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 . If you establish a program of regular investment, you may wish to consider Class A shares; as the investment accumulates, you may qualify for reduced sales charges and the shares are subject to lower ongoing expenses.

 . Class B shares are sold without any initial sales charge so the entire price is immediately invested in the fund, which may partially or wholly offset the higher annual expenses of this Class. Class L shares are sold with a lower initial sales charge than Class A shares, which may also help to offset the higher annual expenses of this class. Because the fund's future return cannot be predicted, however, there can be no assurance that this would be the case for either class.

 . Consider the effect of the deferred sales charge period and any conversion rights in the context of your investment time frame. For example, while Class L shares have a shorter deferred sales charge period than Class B shares, they do not have a conversion feature, and therefore, are subject to an ongoing distribution fee. Thus, Class B shares may be more attractive than Class L shares to investors with long term investment outlooks.

You may buy shares from:

 .  A Salomon Smith Barney Financial Consultant
 . An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative
 . The fund, but only if you are investing through certain qualified plans or certain dealer representatives

INVESTMENT MINIMUMS. Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

--------------------------------------------------------------------------------
                                            INITIAL                ADDITIONAL
                                   ------------------------        ----------
                                   CLASSES A, B, L  CLASS Y        ALL CLASSES
General                                $1,000         $15              $50
                                                    million

Individual Retirement Accounts,        $  250         $15              $50
Self Employed Retirement Plans,                     million
Uniform Gift to Minor Accounts

Qualified Retirement Plans             $   25         $15              $25
                                                    million
Simple IRAs                            $    1         n/a              $ 1

Monthly Systematic Investment          $   25         n/a              $25
Plans

Quarterly Systematic Investment        $   50         n/a              $50
Plans
--------------------------------------------------------------------------------

Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

COMPARING THE FUND'S CLASSES

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. Your Salomon Smith Barney Financial Consultant or dealer representative may receive different compensation depending upon which class you choose.

------------------------------------------------------------------------------------------------------------------
                              CLASS A                CLASS B                CLASS L              CLASS Y
Key                    .Initial sales charge   . No initial sales       . Initial sales      . No initial or
features               .You may qualify        charge                   charge is lower      deferred sales
                       for reduction or        . Deferred sales         than Class A         charge
                       waiver of initial       charge declines          . Deferred sales     . Must invest at
                       sales charge            over time                charge for only 1    least $15 million
                       . Lower annual          . Converts to            year                 . Lower annual
                       expenses than Class     Class A after 8          . Does not convert   expenses than the
                       B and Class L           years                    to Class A           other classes
                                               . Higher annual          . Higher annual
                                               expenses than            expenses than Class
                                               Class A                  A

Initial sales          Up to 5.00%;            None                     1.00%                None
charge                 reduced or waived
                       for large purchases
                       and certain
                       investors.  No
                       charge for
                       purchases of
                       $500,000 or more

Deferred               1% on purchases of      Up to 5% charged         1% if you redeem     None
sales charge           $500,000 or more if     when you redeem          within 1 year of
                       you redeem within       shares.  The charge      purchase
                       1 year of purchase      is reduced over
                                               time and there is
                                               no deferred sales
                                               charge after 6 years

Annual                 0.25% of average        1% of average            1% of average daily  None
Distribution           daily net assets        daily net assets         net assets
and service
fees

Exchange-able into*    Class A shares of       Class B shares of        Class L shares of    Class Y shares of
                       most Smith Barney       most Smith Barney        most Smith Barney    most Smith Barney
                       mutual funds            mutual funds             mutual funds         mutual funds
------------------------------------------------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

SALES CHARGE:  CLASS A SHARES


You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

----------------------------------------------------
                            SALES CHARGE AS A % OF
                           OFFERING     NET AMOUNT
AMOUNT OF PURCHASE         PRICE (%)    INVESTED (%)
Less than $25,000            5.00          5.26

$25,000 but less than        4.00          4.17
$50,000

$50,000 but less than        3.50          3.63
$100,000

$100,000 but less than       3.00          3.09
$250,000

$250,000 but less than       2.00          2.04
$500,000

$500,000 or more              -0-           -0-
----------------------------------------------------

INVESTMENTS OF $500,000 OR MORE. You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

QUALIFYING FOR A REDUCED CLASS A SALES CHARGE. There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege - lets you combine the current value of Class A shares owned
   . by you, or
   . by members of your immediate family,
and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney mutual funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

WAIVERS FOR CERTAIN CLASS A INVESTORS. Class A initial sales charges are waived for certain types of investors, including:

 .  Employees of members of the NASD.

 .  403(b) or 401(k) retirement plans, if certain conditions are met

 . Clients of newly employed Salomon Smith Barney Financial Consultants if certain conditions are met

 . Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn more about the requirements for reductions or waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

SALES CHARGE:  CLASS B SHARES


You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

------------------------------------------------------------------
                                                         6th and
Year after purchase        1st   2nd   3rd   4th   5th    over
------------------------------------------------------------------
Deferred sales charge      5%    4%    3%    2%    1%      0%
------------------------------------------------------------------

CLASS B CONVERSION. After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

------------------------------------------------------------------------------------
SHARES ISSUED:         SHARES ISSUED:                   SHARES ISSUED:
AT INITIAL             ON REINVESTMENT OF               UPON EXCHANGE FROM
PURCHASE               DIVIDENDS AND                    ANOTHER SMITH BARNEY
                       DISTRIBUTIONS                    MUTUAL FUND
------------------------------------------------------------------------------------
Eight years after the  In same proportion that the      On the date the shares
date of purchase       number of Class B shares         originally acquired would
                       converting is to total Class B   have converted into Class A
                       shares you own                   shares
------------------------------------------------------------------------------------

SALES CHARGE:  CLASS L SHARES

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

SALES CHARGE:  CLASS Y SHARES

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 6-month period. To qualify, you must initially invest $5,000,000.

MORE ABOUT DEFERRED SALES CHARGES

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 . Shares exchanged for shares of another Smith Barney mutual fund . Shares representing reinvested distributions and dividends
 .  Shares no longer subject to the deferred sales charge

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

DEFERRED SALES CHARGE WAIVERS

The deferred sales charge for each share class will generally be waived:

 .  On payments made through certain systematic withdrawal plans
 .  On certain distributions from a retirement plan
 .  For involuntary redemptions of small account balances
 .  For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

BUYING SHARES

Through a       You should contact your Salomon Smith Barney Financial
Salomon         Consultant or dealer representative to open a brokerage account
Smith           and make arrangements to buy shares.
Barney
Financial       If you do not provide the following information, your order will
Consultant      be rejected
or dealer
represen-         .   Class of shares being bought
tative            .   Dollar amount or number of shares being bought

                You should pay for your shares through your brokerage account no later than the third business day after you place your order.
                salomon smith barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
Through the     Qualified retirement plans and certain other investors who are
fund's          clients of the selling group are eligible to buy shares directly
consultant      from the fund.
transfer
agent
                .  Write the transfer agent at the following address:

                  Smith Barney Investment Trust
                   Mid Cap Blend Fund
                  (Specify class of shares)
                  c/o First Data Investor Services Group, Inc.
                  P.O. Box 5128
                  Westborough, Massachusetts 01581-5128

                . Enclose a check to pay for the shares. For initial purchases, complete and send an account application

                .  For more information, call the transfer agent at 1-800-451-
                2010
--------------------------------------------------------------------------------
Systematic      You may authorize Salomon Smith Barney, the dealer
Investment      representative or the transfer agent to transfer funds
Plan            automatically from a regular bank account, cash held in a
                Salomon Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                . Amounts transferred should be at least: $25 monthly or $50 quarterly

                . If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the transfer agent may charge you a fee

                For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

EXCHANGING SHARES

Smith           You should contact your Salomon Smith Barney Financial
Barney          Consultant or dealer representative to exchange into other
offers a        Smith Barney mutual funds.  Be sure to read the prospectus of
distinctive     the Smith Barney mutual fund you are exchanging into.  An
family of       exchange is a taxable transaction.
mutual
funds           .  You may exchange shares only for shares of the same class of
tailored to        another Smith Barney mutual fund.  Not all smith barney
help meet          funds offer ll classes.
the varying
needs of        .  Not all Smith Barney funds may be offered in your state of
both large         residence.  Contact your Smith Barney Financial Consultant,
and small          dealer representative or the transfer agent.
investors
                .  You must meet the minimum investment amount for each fund

                . If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the exchange is effective.

                .  The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges
--------------------------------------------------------------------------------
Waiver of       Your shares will not be subject to an initial sales charge at
additional      the time of the exchange.
sales
charges         Your deferred sales charge (if any) will continue to be measured from the date of your original purchase. If the fund you
                exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
By              If you do not have a brokerage account, you may be eligible to
Telephone       exchange shares through the transfer agent. You must complete an if eligible, you may make telephone exchanges on any day the new york stock exchange is open. Call the transfer agent at 1-800-
                451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).
                Requests received after the close of regular trading on the exchnage are priced at the net asset value next determined.

                You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.


REDEEMING SHARES

Generally       Contact your Salomon Smith Barney Financial Consultant or dealer representative to redeem shares of the fund.

                If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                If the shares are held by a fiduciary or corporation, other documents may be required.

                Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears.

                If you have a Salomon Smith Barney Brokerage Account, Your Redemption Proceeds Will Be Placed In Your Account And Not Reinvested Without Your Specific Instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
               -----------------------------------------------------------------

--------------------------------------------------------------------------------
By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:

                  Smith Barney Investment Trust
                    Mid Cap Blend Fund
                  (Specify class of shares)
                  c/o First Data Investor Services Group, Inc.
                  P.O. Box 5128
                  Westborough, Massachusetts 01581-5128

              Your written request must provide the following:

              .   Your account number

              .   The class of shares and the dollar amount or number of shares to be redeemed

              .   Signatures of each owner exactly as the account is registered



 By           If you do not have a brokerage account, you may be eligible to
 telephone    redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions.
              If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-
              800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).
              Requests received after the close of regular trading on the Exchnage are priced at the net asset value next determined.

              Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You may be charged a fee for wire transfers.
              You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other documents.
--------------------------------------------------------------------------------
 Automatic    You can arrange for the automatic redemption of a portion of your
 cash         shares on a monthly or quarterly basis. To qualify you must own
 withdrawal   shares of the fund with a value of at least $10,000 and each
 plans        automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

              The following conditions apply:

              .   Your shares must not be represented by certificates

              .   All dividends and distributions must be reinvested

              For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

OTHER THINGS TO KNOW ABOUT SHARE TRANSACTIONS

When you buy, exchange or redeem shares, your request must be in good order. This means that you have provided the following information without which your request will not be processed.

     .  Name of the fund
     .  Account number
     .  Class of shares being bought, exchanged or redeemed
     . Dollar amount or number of shares being bought, exchanged or redeemed
     .  Signature of each owner exactly as account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees. To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming (together with other requests submitted in the previous 10 days) over $10,000 of shares

 .  Are sending signed share certificates or stock powers to the transfer agent

 . Instruct the transfer agent to mail the check to an address different from the one on your account

 .  Changed your account registration

 .  Want the check paid to someone other than the account owner(s)

 . Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loans, but not from a notary public.

The fund has the right to:

 .  Suspend the offering of shares

 .  Waive or change minimum and additional investment amounts

 .  Reject any purchase or exchange order

 .  Change, revoke or suspend the exchange privilege

 .  Suspend telephone transactions

 . Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

Small account balances. If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions. The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates. The fund does not issue share certificates unless a written request is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

SMITH BARNEY 401(K) AND EXECCHOICE(TM) PROGRAMS

You may be eligible to participate in the Smith Barney 401(k) program or the Smith Barney ExecChoiceJ program. The fund offers Class A and Class L shares to participating plans as investment alternatives under the programs. You can meet minimum investment and exchange amounts by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment. Once a class of shares is chosen, all additional purchases must be of that class.

 .  Class A shares may be purchased by plans investing at least $1 million.

 . Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible for exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for conversion sooner:

       If the account was opened on or after June 21, 1996 and an aggregate of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

       If the account was opened before June 21, 1996 and $500,000 in the aggregate is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange on each December 31 and the exchange will occur no later than March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

DISTRIBUTIONS, DIVIDENDS AND TAXES

Dividends. The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes. In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.
--------------------------------------------------------------------------------
TRANSACTION                             FEDERAL TAX STATUS

Redemption or exchange of shares        Usually capital gain or loss; long-term
                                        only if shares owned more than one year

Long-term capital gain distributions    Long-term capital gain

Short-term capital gain distributions   Ordinary income

Dividends                               Ordinary income
--------------------------------------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a long-term capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

SHARE PRICE

You may buy, exchange or redeem shares at their net asset value, adjusted for any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. The fund's currency conversions are done when the London stock exchange closes, which is 12 noon Eastern time. When market prices are not available, or when the manager believes they are unreliable or that the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the performance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG Peat Marwick LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request).

For a Class A share of capital stock outstanding throughout each year:

---------------------------------------------------------------
                                                     1998 (1)
---------------------------------------------------------------
Net asset value, beginning of year                   $
---------------------------------------------------------------
Income (loss) from operations:
  Net investment income (loss)
  Net realized and unrealized gain (loss)
---------------------------------------------------------------
Total income (loss) from operations
---------------------------------------------------------------
Less distributions from:
  Net investment income
  Net realized gains
---------------------------------------------------------------
Total distributions
---------------------------------------------------------------
Net asset value, end of year                         $
---------------------------------------------------------------
Total return(2)                                      %
---------------------------------------------------------------
Net assets, end of year (000)'s
---------------------------------------------------------------
Ratios to average net assets:
  Expenses
  Net investment income (loss)
---------------------------------------------------------------
Portfolio turnover rate
---------------------------------------------------------------

(1) For the period from __________________ (inception date) to June 30, 1998.
(2) Total return does not reflect any applicable sales loads or contingent deferred sales charges.
(3) Not annualized.

For a Class B share of capital stock outstanding throughout each year:

---------------------------------------------------------------
                                                     1998 (1)
---------------------------------------------------------------
Net asset value, beginning of year                   $
---------------------------------------------------------------
Income (loss) from operations:
  Net investment income (loss)
  Net realized and unrealized gain (loss)
---------------------------------------------------------------
Total income (loss) from operations
---------------------------------------------------------------
Less distributions from:
  Net investment income
  Net realized gains
---------------------------------------------------------------
Total distributions
---------------------------------------------------------------
Net asset value, end of year                         $
---------------------------------------------------------------
Total return(2)                                      %
---------------------------------------------------------------
Net assets, end of year (000)'s
---------------------------------------------------------------
Ratios to average net assets:
  Expenses
  Net investment income (loss)
---------------------------------------------------------------
Portfolio turnover rate                              %
---------------------------------------------------------------

(1) For the period from ________________ (inception date) to June 30, 1998.
(2) Total return does not reflect any applicable sales loads or contingent deferred sales charges.
(3) Annualized

For a Class L share of capital stock outstanding throughout each year:

-------------------------------------------------------------
                                                   1998 (1)
-------------------------------------------------------------
Net asset value, beginning of year                    $
-------------------------------------------------------------
Income (loss) from operations:
  Net investment income (loss)
  Net realized and unrealized gain (loss)
-------------------------------------------------------------
Total income (loss) from operations
-------------------------------------------------------------
Less distributions from:
  Net investment income
  Net realized gains
-------------------------------------------------------------
Total distributions
-------------------------------------------------------------
Net assets value, end of year                         $
-------------------------------------------------------------
Total return(2)                                       %
-------------------------------------------------------------
Net assets, end of year (000)'s
-------------------------------------------------------------
Ratios to average net assets:
  Expenses
  Net investment income (loss)
-------------------------------------------------------------
Portfolio turnover rate
-------------------------------------------------------------

(1) For the period from ________________ (inception date) to June 30, 1998.
(2) Total return does not reflect any applicable sales loads or contingent deferred sales charges
(3) Annualized.

For a Class Y share of capital stock outstanding throughout each year:

-----------------------------------------------------------
                                                   1998 (1)
-----------------------------------------------------------
Net asset value, beginning of year                 $
-----------------------------------------------------------
Income (loss) from operations:
   Net investment income (loss)
   Net realized and unrealized gain (loss)
-----------------------------------------------------------
Total income (loss) from operations
-----------------------------------------------------------
Less distributions from:
   Net investment income
   Net realized gains
-----------------------------------------------------------
Total distributions
-----------------------------------------------------------
Net asset value, end of year                       $
-----------------------------------------------------------
Total return                                       %
-----------------------------------------------------------
Net assets, end of year (000)'s
-----------------------------------------------------------
Ratios to average net assets:
   Expenses
   Net investment income (loss)
-----------------------------------------------------------
Portofolio turnover rate
-----------------------------------------------------------

(1) For the period from ________________ (inception date) to June 30, 1998.
(2) Annualized.

SALOMON SMITH BARNEY/TM/
A MEMBER OF CITIGROUP [SYMBOL]

MID CAP BLEND FUND
-- an investment portfolio of Smith Barney Investment Trust

SHAREHOLDER REPORTS. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION. The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

VISIT OUR WEB SITE. Our web site is located at www.smithbarney.com.

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. The Commission charges a fee for this service. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same reports and information free from the Commission's Internet web site -- www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

/TM/Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

                                                ----------------------------
                                                [Logo]

                                                Smith Barney Mutual Funds

                                                Investing for your future.

                                                Every day.



                                                Everyday.
                                                ----------------------------



Prospectus     Smith Barney
                    Mutual Funds



March 30, 1999 Large Capitalization Growth Fund

                    Class Z Shares



The Securities and Exchange Commission has not approved the fund's shares as an investment or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.



The Class Z shares described in this prospectus are offered exclusively for sale to tax-exempt employee benefit and retirement plans of
              Salomon Smith Barney Inc. or any of its affiliates.

Contents


Smith Barney Mutual Funds offers a distinctive family of fund choices tailored to help meet the varying needs of large and small investors. Currently, Smith Barney Mutual Funds offers more than 60 individual funds with assets of more than $xx billion.


Fund goal and strategies  4

More on the fund's investments  8

Management  9

Buying, selling and redeeming Class Z shares  10

Dividends, distributions and taxes  11

Share price  12

Financial highlights  13


You should know:
An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


Large Capitalization Growth Fund - Class Z Shares.

Fund goal and strategies


Investment objective
The fund seeks long-term growth of capital.

Key investments
The fund invests primarily in equity securities of companies with large market capitalizations. Large capitalization companies are those with total market capitalizations of $5 billion or more at the time of investment. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

Selection process
The manager emphasizes individual security selection while diversifying the fund's investments across industries, which may help to reduce risk. The manager attempts to identify established large capitalization companies with the highest growth potential. The manager then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, the manager attempts to identify the best values available among the growth companies identified.

In selecting individual companies for investment, the manager looks for:
o  Favorable earnings prospects
o  Technological innovation
o  Industry dominance
o  Competitive products and services
o  Global scope
o  Long term history of profitability
o Consistent and sustainable long-term growth in dividends and earnings per share
o  Strong cash flow
o  High return on equity
o  Strong financial condition
o  Experienced and effective management

Principal risks of investing in the fund
Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, because of the following:

o U.S. stock markets go down, or perform poorly relative to other types of investments

o An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests

o  Large capitalization stocks fall out of favor with investors

o The manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect

Who may want to invest
The fund may be an appropriate investment if you:

o Are seeking to participate in the long term growth potential of the U.S. stock market

o Are looking for an investment with potentially greater return but higher risk than fixed income investments

o  Are willing to accept the risks of the stock market


Large Capitalization Growth Fund - Class Z Shares

Total return

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future.

[BAR GRAPH]

----------------------------------
% TOTAL RETURN CLASS A SHARES

     5.0%    5.0%    5.0%

      95      96      97       98

Calendar years ended December 31
----------------------------------

The bar chart shows the performance of the fund's Class Z shares since inception on _________________.

Quarterly returns:  Highest:  xx% in ___ quarter 199X;  Lowest:   xx% in ___
quarter 199X

Comparative performance
This table indicates the risks of investing in the fund by comparing the average annual total return of Class Z shares for the periods shown to that of the S&P 500 Composite Index, an unmanaged market capitalization-weighted measure of 500 widely held common stocks. This table assumes the reinvestment of distributions and dividends.

-------------------------------------------------------------------------------
                                   Average Annual Total Returns
                                Calendar Years Ended December 31, 1998
-------------------------------------------------------------------------------
             Inception     1 year     5 years   10 years    Since inception
                Date
-------------------------------------------------------------------------------
Class Z       11/12/98

S&P 500         n/a
 Index

Fees and expenses
This table sets forth the fees and expenses you will pay if you invest in fund shares.

Annual fund operating expenses
(paid by the fund as a % of fund net assets)
Management fee                                                  0.75%

Other expenses

Total annual fund operating expenses


Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
o   You invest $10,000 in the fund for the period shown
o   Your investment has a 5% return each year
o   You reinvest all distributions and dividends
o   The fund's operating expenses remain the same

Number of years you own your shares        1 year   3 years   5 years   10 years
Class Z                                    $        $         $         $


Large Capitalization Growth Fund --  Class Z Shares

More on the fund's investments

Other investments. The fund may invest up to 35% of its assets in equity securities of companies with total market capitalizations below $5 billion (i.e., medium or small capitalization companies). The fund may invest up to 10% of its net assets in the securities of foreign issuers in the form of depositary receipts representing an interest in those securities.

Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

Short-term investments. While the fund intends to invest substantially all of its assets in equity securities, the fund may maintain up to 35% of its assets in money market instruments and/or cash to pay expenses and meet redemption requests. Generally, the value of these fixed income obligations will go down if interest rates go up, the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or interest.

Defensive investing. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market instruments. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Management

Manager. The fund's investment manager is SSBC Fund Management Inc. The manager's address is 388 Greenwich Street, New York, New York 10013. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. Among these businesses are Citibank, Commercial Credit, Primerica Financial Services, Salomon Smith Barney, SSBC Asset Management, Travelers Life & Annuity, and Travelers Property Casualty.

Alan Blake, investment officer of SSBC Fund Management Inc. and managing director of Salomon Smith Barney, has been responsible for the day to day management of the fund's portfolio since its inception.
Mr. Blake has more than [?] years
of investment management experience.

Management fee. For its services, the manager received a fee during the fund's last fiscal year equal on an annual basis to 0.75% of the fund's average daily net assets.

Distributor. The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker dealers sell fund shares to the public.

Year 2000 issue. Information technology experts are concerned about computer systems' ability to process date-related information on and after January 1, 2000. This situation, commonly known as the "Year 2000" issue, could have an adverse impact on the fund. The manager and Salomon Smith Barney are addressing the Year 2000 issue for their systems. The fund has been informed by other service providers that they are taking similar measures. Although the fund does not expect the Year 2000 issue to adversely affect it, the fund cannot guarantee the efforts of the fund (limited to requesting and receiving reports from its service providers) or its service providers to correct the problem will be successful.

Buying, selling and exchanging Class Z shares

Through a qualified plan

You may buy, sell or exchange Class Z shares only through a "qualified plan." A qualified plan is a tax-exempt employee benefit or retirement plan of Salomon Smith Barney, Inc. or one of its affiliates.

There are no minimum investment requirements for Class Z shares. However, the fund reserves the right to change this policy at any time.

Buying

Orders to buy Class Z shares must be made in accordance with the terms of a qualified plan. If you are a participant in a qualified plan, you may place an order with your plan to buy Class Z shares at net asset value, without any sales charge. Payment is due to Salomon Smith Barney on settlement date, which is the third business day after your order is accepted. If you make payment prior to this date, you may designate a temporary investment (such as a money market fund of the Smith Barney Mutual Funds) for payment until settlement date. The fund reserves the right to reject any order to buy shares and to suspend the offering of shares for a period of time.

Selling

Qualified plans may redeem their shares on any day on which the fund calculates its net asset value. You should consult the terms of your qualified plan for special redemption provisions.

Exchanging

You should consult your qualified plan for information about available exchange options.


Distributions, dividends and taxes


An investment in the fund will have the following consequences for a qualified plan as the owner of shares in the fund. Qualified plan participants should consult their plan document or tax advisors about the tax consequences of participating in a qualified plan.

Dividends. The fund generally makes capital gain distributions and pays dividends, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in addition Class Z shares. The fund expects distributions to be primarily from capital gains. No sales charge is imposed on reinvested distributions or dividends. Alternatively, a qualified plan can instruct its Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have distributions and/or dividends paid in cash.
It can change that choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes. Provided that a qualified plan has not borrowed to finance its investment in the fund, it will not be taxable on the receipt of dividends and distributions from the fund.

Dividends and interest received by the fund from investing in foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The fund's foreign tax payments will reduce the amount of its dividends and distributions.


Because each shareholder's circumstances are different and special tax rules may apply, you should consult with your tax adviser about your investment in the fund.

Share price

Qualified plans may buy, exchange or redeem Class Z shares of the fund at the net asset value next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. When market prices are not available, or when the manager believes they are unreliable, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Your qualified plan must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

Financial highlights

The financial highlights table is intended to help you understand the performance of Class Z shares since inception. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request).

For a Class Z share of capital stock outstanding throughout each year:

Large Capitalization Growth Fund --  Class Z Shares    -

                                        ---------------------------------------
                                                                        1998(1)

                                        ---------------------------------------
                                        Net asset value, beginning of year

                                        ---------------------------------------
                                        Income (loss) from operations:

                                        ---------------------------------------
                                        Net investment income (loss)

                                        ---------------------------------------
                                        Net realized and unrealized gain (loss)

                                        ---------------------------------------
                                        Total income (loss) from operations

                                        ---------------------------------------
                                        Less distributions from:
                                          Net investment income
                                          Net realized gains

                                        ---------------------------------------
                                        Total distributions

                                        ---------------------------------------
                                        Net asset value, end of year

                                        ---------------------------------------
                                        Total return(4)

                                        ---------------------------------------
                                        Net assets, end of year (000)'s

                                        ---------------------------------------
                                        Ratios to average net assets:
                                          Expenses

                                        ---------------------------------------
                                        Net investment income (loss)

                                        ---------------------------------------
                                        Portfolio turnover rate

                                        ---------------------------------------


(1)  For the period November 12, 1998 (inception date) to November 30, 1998.
(2)  Not annualized.
(3)  Annualized.
(4) Total return does not reflect any applicable sales loads or deferred sales charges.


Large Capitalization Growth Fund --  Class Z Shares

Salomon Smith Barney
a member of citigroup [Symbol]

Large Capitalization Growth Fund
-- an investment portfolio of Smith Barney Investment Trust


Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your qualified plan or the transfer agent if you do not want this policy to apply to you.

Statement of additional information. The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally a part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your qualified plan, [by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013].

Visit our web site. Our web site is located at www.smithbarney.com

You can also review the fund's shareholder reports, prospectus and statement of additional information at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. The Commission charges a fee for this service. Information about the public reference room may be obtained by calling 1-800-SEC-0330. You can get the same information free from the Commission's Internet web site at http:www.sec.gov

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.



PART B

Smith Barney Intermediate Maturity California Municipal Fund
Smith Barney Intermediate Maturity New York Municipal Fund
SMITH BARNEY INVESTMENT TRUST
388 Greenwich Street
New York, New York 10013
(800) 451-2010

 Statement Of Additional
Information
March 30, 1999

This Statement of Additional Information ("SAI") is meant to be read in conjunction with the prospectuses of the Smith Barney Intermediate Maturity California Municipals Fund (the "California Fund") and the Smith Barney Intermediate Maturity New York Municipals Fund (the "New York Fund") dated March 30, 1999, and is incorporated by reference in it entirety into the Prospectuses. Additional information about each fund's investments is available in each fund's annual and semi-annual reports to shareholders which are incorporated herein by reference. The prospectuses and copies of the reports may be obtained free of charge by contacting a Salomon Smith Barney Financial Consultant, or by writing or calling Salomon Smith Barney at the address or telephone number above. The funds are separate investment series of Smith Barney Investment Trust (the "trust").


TABLE OF CONTENTS

Investment Objectives and Management Policies the New York Fund &
California Fund

Management of the Trust and the Funds

Purchase of Shares

Redemption of Shares

Distributor

Valuation of Shares

Exchange Privilege

Performance Data

Taxes

Additional Information

Financial Statements

Appendix


Investment Objectives And Management Policies For the New York Fund and California Fund

The prospectuses discuss the investment objective of each fund and the principal policies employed to achieve those objectives. Supplemental information is set out below concerning the types of securities and other instruments in which the funds may invest, the investment policies and strategies that the funds may utilize and certain risks attendant to those investments, policies and strategies. SSBC Fund Management Inc. ("SSBS" or the "manager") serves as investment manager to each fund.


California Fund

Under normal market conditions, the California Fund attempts to invest 100% of its assets in a portfolio of investment grade debt obligations issued by or on behalf of the State of California and other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions ("Municipal Obligations"). For purposes of this SAI, debt obligations issued by the State of California and its political subdivisions, agencies and public authorities (together with certain other governmental issuers such as the Commonwealth of Puerto Rico), the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for Federal income tax purposes and exempt from California State personal income tax, are defined as "California Exempt Obligations." Collectively, California Exempt Obligations and New York Exempt Obligation (defined below) are referred to generally in this SAI as "Exempt Obligations." The fund will operate subject to a fundamental investment policy providing that, under normal market conditions, the fund will invest at least 80% of its net assets in California Exempt Obligations rated investment grade. Up to 20% of the fund's total assets may be invested in unrated securities that are deemed by the manager to be of a quality comparable to investment grade. The fund will not invest in California Exempt Obligations that are rated lower than investment grade at the time of purchase.

New York Fund

Under normal market conditions, the New York Fund attempts to invest 100% in a portfolio of investment grade debt obligations issued by or on behalf of the State of New York and other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions ("Municipal Obligations"). For purposes of this SAI, debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities (together with certain other governmental issuers such as the Commonwealth of Puerto Rico), the interest from which debt obligations is, in the opinion of bond counsel to the issuer, excluded from gross income for Federal income tax purposes and exempt from New York State personal income tax are defined as "New York Exempt Obligations." Collectively, California Exempt Obligations and New York Exempt Obligations are referred to generally in this SAI as "Exempt Obligations." The fund will operate subject to a fundamental investment policy providing that, under normal market conditions, the fund will invest at least 80% of its net assets in New York Exempt Obligations. Up to 20% of the fund's total assets may be invested in unrated securities that are deemed by the manager to be of a quality comparable to investment grade. The fund will not invest in New York Exempt Obligations that are rated lower than Baa by Moody's, BBB by S&P or BBB by Fitch, at the time of purchase.

Debt Securities Rating Criteria. Exempt Obligations rated no lower than Baa, MIG 3 or Prime-1 by Moody's Investors Service, Inc. ("Moody's"), BBB, SP-2 or A-1 by Standard & Poor's Ratings Group ("S&P") or BBB or F-1 by Fitch IBCA, Inc. ("Fitch") are considered investment grade securities. Although Exempt Obligations rated Baa by Moody's, BBB by S&P or BBB by Fitch are considered to be investment grade, they may be viewed as being subject to greater risks than other investment grade securities. Although Exempt Obligations rated Baa by Moody's, BBB by S&P or BBB by Fitch are considered to be investment grade, they may be viewed as being subject to greater risks than other investment grade securities. Exempt Obligations rated Baa by Moody's, for example, are considered medium grade obligations that lack outstanding investment characteristics and have speculative characteristics as well. Exempt Obligations rated BBB by S&P are regarded as having an adequate capacity to pay principal and interest. Exempt Obligations rated BBB by Fitch are deemed to be subject to a higher likelihood that their rating will fall below investment grade than higher rated bonds.

The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Exempt Obligations that they undertake to rate; the ratings are relative and subjective and are not absolute standards of quality.
The manager's judgment as to credit quality of an Exempt Obligation, thus, may differ from that suggested by the ratings published by a rating service. See Appendix for a description of such organization's ratings. The policies of the funds as to ratings of portfolio investments will apply only at the time of the purchase of a security, and neither fund will be required to dispose of a security in the event Moody's, S&P or Fitch downgrades its assessment of the credit characteristics of the security's issuer. In addition, to the extent that ratings change as a result of changes in rating organizations or their rating systems or as a result of a corporate restructuring of Moody's, S&P or Fitch, the manager will attempt to use comparable ratings as standards for each fund's investments.

Maturity of Obligations Held By The Funds. The manager believes that each fund may offer an attractive investment opportunity for investors seeking a higher effective tax yield than a tax-exempt money market fund or a tax-exempt short-term bond fund and less fluctuation in net asset value than a longer term tax-exempt bond fund. Each fund normally invests in intermediate maturity securities; the weighted average maturity of each fund's portfolio will normally be not less than three nor more than 10 years. The maximum remaining maturity of the securities in which the California Fund and New York Fund normally invest will be no greater than 10 years and 20 years, respectively.

Exempt Obligations. Exempt Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Notes are short-term obligations of issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Exempt Obligations bear fixed, floating and variable rates of interest, and variations exist in the security of Exempt Obligations, both within a particular classification and between classifications.

The yields on, and values of, Exempt Obligations depend on a variety of factors, including general economic and monetary conditions, conditions in the Exempt Obligation markets, size of a particular offering, maturity of the obligation and rating of the issue. Consequently, Exempt Obligations with the same maturity, coupon and rating may have different yields or values, whereas obligations of the same maturity and coupon with different ratings may have the same yield or value.

Issuers of Exempt Obligations may be subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. In addition, the obligations of those issuers may become subject to laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of the obligations or upon the ability of municipalities to levy taxes. The possibility also exists that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of, and interest on, its obligations may be materially affected.

Private Activity Bonds. Each fund may invest without limit in Exempt Obligations that are "private activity bonds," as defined in the Internal Revenue Code of 1986, as amended (the "Code"), which are in most cases revenue bonds. Private activity bonds generally do not carry the pledge of the credit of the issuing municipality, but are guaranteed by the corporate entity on whose behalf they are issued. Interest income on certain types of private activity bonds issued after August 7, 1986 to finance non-governmental activities is a specific tax preference item for purposes of the Federal individual and corporate alternative minimum taxes. Individual and corporate shareholders may be subject to a federal alternative minimum tax to the extent the fund's dividends are derived from interest on these bonds. Dividends derived from interest income on Exempt Obligations are a "current earnings" adjustment item for purposes of the Federal corporate alternative minimum tax. See "Taxes." Private activity bonds held by a fund will be included in the term Exempt Obligations for purposes of determining compliance with the fund's policy of investing at least 80% of its total assets in Exempt Obligations.

Related Instruments. The fund may invest without limit in Exempt Obligations that are repayable out of revenues generated from economically related projects or facilities or debt obligations whose issuers are located in the same state. Sizable investments in these obligations could involve an increased risk to the fund should any of the related projects or facilities experience financial difficulties.

U.S. Government Securities. Each fund may invest in debt obligations of varying maturities issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. Government Securities"). Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance. U.S. Government Securities also include securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board and Student Loan Marketing Association. A fund may also invest in instruments that are supported by the right of the issuer to borrow from the U.S. Treasury and instruments that are supported by the credit of the instrumentality. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a fund will invest in obligations issued by such an instrumentality only if the Adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the fund.
Municipal Obligations. The fund invests principally in debt obligations, issued by, or on behalf of, states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities or multistate agencies or authorities, the interest from which debt obigations is, in the opinion of bond counsel to the issuer, excluded from gross income for Federal income tax purposes ("Municipal Obligations"). Municipal Obligations are debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. Private activity bonds issued by or on behalf of public authorities to finance privately operated facilities are considered to be Municipal Obligations if the interest paid on them qualifies as excluded from gross income (but not necessarily from alternative minimum taxable income) for Federal income tax purposes in the opinion of bond counsel to the issuer. Municipal Obligations may be issued to finance life care facilities, which are an alternative form of long-term housing for the elderly that offer residents the independence of a condominium life-style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state industrial development authorities. Because the bonds are secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks, including a drop in occupancy levels, the difficulty of maintaining adequate financial reserves to secure estimated actuarial liabilities, the possibility of regulatory cost restrictions applied to health care delivery and competition from alternative health care or conventional housing facilities.


Municipal Leases. Each fund may invest without limit in "municipal leases." Municipal leases may take the form of a lease or an installment purchase contract issued by state or local government authorities to obtain funds to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. Interest payments on qualifying municipal leases are exempt from Federal income taxes and state income taxes within the state of issuance.
Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. Although "non-appropriation" lease obligations are often secured by the underlying property, disposition of the property in the event of foreclosure might prove difficult. Each fund may invest in municipal leases without non-appropriation clauses only when the municipality is required to continue the lease under all circumstances except bankruptcy. There is no limitation on the percentage of a fund's assets that may be invested in municipal lease obligations. In evaluating municipal lease obligations, the manager will consider such factors as it deems appropriate, which my include: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor;
(d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation.

Municipal leases that a fund may acquire will be both rated and unrated. Rated leases include those rated investment grade at the time of investment or those issued by issuers whose senior debt is rated investment grade at the time of investment. Each fund may acquire unrated issues that the manager deems to be comparable in quality to rated issues in which the fund is authorized to invest. A determination that an unrated lease obligation is comparable in quality to a rated lease obligation will be subject to oversight and approval by the trust's board of trustees.

Municipal leases held by a fund will be considered illiquid securities unless the trust's bard of trustees determines on an ongoing basis that the leases are readily marketable. An unrated municipal lease with a non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy issued by a bank or insurer deemed by the manager to be of high quality and minimal credit risk, will not be deemed to be illiquid solely because the underlying municipal lease is unrated, if the manager determines that the lease is readily marketable because it is backed by the letter of credit or insurance policy.

Zero Coupon Securities. Each fund may invest up to 10% of its assets in zero coupon Exempt Obligations. Zero coupon Exempt Obligations are generally divided into two categories: pure zero obligations, which are those that pay no interest for their entire life and zero/fixed obligations, which pay no interest for some initial period and thereafter pay interest currently. In the case of a pure zero obligation, the failure to pay interest currently may result from the obligation's having no stated interest rate, in which case the obligation pays only principal at maturity and is issued at a discount from its stated principal amount. A pure zero obligation may, in the alternative, carry a stated interest rate, but provide that no interest is payable until maturity. The value to the investor of a zero coupon Exempt Obligation consists of the economic accretion either of the difference between the purchase price and the nominal principal amount (if no interest is stated to accrue) or of accrued, unpaid interest during the Exempt Obligation's life or payment deferral period.

Custodial Receipts. Each fund may acquire custodial receipts or certificates under-written by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain Exempt Obligations. The underwriter of these certificates or receipts typically purchases Exempt Obligations and deposits the obligations in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates evidencing ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon Exempt Obligations described above. Although under the terms of a custodial receipt a fund would typically be authorized to assert its rights directly against the issuer of the underlying obligations, the fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, if the underlying issuer fails to pay principal and/or interest when due, the fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the fund had purchased a direct obligation of the issuer. In addition, if the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

Exempt Obligation Components. Each fund may invest in Exempt Obligations, the interest rate on which has been divided by the issuer into two different and variable components, which together result in a fixed interest rate. Typically, the first of the components (the "Auction Component") pays an interest rate that is reset periodically through an auction process; whereas the second of the components (the "Residual Component") pays a residual interest rate based on the difference between the total interest paid by the issuer on the Exempt Obligation and the auction rate paid on the Auction Component. Each fund may purchase both Auction and Residual Components.

Because the interest rate paid to holders of Residual Components is generally determined by subtracting from a fixed amount the interest rate paid to the holders of Auction Components, the interest rate paid to Residual Component holders will decrease as the Auction Component's rate increases and increase as the Auction Component's rate decreases. Moreover, the magnitude of the increases and decreases in market value of Residual Components may be larger than comparable changes in the market value of an equal principal amount of a fixed rate Exempt Obligation having similar credit quality, redemption provisions and maturity.

Floating and Variable Rate Instruments. Each fund may purchase floating and variable rate demand notes and bonds, which are Exempt Obligations normally having a stated maturity in excess of one year, but which permit their holder to demand payment of principal at any time, or at specified intervals. The maturity of a floating or variable rate demand note or bond will be deemed shortened by virtue of a demand feature.

The issuer of floating and variable rate demand obligations normally has a corresponding right, after a given period, to prepay at its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of these obligations. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time that rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, floating and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Use of letters of credit or other credit support arrangements will not adversely affect the tax-exempt status of these obligations. Because they are direct lending arrangements between the lender and borrower, floating and variable rate obligations generally will not be traded. In addition, generally no secondary market exists for these obligations, although their holders may demand payment at face value. For these reasons, when floating and variable rate obligations held by a fund are not secured by letters of credit or other credit support arrangements, the fund's rights to demand payment is dependent on the ability of the borrower to pay principal and interest on demand. The manager, on behalf of the fund, will consider on an ongoing basis the creditworthiness of the issuers of floating and variable rate demand obligations held by the fund.

Participation Interests. Each fund may purchase from financial institutions tax-exempt participation interests in Exempt Obligations. A participation interest gives the fund an undivided interest in the Exempt Obligation in the proportion that the fund's participation interest bears to the total amount of the Exempt Obligation. These instruments may have floating or variable rates of interest. If the participation interest is unrated, it will be backed by an irrevocable letter of credit or guarantee of a bank that the trust's board of trustees has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by obligations of the United States government or its agencies and instrumentalities ("U.S. government securities"). The fund will have the right, with respect to certain participation interests, to demand payment, on a specified number of days' notice, for all or any part of the fund's interest in the Exempt Obligation, plus accrued interest. Each fund intends to exercise its right with respect to these instruments to demand payment only upon a default under the terms of the Exempt Obligation or to maintain or improve the quality of its investment portfolio.

Taxable Investments. Under normal conditions, each fund may hold up to 20% of its total assets in cash or money market instruments, including taxable money market instruments (collectively, "Taxable Investments"). In addition, the manager believes that if market conditions warrant, a fund may take a temporary defensive posture and invest without limitation in short-term Exempt Obligations and Taxable Investments. To the extent, a fund holds Taxable Investments and, under certain market conditions, certain floating and variable rate demand obligations or Auction Components, the fund may not achieve its investment objective.

Money market instruments in which the fund may invest include: U.S. government securities; tax-exempt notes of municipal issuers rated, at the time of purchase, no lower than MIG 1 by Moody's, SP-1 by S&P of F-1 by Fitch or, if not rated, by issuers having outstanding, unsecured debt then rated within the three highest rating categories; bank obligations (including certificates of deposit, time deposits and bankers acceptances of domestic banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than P-1 by Moody's, A-1 by S&P of F-1 by Fitch or the equivalent from another major rating service or, if unrated of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories; and repurchase agreements. At no time will the funds' investments in bank obligations, including time deposits, exceed 25% of the value of each fund's assets.

U.S. government securities in which the funds may invest include direct obligations of the United States and obligations issued by U.S. government agencies and instrumentalities. Included among direct obligations of the United States are Treasury Bills, Treasury Notes and Treasury Bonds, which differ principally in terms of their maturities. Included among the securities issued by U.S. government agencies and instrumentalities are: securities that are supported by the full faith and credit of the United States (such as Government National Mortgager Association certificates); securities that are supported by the right of the issuer to borrow from the United States Treasury (such as securities of Federal Home Loan Banks); and securities that are supported by the credit of the instrumentality (such as Federal National Mortgage Association and Federal Home Loan Mortgage Corporation bonds).

INVESTMENT TECHNIQUES

The fund may employ, among others, the investment techniques described below, which may give rise to taxable income:

Financial Futures and Options Transactions. To hedge against a decline in the value of Municipal Bonds it owns or an increase in the price of Municipal Bonds it proposes to purchase, each fund may enter into financial futures contracts and invest in options on financial futures contracts that are traded on a domestic exchange or board of trade. The futures contracts or options on futures contracts that may be entered into by the fund will be restricted to those that are either based on an index of Municipal Bonds or relate to debt securities the prices of which are anticipated by the manager to correlate with the prices of the Municipal Bonds owned or to be purchased by a fund.

In entering into a financial futures contract, a fund will be required to deposit with the broker through which it undertakes the transaction an amount of cash or cash equivalents equal to approximately 5% of the contract amount. This amount, which is known as "initial margin," is subject to change by the exchange or board of trade on which the contract is traded, and members of the exchange or board of trade may charge a higher amount. Initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. In accordance with a process known as "marking-to market," subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

A financial futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified property at a specified price, date, time and place. Unlike the direct investment in a futures contract, an option on a financial futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the financial futures contract at a specified exercise price at the any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on financial futures contracts is limited to the premium paid for the option (plus transaction costs). The value of the option may change daily and that change would be reflected in the net asset value of the fund.

Regulations of the Commodity Futures Trading Commission applicable to each fund require that a fund's transactions in financial futures contracts and options on financial futures contracts be engaged in for bona fide hedging purposes, or if a fund enters into futures contracts for speculative purposes, that the aggregate initial margin deposits and premiums paid by the fund will not exceed 5% of the market value of its assets. In addition, the fund will, with respect to its purchases of financial futures contracts, establish a segregated account consisting of cash or cash equivalents in an amount equal to the total market value of the futures contracts, less the amount of initial margin on deposit for the contracts. Each fund's ability to trade in financial futures contracts and options on financial futures contracts may be limited to some extent by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company that are described below under "Taxes."

Although each fund intends to enter into financial futures contracts and options on financial futures contracts that are traded on a domestic exchange or board of trade only if an active market will exist for them at any particular time. If closing a futures position in anticipation of adverse price movements is not possible, the fund would be required to make daily cash payments of variation margin. In those circumstances, an increase in the value of the portion of the fund's investments being hedged, if any, may offset partially or completely losses on the futures contract. No assurance can be given, however, that the price of the securities being hedged will correlate with the price movements in a futures contract and, thus, provide an offset to losses on the futures contract or option on the futures contract. In addition, in light of the risk of an imperfect correlation between securities held by the fund that are the subject of a hedging transaction and the futures or options used as a hedging device, the hedge may not be fully effective because, for example, losses on the securities held by the fund may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the securities held by the fund that were the subject of the hedge. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, each fund may enter into financial futures contracts or options on financial futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. This "over hedging" or "under hedging" may adversely affect a fund's net investment results if market movements are not as anticipated when the hedge is established.

If a fund has hedged against the possibility of an increase in interest rates adversely affecting the value of securities it holds and rates decrease instead, the fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures or options positions. In addition, in those situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements on the futures contracts at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the decline in interest rates.

When-Issued Securities and Delayed-Delivery Transactions. Each Fund may purchase securities on a "when-issued" basis or for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield). Each Fund does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment goal. These transactions occur when securities are purchased or sold by a Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to a Fund at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.
When a Fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When a Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.
Stand-by Commitments. Each fund may acquire "stand-by commitments" with respect to Exempt Obligations held in its portfolio. Under a stand-by commitment, a broker, dealer or bank is obligated to repurchase at the fund's option specified securities at a specified price and, in this way, stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. A fund will acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise the rights afforded by the commitments for trading purposes. Each fund anticipates that stand-by commitments will be available from brokers, dealers and banks without the payment of any direct or indirect consideration. Each fund may pay for stand-by commitments if payment is deemed necessary, thus increasing to a degree the cost of the underlying Exempt Obligations and similarly decreasing the security's yield to the funds.

Illiquid Securities. Each fund may invest up to 10% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets. In addition, up to 5% of the value of each fund's assets may be invested in securities of entities that have been in continuous operation for fewer than three years.

Repurchase Agreements. Each Fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). A Fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose a Fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which a Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Fund's Adviser. The Adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the Adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The Adviser will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.
RISK FACTORS AND SPECIAL CONSIDERATIONS

Investment in the funds involves risk factors and special considerations, such as those described below:

Exempt Obligations. Even though Exempt Obligations are interest-bearing investments that promise a stable stream of income, their prices are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of Exempt Obligations with longer remaining maturities typically fluctuate more than those of similarly rated Exempt Obligations with shorter remaining maturities such as each fund intends to hold. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities.

Opinions relating to the validity of Municipal Obligations and to the exemption of interest in them from Federal income taxes (and, with respect to Exempt Obligations, to the exemption of interest on them from California or New York, as applicable, state personal income taxes) as rendered by bond counsel to the respective issuers at the time of issuance. Neither the funds nor the manager will review the proceedings relating to the issuance of Exempt Obligations or the basis for opinions of counsel.

Potential Legislation. In past years, the United States government has enacted various laws that have restricted or diminished the income tax exemption on various types of Municipal Obligations and may enact other similar laws in the future. If any such laws are enacted that would reduce the availability of Exempt Obligations for investment by the funds so as to affect a fund's shareholders adversely, the trust will reevaluate each fund's investment objective and policies and might submit possible changes in a fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Exempt Obligation as taxable for Federal income tax purposes, the fund would treat the security as a permissible Taxable Investment within the applicable limits set forth in this prospectus.

Unrated Securities. Each fund may invest in unrated securities that the manager determines to be of comparable quality to the rated securities in which the fund may invest. Dealers may not maintain daily markets in unrated securities and retail secondary markets for many of such securities may not exist. As a result, a fund's ability to sell these securities when the manager deems it appropriate may be diminished.

Municipal Leases. Municipal leases in which the fund may invest have special risks not normally associated with Municipal Obligations. These obligations frequently contain non-appropriation clauses that provide that the governmental issuer of the obligation need not make future payments under the lease of contract unless money is appropriated for that purpose by a legislative body annually or on another periodic basis. Municipal leases have additional risks because they represent a type of financing that has not yet developed the depth of marketability generally associated with other Municipal Obligations. Moreover, although a municipal lease will be secured by financed equipment or facilities, the disposition of the equipment or facilities in the event of foreclosure might prove difficult. In addition, in certain instances the tax-exempt status of the municipal lease will not be subject to the legal opinion of a nationally recognized bond counsel, although in all cases a fund will require that a municipal lease purchased by the fund be covered by a legal opinion to the effect that, as of each effective date of the municipal lease, the lease is the valid and binding of the government issuer.

Municipal leases are also subject to the risk of non-payment. The ability of issues of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among Federal, state and local governmental units. Such non-payments would result in a reduction of income to a fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a decrease in the net asset value of the fund. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, a fund could experience delays and limitations with respect to the collection of principal and interest on such municipal leases and the fund may not, in all circumstances, be able to collect all principal and interest to which it is entitled. To enforce its rights in the event of a default in the lease payments, each fund may take possession of and manage the assets securing the issuer's obligations on such securities, which may increase the fund's operating expenses and adversely affect the net asset value of the fund. Any income derived from the fund's ownership or operation of such assets may not be tax-exempt.
In addition, each fund's intention to qualify as a "regulated investment company" under the Code may limit the extent to which the fund may exercise its rights by taking possession of such assets, because as a regulated investment company the fund is subject to certain limitations on its investments and on the nature of its income.

Non-Publicly Traded Securities. As suggested above, each fund may, from time to time, invest a portion of its assets in non-publicly traded Exempt Obligations. Non-publicly traded securities may be less liquid than publicly traded securities. Although non-publicly traded securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the fund.

When-Issued and Delayed-Delivery Transactions. Securities purchased on a when-issued or delayed-delivery basis may expose a fund to risk because the securities may experience fluctuations in value prior to their delivery. Purchasing securities on a when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.

Non-Diversified Classification. Each fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the "1940 Act") which means that the fund is not limited by the Act in the proportion of its assets that it may invest in the obligations of a single issuer. Each fund intends to conduct its operations, however, so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which will relieve the fund of any liability for Federal income tax and California or New York State franchise tax, as applicable, to the extent that its earnings are distributed to shareholders. To qualify as a regulated investment company, the fund will, among other things, limit its investments so that, at the close of each quarter of the taxable year (a) not more than 25% of the market value of the fund's total assets will be invested in the securities of a single issuer and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer and the fund will not own more than 10% of the outstanding voting securities of a single issuer.

As a result of the funds' non-classified status, an investment in either fund may present greater risks to investors than an investment in a diversified fund. The investment return on a non-diversified fund typically is dependent upon the performance of a smaller number of securities relative to the number of securities held in a diversified fund. Each fund's assumption of large positions in the obligations of a small number of issuers will affect the value of its portfolio to a greater extent than that of a diversified fund in the event of changes in the financial condition, or in the market's assessment, of the issuers.

Portfolio Transactions And Turnover. Each fund's portfolio securities ordinarily are purchased from and sold to parties acting as either principal or agent. Newly issued securities ordinarily are purchased directly from the issuer or from an underwriter; other purchases and sales usually are placed with those dealers from which it appears that the best price or execution will be obtained. Usually no brokerage commissions, as such, are paid by the funds for purchases and sales undertaken through principal transactions, although the price paid usually includes an undisclosed compensation to the dealer acting as agent.

Special Considerations Relating to Exempt Obligations.

The payment of principal and interest on most securities purchased by either fund will depend on the ability of the issuers to meet their obligations. A fund's portfolio will be affected by general changes in interest rates, which will result in increases or decreases in the value of the obligations held by a fund. The market value of the obligations in the fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. [SB: Update as necessary] During 1996, the ratings of California general obligations bond was upgraded. S&P Ratings Group upgraded its rating to A+; the same rating has been assigned to such debt by Fitch. Moody's has assigned such debt an A1 rating. Certain substantial issuers of New York Exempt Obligations (including issuers whose obligations may be acquired by the New York Fund) have experienced serious financial difficulties in recent years. These difficulties have at times jeopardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowing and fewer markets for their outstanding debt obligations. In recent years, several different issuers of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by S&P and Moody's. On July 10, 1995, S&P downgraded its rating of New York City's $23 billion of outstanding general obligation bonds to "BBB+" from "A-", citing the City's chronic structural budget problems and weak economic outlook. S&P stated that New York City's reliance on one-time revenue measures to close annual budget gaps, a dependence on unrealized labor savings, overly optimistic estimates of revenues and state and federal aid and City's continued high debt levels also contributed to its decision to lower the ratings. On the other hand, strong demand for New York Exempt Obligations has more recently had the effect of permitting New York Exempt Obligations to be issued with yield relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated municipal obligations issued by other jurisdictions. Moody's rating of City bonds were revised in November 1981 from B (in effect since 1977) to Bal, in November 1983 to Baa, in December 1985 to Baal, in 1988 to A and again in February 1991 to Baal. On July 17, 1997, Moody's changed its outlook on City bonds to positive from stable. Since July 8, 1997, Fitch has rated City bonds A.

Investors should be aware that certain California or New York constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in certain adverse consequences affecting Exempt Obligations. For instance, certain provisions of the California or New York Constitution and statutes that limit the taxing and spending authority of California, or New York, governmental entities may impair the ability of the issuers of some Exempt Obligations to maintain debt service on their obligations. Other measures affecting the taxing or spending authority of California, or New York, or their political sub-divisions may be approved or enacted in the future.

In seeking to achieve its objective, each fund may invest without limit in Municipal Obligations which are private activity bonds. Moreover, although each fund does not currently intend to do so on a regular basis, each fund may invest more than 20% of its assets in Municipal Obligations which are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the manager. To the extent a fund's assets are concentrated in Municipal Obligations payable from revenues from economically related projects or facilities, if a fund's assets are concentrated in Municipal Obligations payable from revenues on economically related projects and facilities, the fund will be subject to the particular risks presented by such projects to a greater extent than it would be if the fund's assets were not so concentrated.

Special Considerations Relating To California Exempt Obligations

Some of the significant financial considerations relating to the California Fund's investments in California Exempt Obligations are summarized below. This summary information is derived principally from official statements and prospectuses relating to securities offerings of the State of California and various local agencies in California, available as of the date of this SAI and does not purport to be a complete description of any of the considerations mentioned herein. It is also based on the disclosure statement filed in the County of Orange bankruptcy case. The accuracy and completeness of the information contained in such official statements and disclosure statement has not been independently verified.

Risk Factors

[SB:  Update with 1998 information]

Beginning in the 1990-91 fiscal year, California faced the worst economic, fiscal and budget conditions since the 1930s. Construction, manufacturing (especially aerospace), exports and financial services, among others, were severely affected. Job losses were the worst of any post-war recession and have been estimated to exceed 800,000.

The recession seriously affected State tax revenues. It also caused increased expenditures for health and welfare programs. The State has also faced a structural imbalance in its budget with the largest programs supported by the General Fund K-12 schools and community colleges, health, welfare and corrections - growing at rates higher than the growth rates for the principal revenue sources of the General Fund. (The General Fund, the State's main operating fund, consists of revenues which are not required to be credited to any other fund.) The State experienced recurring budget deficits. The State Controller reported that expenditures exceeded revenues for the four of the six fiscal years ending with 1992-93, and were essentially equal in 1993-94. According to the Department of Finance, the State suffered a continuing budget deficit of approximately $2.8 billion in the Special Fund for Economic Uncertainties. (Special Funds account for revenues obtained from specific revenue sources, and which are legally restricted to expenditures for specified purposes.) The 1993-94 Budget Act incorporated a Deficit Reduction Plan to repay this deficit over two years. The original budget for 1993-94 reflected revenues which exceeded expenditures by approximately $2.8 billion. As a result of continuing recession, the excess of revenues over expenditures for the 1993-94 fiscal year was less than $300 million. The accumulated budget deficit at June 30, 1994 was not able to be retired by June 30, 1995 as planned. When the economy failed to recover sufficiently in 1993-94, a second two-year plan was implemented in 1994-95. The accumulated budget deficits over the past several years, together with expenditures for school funding which have not been reflected in the budget, and the reduction of available internal borrowable funds, have combined to significantly deplete the State's cash resources to pay its ongoing expenses. In order to meet its cash needs, the State has had to rely for several years on a series of external borrowings, including borrowings past the end of a fiscal year. At the end of its 1995-96 fiscal year, however, the State did not borrow moneys into "1995-96 Budget" the subsequent fiscal year.

Since the severe recession, California's economy has been recovering. Employment has grown by over 500,000 in 1994 and 1995, and the precession level of total employment is expected to be matched by early 1996. The strongest growth has been in export-related industries, business services, electronics, entertainment and tourism, all of which have offset the recession-related losses which were heaviest in aerospace and defense-related industries (accounting for approximately two-thirds of the job losses), finance and insurance. Residential housing construction, with new permits for under 100,000 annual new units issued in 1994 and 1995, is weaker than in previous recoveries, but has been growing slowly since 1993.

Sectors which are now contributing to California's recovery include construction and related manufacturing, wholesale and retail trade, transportation and several service industries such as amusements and recreation, business services, and management consulting. Electronics is showing modest growth and the rate of decline in aerospace manufacturing is slowly diminishing. As a result of these factors, average 1994 non-farm employment exceeded expectations and grew beyond 1993 levels.

Many California counties continue to be under severe fiscal stress. Such stress has impacted smaller, rural counties and larger urban counties such as Los Angeles, and Orange County which declared bankruptcy in 1994. Orange County has implemented significant reductions in services and personnel, and continues to face fiscal constraints in the aftermath of its bankruptcy. However, California has experienced recent economic expansion, with growth in employment and in early 1998 the state recorded its lowest unemployment rate since 1990. There can be no assurance this growth trend will continue.

1995-96 Budget

The state began the 1995-96 Fiscal Year with strengthening revenues based on an improving economy and the smallest nominal "budget gap" to be closed in many years.

The 1995-96 Budget Act, signed by the Governor on August 3, 1995, projects General Fund revenues and transfers of $44.1 billion, about $2.2 billion higher than projected revenues in 1994-95. The Budget Act projects Special Fund revenues of $12.7 billion, an increase from $12.1 billion projected in 1994-95.

The Department of Finance released updated projections for the 1995-96 fiscal year in May, 1996, estimating that revenues and transfers to be $46.1 billion, approximately $2 billion over the original fiscal year estimate. Expenditures also increased, to an estimated $45.4 billion, as a result of the requirement to expend revenues for schools under Proposition 98, and, among other things, failure of the federal government to budget new aid for illegal immigrant costs which had been counted on to allow reductions in costs.

The principal features of the Budget Act were the following:

1.	Proposition 98 funding for schools and community colleges will increase by about $1 billion (General Fund) and $1.2 billion total above revised 1994-95 levels. Because of higher than projected revenues in 1994-95, an additional $543 million in appropriated to the 1994-95 Proposition 98 entitlement. A significant component of this amount is block grant of about $54 per pupil for any one-time purpose. Per-pupil expenditures are projected to increase by another $126 in 1995-96 to $4,435. A full 2.7% cost of living allowance is funded for the first time in several years. The budget comprise anticipated a settlement of the CTA v. Gould litigation.

2.	Cuts in health and welfare costs totaling about $900 million, some of which would require federal legislative approval.

3.	A 3.5% increase in funding for the University of California ($90 million General Fund) and the California State University system ($24 million General Fund), with no increase in student fees.

4.	The updated Budget assumes receipt of $494 million in new federal aid for costs of illegal immigrants, in excess of federal government commitments.

5.	General Fund support for the Department of Corrections is increased by about 8 percent over 1994-95, reflecting estimates of increased prison population. This amount is less than was proposed in the 1995 Governor's Budget.


1996-97 Budget

The 1996-97 Budget Act was signed by the Governor on July 15, 1996, and projected General Fund revenues and transfers of approximately $47.64 billion and General Fund expenditures of approximately $47.25 billion. The Governor vetoed abut $82 million of appropriations (both General Fund and Special Fund) and the State has implemented its regular cash flow borrowing program with the issuance of $3.0 billion of Revenue Anticipation Notes to mature on or before June 30, 1997. The 1996-97 Budget Act appropriated a budget reserve in the Special Fund for Economic Uncertainties of $305 million, as of June 30, 1997.

The Budget Act contained General Fund appropriations totaling $47.251 billion, a 4.0 percent increase over the final estimated 1995-96 expenditures. Special Fund expenditures are budgeted at $12.6 billion.

The following were the principal features of the 1996-97 Budget Act:

1.	Proposition 98 funding for schools and community colleges will increase by about $1.6 billion (General Fund) and $1.65 billion total above revised 1995-96 level periods. Almost half of this money was budgeted to fund class-size reduction in kindergarten and grades 1-3.

2.	Proposed cuts in health and welfare totaling $660 million.  All of these cuts require federal law changes (including welfare reform), federal waivers, or federal budget appropriations in order to be achieved. The 1996-97 Budget Act assumes approval/action by October, 1996, with the savings to be achieved beginning in November, 1996. The 1996-97 Budget Act was based on continuation of previously approved assistance levels for Aid to Families with Dependent Children and other health and welfare programs, which had been reduced in prior years, including suspension of State authorized cost of living increases.

3.	A 4.9 percent increase in funding for the University of California
($130 million General Fund) and the California State University system ($101 million General Fund), with no increases in student fees, maintaining the second year of the Governor's four-year "Compact" with the State's higher education units.

4.	General Fund support for the Department of Corrections was increased by about 7 percent over the prior year, reflecting estimates of increased prison population.

5.	With respect to aid to local governments, the principal new programs included in the 1996-97 Budget Act are $100 million in grants to cities and counties for law enforcement purposes, and budgeted $50 million for competitive grants to local governments for programs to combat juvenile crime.


The 1996-97 Budget Act did not contain any tax increases. As noted, there was a reduction in corporate taxes. In addition, the Legislature approved another one-year suspension of the Renters Tax Credit, saving $520 million in expenditures.

1997-98 Budget

On January 9, 1997, the Governor announced his proposed 1997-98 State budget detailing plans to cut welfare, increase education spending and provide certain tax cuts to businesses and banks. The total spending plan in the amount of approximately $66.6 billion represents an increase of approximately 4% from the 1996-97 State Budget, with an increase in the State's General Fund to approximately $50.3 billion. The Governor announced a proposal to restructure the State's welfare system, placing strict time limits on the provisions of assistance and introducing penalties, and included a plan to increase spending for elementary and secondary schools.

On August 11, 1997, the State Legislature approved a 1997-98 State Budget of approximately $68 billion which included approximately $32 billion for public schools, an increase of approximately $4 billion over the prior year. The Budget also included approximately $100 million for local law enforcement and approximately $75 million in spending to subsidize hospitals that care for large numbers of uninsured patients, as well as approximately $40 million for legal immigrants and an increase of approximately $223 million in welfare spending, including job training. The education portion of the State Budget approved by the Legislature for 1997-98 included approximately $850 million to expand the class-size reduction program and full statutory funding of the Revenue Limit COLA comprising a 2.65% COLA, consistent with the May Revision, Revenue Limit Equalization is as funded in the amount of approximately $261 million for the school district revenue limit equalization for 1996-97.

The final State Budget was signed by the Governor on August 18, 1997 after using his line-item veto authority to veto, with reservation until an acceptable school testing bill is passed, a significant amount of education funding from the State Budget approved by the Legislature. Vetoes which would be restored if a testing bill acceptable to the Governor is passed include approximately $955,000 in Department of Education spending, and approximately $900 million in local assistance. Vetoes not relating to the testing issue, but which need legislation in order to restore the vetoed funds, included more than $20 million in Department of Education spending. The final State Budget also provided approximately $377 million for child care programs administered by the Department of Education and the Department of social Services, approximately $160 million for welfare-to-work programs, approximately $25 million in adult education funding and approximately $50 million in California community colleges, approximately $100 million to cities and counties to enhance local law enforcement, approximately $55 million in federal funds to local government for the construction of detention facilities and approximately $1.2 billion in deferred general fund contributions to the Public Employees Retirement System. The final State Budget did not include the Governor's proposed 10% tax cut for bank and corporations.




Proposed 1998-99 Budget

In 1997, California experienced employment growth exceeding 3 percent - approximately 400,000 new jobs - and income rose by more than 7 percent. The State's unemployment rate fell during 1997 to a low of 5.8% in November. In fiscal year 1996-97, the State General Fund collections grew by over 6 percent to reach $49.2 billion, and revenue for the 1997-98 and 1998-99 fiscal years is expected to reach $52.9 billion and $55.4 billion respectively. This represents an annual growth of $3.7 billion (7.5 percent) for 1997-98 and $2.5 billion (4.7 percent) for 1998-99.

The 1998-99 Governor's Budget provides $50 million in General Fund and $200 million in a proposed bond issue to capitalize the Infrastructure and Development Bank, which will provide capital to local governments to help businesses locate and expand in California, and $3 million for the small business loan guarantee program. The Budget also includes an Early Childhood Development Initiative, which is designed to improve the health and development of children from birth to age three and provides additional funds for anti-gang programs and for the apprehension of sexual predators. The Budget proposes an approximately $7 billion investment plan to maintain and build the State's system of schools, water supply, prisons, natural resources, and other Infrastructure.

In addition, the Budget includes approximately $40 billion to be devoted to California's 999 school districts and 58 county offices of education, resulting on estimated total per-pupil expenditures from all sources of $6,620 in fiscal year 1997-98 and $6,749 in 1998-99. Projected state revenues will contribute to a 7 percent increase in Proposition 98 General Fund support for K-12 education in 1998-99. This level of resources result in K-12 Proposition 98 per-pupil expenditures of $5,636 in 1998-99, up from $5,114 in 1996-97 and $5,414 in 1997-98. In addition, approximately $350 million has been allocated to lengthen the school year to 180 days while maintaining sufficient funds for staff development days. The State Budget included a 2.22% COLA for revenue limit, special education, and child development in an amount of $657.4 million which includes school district and county office of education apportionments ($470.6 million), summer school ($4.0 million), special education ($57.8 million), child development ($14.6 million), class size reduction ($33.6 million), and categorical program COLA and growth ($73.7 million); enrollment growth funding of $564.4 million; class size reduction funding in the amount of $547 billion for all pupils in grades K-3 at $818 per pupil; and approximately $2 billion in state bonds for the 1998 election and $2.0 billion for each two years thereafter in 2000, 2002 and 2004 and an additional $135 million for deferred maintenance to be matched locally.

It cannot be predicted what actions will be taken in the future by the State Legislature and the Governor to deal with changing State revenues and expenditures. The State budget will be affected by national and state economic conditions and other factors.

THE FOREGOING DISCUSSION IS BASED ON OFFICIAL STATEMENTS AND OTHER INFORMATION PROVIDED BY THE STATE OF CALIFORNIA. THE STATE HAS INDICATED THAT ITS DISCUSSION OF BUDGETARY INFORMATION IS BASED ON ESTIMATES AND PROJECTIONS OF REVENUES AND EXPENDITURES FOR THE CURRENT FISCAL YEAR AND MUST NOT BE CONSTRUED AS STATEMENTS OF FACT; THE ESTIMATES AND PROJECTIONS ARE BASED UPON VARIOUS ASSUMPTIONS WHICH MAY BE AFFECTED BY NUMEROUS FACTORS, INCLUDING FUTURE ECONOMIC CONDITIONS IN THE STATE AND THE NATION, AND THERE CAN BE NO ASSURANCE THAT THE ESTIMATES WILL BE ACHIEVED.

Recent Voter Initiative

"Proposition 218" or the "Right to vote on Taxes Act" (the "Proposition") was approved by the California electorate at the November, 1996 general election. Officially titled "Voter Approval For Local Government Taxes, Limitation on Fees, Assessments and Charges Initiative Constitutional Amendment," the Act was approved by a majority of the voters voting at the election and adds Articles XIIIC and XIIID to the California Constitution.

The Proposition, among other things, requires local government to follow certain procedures in imposing or increasing any fee or charge as defined. "Fee" or "charge" is defined to mean "any levy other than an ad valorem tax, a special tax or an assessment imposed by an agency upon a parcel or upon a person as an incident of property ownership, including user fees or charges for a property related service."
The procedure required by the Proposition to impose or increase any fee or charge include a public hearing upon the proposed fee or charge and the opportunity to present written protests by the owners of the parcels subject to the proposed fee or charge. If written protests against the proposed fee or charge are presented by a majority of owners of the identified parcels, the local government shall not impose the fee or charge.

The Proposition further provides as follows:

"Except for fees or charges for sewer, water, and refuse collection services, no property related fee or charge shall be imposed or increased unless and until such fee or charge is submitted and approved by a majority vote of the property owners of the property subject to the fee or charge or, at the option of the agency, by a two thirds vote of the electorate residing in the affected area."

Additionally, the Proposition provides, with respect to standby charges, as follows:

"No fee or charge may be imposed for a service unless that service is actually used by, or immediately available to, the owner of the property in question. Fees or charges based on potential or future use of a service are not permitted. Standby charges, whether characterized as charges or assessments, shall be classified as assessments and shall not be imposed without compliance with Section 4 of this Article."

The Proposition provides that beginning July 1, 1997, all fees and charges shall comply with the Proposition's requirements.

The Proposition is silent with respect to future increases of pre-existing fees or charges which are pledged to payment of indebtedness or obligations previously incurred by the local government. Presumably, the Proposition cannot preempt outstanding contractual obligations protected by the contract impairment clause of the federal constitution. However, with respect to any given situation or case, litigation may be the method which will settle any question concerning the authority of a local government to increase fees or charges outside of the strictures of the Proposition in order to meet contractual obligations.

Proposition 218 also contains a new provision subjecting "matters of reducing or repealing any local tax, assessments and charges" to the initiative power. This means that no city or local agency revenue source is safe from reduction or repeal pursuant to the initiative process.

Litigation concerning various elements of the Proposition may ultimately ensue and clarifying legislation may be enacted.

State Appropriations Limit

The State is subject to an annual appropriations limit imposed by Article XIIIB of the State Constitution (the "Appropriations Limit"), and is prohibited from spending "appropriations subject to limitation" in excess of the Appropriations Limit. Article XIIIB originally adopted in 1979, was modified substantially by Propositions 98 and 111 in 1988 and 1990, respectively. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes," which consist of tax revenues and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed the reasonable cost of providing the regulation, product or service. The Appropriations Limit is based on the limit for the prior year, adjusted annually for certain changes, and is tested over consecutive two-year periods. Any excess of the aggregate proceeds of taxes received over such two-year period above the combined Appropriation Limits for those two years is divided equally between transfers to K-14 districts and refunds to taxpayers.

Exempted from the Appropriation Limit are debt service costs of certain bonds, court or federally mandated costs, and, pursuant to Proposition 111, qualified capital outlay projects and appropriations or revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels. Some recent initiatives were structured to create new tax revenues dedicated to specific uses and expressly exempted from the Article XIIIB limits. The Appropriations Limit may also be exceeded in cases of emergency arising from civil disturbance or natural disaster declared by the Governor and approved by two-thirds of the Legislature. If not so declared and approved, the Appropriations Limit for the next three years must be reduced by the amount of the excess.

Article XIIIB, as amended by Proposition 98 on November 8, 1988, also establishes a minimum level of state funding for school and community college districts and requires that excess revenues up to a certain limit be transferred to schools and community college districts instead of returned to the taxpayers. Determination of the minimum level of funding is based on several tests set forth in proposition 98. During fiscal year 1991-1992 revenues were smaller than expected, thus reducing the payment owed to schools in 1991-92 under alternate "test" provisions. In response to the changing revenue situation, and to fully fund the Proposition 98 guarantee in the 1991-1992 and 1992-1993 fiscal years without exceeding it, the Legislature enacted legislation to reduce 1991-92 appropriations. The amount budgeted to schools but which exceeded the reduced appropriations treated as a non-Proposition 98 short-term loan in 1991-92. As part of the 1992-93 Budget, $1.083 billion of the amount budgeted to K-14 schools was designated to "repay" the prior year loan, thereby reducing cash outlays in 1992-93 by that amount. To maintain per-average daily attendance ("ADA") funding, the 1992-93 Budget included loans of $732 million to K-12 schools and $241 million to community colleges, to be repaid from future Proposition 98 entitlements. The 1993-94 Budget also provided new loans to $609 million to K-12 schools and $178 million to community colleges to maintain ADA funding. These loans have been combined with the 1992-93 fiscal year loans into one loan of $1.760 billion, to be repaid from future years' Proposition 98 entitlements, and conditioned upon maintaining current funding levels per pupil at K-12 schools.

A Sacramento County Superior Court in California Teachers Association, et al. v Gould, et al., ruled that the 1992-93 loans to K-12 schools and community colleges violate Proposition 98. As part of the negotiations leading to the 1995-96 Budget Act, an oral agreement was reached to settle this case. The parties reached a conditional final settlement of the case in April, 1996. The settlement required adoption of legislation satisfactory to the parties to implement its terms, which has occurred, and final approval by the court, which was pending in early July, 1996.

The settlement provides, among other things, that both the State and K-14 schools share in the repayment of prior years' emergency loans to schools. Of the total $1.76 billion in loans, the State will repay $935 million by forgiveness of the amount owed, while schools will repay $825 million.
The State share of the repayment will be reflected as expenditures above the current Proposition 98 base circulation. The schools' share of the repayment will count as appropriations that count toward satisfying the Proposition 98 guarantee, or from "below" the current base. Repayments are to be spread over the eight-year period beginning 1994-95 through 2002-03. Once the Director of Finance certifies that a settlement has occurred, approximately $377 million in appropriations from the 1995-96 fiscal year to schools will be disbursed.

Because of the complexities of Article XIIIB, the ambiguities and possible inconsistencies in its terms, the applicability of its exceptions and exemptions and the impossibility of predicting future appropriations, the trust cannot predict the impact of this or related legislation on the bonds in the trust Portfolio. Other Constitutional amendments affecting state and local taxes and appropriations have been proposed from time to time. If any such initiatives are adopted, the state could be pressured to provide addition financial assistance to local governments or appropriate revenues as mandated by such initiatives. Propositions such a Proposition 98 and others that may be adopted in the future, may place increasing pressure on the State's budget over future years, potentially reducing resources available for other State programs, especially to the extent that the Article XIIIB spending limit would restrain the State's ability to fund such other programs by raising taxes.

State Indebtedness

As of September 1, 1997, the State had over $17.6 billion aggregate amount of its general obligation bonds outstanding. General obligation bond authorizations in an aggregate amount of approximately $8.26 billion remained unissued as of September 1, 1997. As of September 1, 1997 the State Finance Committee had authorized the issuance of approximately $3.6 billion of general obligation commercial paper notes, but as of that date only $1.2 billion aggregate principal amount of which was issued and outstanding. The State also builds and acquires capital facilities through the use of lease purchase borrowing. As of September 1, 1997, the State had approximately $6.1 billion of outstanding General Fund-supported Lease-Purchase Debt.

In addition to the general obligation bonds, State agencies and authorities had approximately $20.86 billion aggregate principal amount of revenue bonds and notes outstanding as of September 1, 1997. Revenue bonds represent both obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from various revenues paid by private users of facilities financed by such revenue bonds. Such enterprises and projects include transportation projects, various public works and exposition projects, educational facilities (including the California State University and University of California's systems), housing, health facilities and pollution control facilities.

Litigation

The State is a party to numerous legal proceedings. In addition, the State is involved in certain other legal proceedings that, if decided against the State, might require the State to make significant future expenditures or impair future revenue sources. Examples of such cases include challenges to certain vehicle license fees and challenges to the State's use of Public Employee Retirement System funds to offset future State and local pension contributions. Other cases which could significantly impact revenue or expenditures involve challenges of payments of wages under the Fair Labor Standards Act, the method of determining gross insurance premiums involving health insurance, property tax challenges, challenges of transfer of moneys from State Treasury special fund accounts to the State's General Fund pursuant to its Budget Acts for certain fiscal years. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service on its obligation.

Ratings

During 1996, the ratings of California's general obligation bonds was upgraded by the following rating agencies. Recently Standard & Poor's Ratings Group upgraded its rating of such debt to A+; the same rating has been assigned to such debt by Fitch Investors Service. Moody's Investors Service has assigned such debt an A1 rating. Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings. There is no assurance that such ratings will continue for any given period of time or that they will not be revised downward or withdrawn entirely if, in the judgment of the particular rating agency, circumstances so warrant.

The trust believes the information summarized above describes some of the more significant aspects relating to the California Trust. The sources of such information are Preliminary Official Statements and Official Statements relating to the State's general obligation bonds and the States revenue anticipation notes, or obligations of other issuers located in the State of California, or other publicly available documents. Although the trust has not independently verified this information, it has no reason to believe that such information is not correct in all material respects.

California Taxes -

In the opinion of LeBoeuf, Lamb, Greene & MacRae L.L.P., Los Angeles, California, special counsel on California tax matters, under existing law:

The California Trust is not taxable as corporation for California tax purposes. Interest on the underlying Securities owned by the California Trust that is exempt from personal income taxes imposed by the State of California will retain its status as interest exempt from personal income tax imposed by the State of California.

Each Unit Holder of the California Trust will recognize gain or loss on the sale, redemption or other disposition of Securities within the California Trust, or on the sale or other disposition of Unit Holders interest in the California Trust. As a result, a Unit Holder may incur California tax liability upon the sale, redemption or other disposition of Securities within the California Trust or upon the sale or other disposition of his or her Units.







Special Consideration Relating to New York Exempt Obligations

[SB:  Update with 1998 information].

Risk Factors. The information set forth below is derived from the official statements and/or preliminary drafts of official statements prepared in connection with the issuance of New York State and New York City municipal bonds. The trust has not independently verified this information.

Economic Trends. Over the long term, the State of New York (the "State") and the City of New York (the "City") face serious economic problems. The City accounts for approximately 41% of the State's population and personal income, and the City's financial health affects the State in numerous ways. The State historically has been one of the wealthiest states in the nation. For decades, however, the State has grown more slowly than the nation as a whole, gradually eroding its relative economic affluence. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City has also had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.

The State has for many years had a very high State and local tax burden relative to other states. The State and its localities have used these taxes to develop and maintain their transportation networks, public schools and colleges, public health systems, other social services and recreational facilities. Despite these benefits, the burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State.

Notwithstanding the numerous initiatives that the State and its localities may take to encourage economic growth and achieve balanced budgets, reductions in Federal spending could materially and adversely affect the financial condition and budget projections of the State and its localities.

New York City. The City, with a population of approximately 7.3 million, is an international center of business and culture. Its non-manufacturing economy is broadly based, with the banking and securities, life insurance, communications, publishing, fashion design, retailing and construction industries accounting for a significant portion of the City's total employment earnings. Additionally, the City is the nation's leading tourist destination. The City's manufacturing activity is conducted primarily in apparel and printing.

The national economic downturn which began in July 1990 adversely affected the local economy, which had been declining since late 1989. As a result, the City experienced job losses in 1990 and 1991 and real Gross City Product ("GCP") fell in those two years. Beginning in calendar year 1992, the improvement in the national economy helped stabilize conditions in the City. Employment losses moderated toward year-end and real GCP increased, boosted by strong wage gains. After noticeable improvements in the City's economy during calendar year 1994, economic growth slowed in calendar year 1995, and thereafter improved during calendar year 1996, reflecting improved securities industry earnings and employment in other sectors.
The City's current four-year financial plan assumes that moderate economic growth will continue through calendar year 2001, with moderating job growth and wage increases.

For each of the 1981 through 1996 fiscal years, the City achieved balanced operating results as reported in accordance with generally accepted accounting principles ("GAAP"). The City has been required to close substantial budget gaps between forecast revenues and forecast expenditures in order to maintain balanced operating results. There can be no assurance that the City will continue to maintain a balanced budget as required by State law without additional tax or other revenue increases or additional reductions in City services or entitlement programs, which could adversely affect the City's economic base.

Pursuant to the New York State Financial emergency Act for the City of New York (the "Financial Emergency Act" or the "Act"), the City prepares an annual four-year financial plan, which is reviewed and revised on quarterly basis and which includes the City's capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps. The City's current four-year financial plan projects a surplus in the 1998 fiscal year (before discretionary transfers) and substantial budget gaps for each of the 1999, 2000 and 2001 fiscal years. This pattern of current year surplus and projected subsequent year budget gaps has been consistent through virtually the entire period since 1982, during which the City has achieved balanced operating results for each fiscal year. The City is required to submit its financial plans to review bodies, including the New York State Financial Control board ("Control board").

The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The State's 1995-96 Financial Plan projects a balanced General Fund. There can be no assurance that there will not be reductions in State aid to the City from amounts currently projected or that State budgets in future fiscal years will be adopted by the April 1 statutory deadline and that such reductions or delays will not have adverse effects on the City's cash flow or expenditures. In addition, the Federal Budget negotiation process could result in a reduction in or a delay in the receipt of Federal grants which could have additional adverse effects on the City's cash flow or revenues.

The Mayor is responsible for preparing the City's four-year financial plan, including the City's current financial plan for the 1998 through 2001 fiscal years (the "1998-2001 Financial Plan" or "Financial Plan"). The City's projections set forth in the Financial Plan are based on various assumptions and contingencies which are uncertain and which may not materialize. Changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements. Such assumptions and contingencies include the condition of the regional and local economies, the impact on real estate tax revenues of the real estate market, wage increases for City employees consistent with those assumed in the Financial Plan, employment growth, the ability to implement proposed reductions in City personnel and other cost reduction initiatives, the ability of the New York City Health and Hospitals Corporation ("HHC") and the board of Education ("BOE") to take actions to offset potential budget shortfalls, the ability to complete revenue generating transactions, provision of State and Federal aid and mandate relief and the impact on City revenues and expenditures of Federal and State welfare reform and any future legislation affecting Medicare or other entitlements. Despite these and similar risks and uncertainties, the city has achieved balanced operation results in each of its sixteen years.

Implementation of the Financial Plan is also dependent upon the City's ability to market its securities successfully. The City's financing program for fiscal years 1998 through 2001 contemplates the issuance of $4.9 billion of general obligation bonds and $7.1 billion of bonds to be issued by the proposed New York City Infrastructure Finance Authority ("Finance Authority") to finance City capital projects. The Finance Authority was created as part of the City's effort to assist in keeping the City's indebtedness within the forecast level of the constitutional restrictions on the amount of debt the City is authorized to incur. In addition, the City issues revenue and tax anticipation notes to finance its seasonal working capital requirements. The success of projected public sales of City bonds and notes, New York Municipal Water Finance Authority ("Water Authority") bonds and Finance Authority bonds will be subject to prevailing market conditions. The City's planned capital and operation expenditures are dependent upon the sale of its general obligation bonds and notes, and the Water Authority and Finance Authority bonds. Future developments concerning the City and public discussion of such developments, as well as prevailing market conditions, may affect the market for outstanding City general obligation bonds and notes.

The City's operation results for the 1996 fiscal year were balanced in accordance with GAAP, after taking into account a discretionary transfer of $224 million, the sixteen the consecutive year of GAAP balanced results.

The most recent quarterly modification to the City's financial plan for the 1997 fiscal year, which was submitted to the Control board on June 10, 1997 (the "1997 Modification"), projects a balanced budget in accordance with GAAP for the 1997 fiscal year, after taxing into account an increase in projected tax revenues of $1.2 billion during the 1997 fiscal year and a discretionary prepayment in the 1997 fiscal of $1.3 billion of debt service due in the 1998 and 1999 fiscal years.

On June 10, 1997, the City submitted to the Control board the financial Plan for the 1998 through 2001 fiscal years, which relates to the City, BOE and the City University to New York ("CUNY") and reflects the City's expense and capital budgets for the 1998 fiscal year, which were adopted on June 6, 1997. The Financial Plan projects revenues and expenditures for the 1998 fiscal year balanced in accordance with GAAP. The Financial Plan includes increased tax revenue projections; reduced debt service costs; the assumed restoration of Federal funding for programs, assisting certain legal aliens; additional expenditures for textbooks, computers, improved education programs and welfare reform, law enforcement, immigrant naturalization, initiative proposed by the City Council and other initiatives; and a proposed discretionary transfer to the 1998 fiscal year of $300 million of debt service due in the 1999 fiscal year for budget stabilization purposes. In addition, the Financial Plan reflects the discretionary transfer to the 1997 fiscal year of $1.3 billion of debt service due in the 1998 and 199 fiscal years, and includes actions to eliminate a previously projected budget gap for the 1998 fiscal year. These gap closing actions include (I) additional agency actions totaling $621 million; (ii) the proposed sale of various assets; (iii) additional State aid of $294 million, including a proposal that the State accelerate a $142 million revenue sharing payment to the City from March 1999; and
(iv) entitlement savings of $128 million which would result from certain of the reductions in Medicaid spending proposed in the Governor's 1997-1998 Executive Budget and the State making available to the City $77 million of additional Federal block grant aid, as proposed in the Governor's 1997-1998 Executive Budget. The Financial Plan also sets forth projections for the 1999 through 2001 fiscal years and projects gaps of $1.8 billion, $2.8 billion for the 1999 through 2001 fiscal years, respectively.

The Financial Plan assumes approval by the State Legislature and the Governor of (i) a tax reduction program proposed by the City totaling $272 million, $435 million, $465 million and $481 million in the 1998 through 2001 fiscal years, respectively, which includes a proposed elimination of the 4% City sales tax on clothing items under $500 as of December 1, 1997, and (ii) a proposed State tax relief program, which would reduce the City property tax and personal income tax, and which the Financial Plan assumes will be offset by proposed increased State aid totaling $47 million, $254 million, $472 million and $722 million in the 1998 through 2001 fiscal years, respectively.

The Financial Plan also assumes (i) approval by the Governor and the State Legislature of the extension of the 14% personal income tax surcharge, which is scheduled to expire on December 31, 1999 and the extension of which is projected to provide revenue of $166 million and $494 million in the 2000 and 2001 fiscal years, respectively, and of the extension of the 12.5% personal income tax surcharge, which is scheduled to expire on December 31, 1998 and the extension of which is projected to provide revenue of $188 million, $527 million and $554 million in the 1999 through 2001 fiscal years, respectively; (ii) collection of the projected rent payments for the City's airports, totaling $385 million, $175 million, and $170 million in the 1999, 2000, and 2001 fiscal years, respectively, which may depend on the successful completion of negotiation with the Port Authority or the enforcement of the City's rights under the existing leases through pending legal actions; and (iii) State approval of the cost containment initiatives and State aid proposed by the City for the 1998 fiscal year, and $115 million in State aid which is assumed in the Financial Plan but was not provided for in the Governor's 1997-1998 Executive Budget. The Financial Plan reflects the increased costs which the City is prepared to incur as a result of welfare legislation recently enacted by Congress. The Financial Plan provides no additional wage increases for City employees after their contracts expire in fiscal years 2000 and 2001. In addition, the economic and financial condition of the City may be affected by various financial, social, economic and political factors which could have material effect on the City.

The City annually prepares a modification to its financial plan in October or November which amends the financial plan to accommodate any revisions to forecast revenues and expenditures and to specify any additional gap-closing initiatives to the extent required to offset decreases in projected revenues or increases in projected revenues or increases in projected expenditures. The Mayor is expected to publish the first quarter modification (the "Modification") for the 1998 fiscal year in November. Since the preparation of the Financial Plan, the State has adopted its budget for the 1997-1998 fiscal year. The State budget enacted a smaller sales tax reduction than the tax reduction program assumed by the City in the Financial Plan, which will increase projected City sales tax revenues; provided for State aid to the City which was less than assumed in the Financial Plan; and enacted a State funded tax relief program which begins a year later than reflected I the Financial Plan. In addition, the net effect of tax law changes made in the Federal Balanced Budget Act of 1997 are expected to increase tax revenues in the 1998 fiscal year. These changes will be reflected in the Modification.

The projections for the 1998 through 2001 fiscal years reflect the costs of the settlements with the United Federation of Teachers ("UFT") and a coalition of unions headed by District Council 37 of the American Federation of State, County and Municipal Employees ("District Council 37"), which together represent approximately two-thirds of the City's workforce, and assume that the City will reach agreement with its remaining municipal unions under terms which are generally consistent with such settlements. The settlement provides for a wage freeze in the first two years, followed by a cumulative effective wage increase of 11% by the end of the five year period covered by the proposed agreements, ending in fiscal years 2000 and 2001. Additional benefit increases would raise the total cumulative effective increase to 13% above present costs. Costs associated with similar settlements for all City-funded employees would total $49 million, $459 million and $1.2 billion in the 1997, 1998 and 1999 fiscal years, respectively, and exceed $2 billion in each fiscal year after the 1999 fiscal year. Subsequently, the City reached settlements, through agreements to statutory impasse procedures, with bargaining units which, together with the UFT and District Council 37, represent approximately 86% of the City's workforce.

In 1975, Standard & Poor's suspended its A rating of City bonds. This suspension remained in effect until March 1981, at which time the City received an investment grade rating of BBB from Standard & Poor's. On July 2, 1985, Standard & Poor's revised its rating of City bonds upward to BBB+ and on November 19, 1987, to A-. On July 10, 1995, Standard & Poor's revised its rating of City bonds downward to BBB+.

Moody's rating of City bonds were revised in November 1981 from B (in effect since 1977) to Ba1, in November 1983 to Baa, in December 1985 to Baa1, in May 1988 to A and again in February 1991 to Baa1. On July 17, 1997, Moody's changed its outlook on City bonds to positive from stable. Since July 15, 1993, Fitch has rated City bonds A-. since July 8, 1997, IBCA Limited has rated City bonds A.

New York State and its Authorities. The State's budget for the State's 1997-1998 fiscal year, commencing on April 1, 1997, was adopted by the Legislature on August 4, 1997. Prior to adoption of the budget, the Legislature enacted appropriations for disbursements for its 1997-1998 fiscal year considered to be necessary for State operations and other purposes. The State Financial Plan for the 1997-1998 fiscal year was formulated on August 11, 1997 and is based on the State's budget as enacted by the Legislature, as well as actual results for the first quarter of the current fiscal year. The 1997-1998 State Financial Plan is expected to be updated in October and January. The 1997-1998 State Financial Plan is projected to be balanced on a cash basis. Total General Fund receipts and transfers from other funds are projected to be $35.09 billion, while total General Fund disbursements and transfers to other funds are projected to be $34.60 billion. The adopted 1997-1998 budget projects a year-over-year increase in General Fund disbursements of 5.2 percent. As compared to the Governor's proposed budget amended in February 1997, the State's adopted budget for 1997-1998 increases General fund spending by $1.7 billion, primarily due to increase for local assistance ($1.3 billion). Resources used to fund these additional expenditures include increased revenues projected for the 1997-1998 fiscal year, increases resources produced in the 1996-1997 fiscal year that will be utilized in 1997-1998, reestimates of social service, fringe benefit and other spending, and certain non-recurring resources.

The 1997-1998 adopted budget includes multi-year tax reductions, including a State funded property and local income tax reduction program, estate tax relief, utility gross receipts tax reductions, permanent reduction in the State sales tax on clothing, and elimination of assessments on medical providers. The various elements of the State and local tax and assessment reductions have little or no impact on the 1997-1998 Financial Plan, and do not begin to materially affect the out-year projections until the State's 1999-2000 fiscal year.

The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the Federal government, that are not under the control of the State. In addition, the State Financial Plan is based upon forecasts of national and State economic activity. Economic forecasts have frequently failed to predict accurately the timing and magnitude of changes in the national and the State economics. Actual results could differ materially and adversely from projections and those projections may be changed materially and adversely from time to time.

The State closed projected budget gaps of $5.0 billion, $3.9 billion and $2.3 billion for its 1995-1996, 1996-1997 and 1997-1998 fiscal years, respectively. The 1998-1999 budget gap was projected at $1.68 billion (before the application of any assumed efficiencies) in the out-year projections submitted to the Legislature in February 1997. As a result of changes made in the adopted budget, the 1998-1999 gap is now expected by the State to be about the same or smaller than the amount previously projected, after application of the $530 million reserve for future needs. The Governor has indicated that he will propose to close any potential imbalance primarily through General Fund expenditure reductions and without increases in taxes or deferrals of scheduled tax reductions. The revised expectations for the 1998-199 fiscal year reflect the loss of $1.4 billion in surplus resources from 1996-1997 operations that are being utilized to finance current year spending, an incremental effect of approximately $300 million in legislated State and local tax reductions in the out-year and other factors.

In recent years, State actions affecting the level of receipts and disbursements, the relative strength of the State and regional economy, actions of the Federal government and other factors have created structural budget gaps for the State. These gaps resulted from a significant disparity between recurrent revenues and the costs of maintaining or increasing the level of support for State programs. To address a potential imbalance in any given fiscal year, the State would be required to take actions to increase receipts and/or reduce disbursements as it enacts the budget for that year, and under the State Constitution, the Governor is required to propose a balanced budget each year. There can be no assurance, however, that the Legislature will enact the Governor's proposals or that the State's actions will be sufficient to preserve budgetary balance in a given fiscal year or to align recurring receipts and disbursements in future fiscal years.

Other actions taken in the 1997-1998 adopted budget add further pressure to future State budget balance. For example, the fiscal effects of tax reductions adopted in the 1997-1998 budget are projected to grow more substantially beyond the 1998-1999 fiscal year. The full annual cost of the enacted tax reduction package is estimated by the State at approximately $4.8 billion when fully effective in State fiscal year 2001-2002. In addition, the 1997-1998 budget included multi-year commitments for school aid pre-kindergarten early learning programs which could add as much as $1.4 billion in costs when fully annualized in fiscal year 2001-2002. These spending commitments are subject to annual appropriation.

On September 11, 1997, the New York State Comptroller issued a report which noted that the ability to deal with future budget gaps could become a significant issue in the State's 2000-2001 fiscal year, when the cost of tax cuts increases by $1.9 billion. The report contained projections that, based on current economic conditions and current law for taxes and spending, showed a gap in the 2000-2001 State fiscal year of $5.6 billion and of $7.4 billion in the 2001-2001 State fiscal year. The report noted that these gaps would be smaller if recurring spending reductions produce savings in earlier years. The State Comptroller has also state that if Wall Street earnings moderate and the State experiences a moderate recession, the gap for the 2001-2002 State fiscal year could grow to nearly $12 billion.

In recent years, the State has failed to adopt a budget prior to the beginning of its fiscal year. A prolonged delay in the adoption of the State's budget beyond the statutory April 1 deadline without interim appropriations could delay the projected receipt by the City of State aid, and there can be no assurance that State budgets in future fiscal years will be adopted by the April 1 statutory deadline.

On August 28, 1997, Standard & Poor's revised its ratings on the State's general obligation bonds from A- to A and, in addition, revised its ratings on the State's moral obligation, lease purchase, guaranteed and contractual obligation debt. On January 6, 1992, Moody's reduced its ratings on outstanding limited-liability State lease purchase and contractual obligations from A to Baa1. On February 10, 1997, Moody's confirmed its A2 rating on the State's general obligation long-term indebtedness.

Litigation. A number of court actions have been brought involving State finances. The court actions in which the State is a defendant generally involve State programs and miscellaneous tort, real property, and contract claims. While the ultimate outcome and fiscal impact, if any, on the State of those proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the State's ability to maintain a balanced 1997-98 State Financial Plan.

The claims involving the City other than routine litigation incidental to the performance of their governmental and other functions and certain other litigation arise out of alleged constitutional violations, torts, breaches of contract and other violations of law and condemnation proceedings. While the ultimate outcome and fiscal impact, if any, on the City of those proceedings and claims are not currently predictable, adverse determinations in certain of them might have a material adverse effect upon the City's ability to carry out the 1998-2001 Financial Plan. The City has estimated that its potential future liability on account of outstanding claims against it as of June 30, 1996 amounted to approximately $2.8 billion.

New York Taxes -

Under the income tax laws of the State and City of New York, the trust is not an association taxable as a corporation and income received by the trust will be treated as the income of the Holders in the same manner as for Federal income tax purposes. Accordingly, each Holder will be considered to have received the interest on his pro rata portion of each Bond when interest will be exempt from New York State and City personal income taxes except where such interest is subject to Federal income taxes (see Taxes). A noncorporate Holder who is not a New York State resident will not be subject to New York State or City personal income taxes on any such gain unless such Units are attributable to a business, trade, profession or occupation carried on in New York. A New York State (and
City) resident should determine his tax purposes. Interest income on, as well as any gain recognized on the disposition of, a Holder's pro rata portion of the Bonds is generally not excludable from income in computing New York State and City corporate franchise taxes.

Investment Restrictions

The investment restrictions numbered 1 through 6 below have been adopted by the trust as fundamental policies of the funds. Under the 1940 Act, a fundamental policy may not be changed with respect to a fund without the vote of a majority of the outstanding voting securities of the fund. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a fund meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or
(b) more than 50% of outstanding shares. The remaining restrictions may be changed by a vote of a majority of the trust's board of trustees at any time.

Under the investment restrictions adopted by the trust with respect to the funds: No fund will

1.	Invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry.
For purposes of this limitation, securities of the U.S. government
(including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.	Borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities
(not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3.	Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940
Act and the rules, regulations and orders thereunder.

4.	Make loans.  This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5.	Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the funds' investment objective and policies); or (d) investing in real estate investment trust securities.

6. Engage in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7.	Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box").
For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

8.	No fund will invest in oil, gas or other mineral leases or exploration or development programs.

9.	No fund may write or sell puts, calls, straddles, spreads or combinations of those transactions, except as permitted under the fund's investment objective and policies.

10.	No fund will purchase a security if, as a result, the fund would then have more than 5% of its total assets invested in securities of issuers (including predecessors) that have been in continuous operation for fewer than three years, except that this limitation will be deemed to apply to the entity supplying the revenues from which the issue is to be paid, in the case of private activity bonds purchased.

11.	No fund may make investments for the purpose of exercising control of management.

TRUSTEES AND EXECUTIVE OFFICERS OF THE TRUST

	The names of the trustees of the trust and executive officers of the fund, together with information as to their principal business occupations, are set forth below. The executive officers of the fund are employees of organizations that provide services to the fund. Each
Trustee who is an "interested person" of the trust, as defined in the 1940 Act, is indicated by an asterisk.

Herbert Barg (Age 75). Private Investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

Alfred J. Bianchetti (Age 76). Retired; formerly Senior Consultant to Dean Witter Reynolds Inc. His address is 19 Circle End Drive, Ramsey, New Jersey 07466.

Martin Brody (Age 77). Consultant, HMK Associates; Retired Vice Chairman of the Board of Restaurant Associates Corp. His address is c/o HMK Associates, 30 Columbia Turnpike, Florham Park, New Jersey 07932.

Dwight B. Crane (Age 61). Professor, Harvard Business School. His address is c/o Harvard Business School, Soldiers Field Road, Boston, Massachusetts 02163.

Burt N. Dorsett (Age 68). Managing Partner of Dorsett McCabe Management. Inc., an investment counseling firm; Director of Research Corporation Technologies, Inc., a nonprofit patent clearing and licensing firm. His address is 201 East 62nd Street, New York, New York 10021.

Elliot S. Jaffe (Age 72). Chairman of the Board and President of The Dress Barn, Inc. His address is 30 Dunnigan Drive, Suffern, New York 10901.

Stephen E. Kaufman (Age 67). Attorney. His address is 277 Park Avenue, New York, New York 10172.

Joseph J. McCann (Age 68). Financial Consultant; Retired Financial Executive, Ryan Homes, Inc. His address is 200 Oak Park Place,
Pittsburgh, Pennsylvania 15243.

*Heath B. McLendon Chairman of the Board and Investment Officer (Age 65). Managing Director of Salomon Smith Barney, Inc., Chairman of the Board of Smith Barney Strategy Advisers Inc. and President of SSBC and Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chariman of the Board of 59 investment companies associated with Salomon Smith Barney. His address is 388 Greenwich Street, New York, New York 10013.

Cornelius C. Rose, Jr. (Age 65). President, Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance Learning Systems, an educational consultant. His address is Meadowbrook Village, Building 4, Apt 6, West Lebanon, New Hampshire 03784.

*Lewis E. Daidone, Senior Vice President and Treasurer (Age 41). Managing Director of Salomon Smith Barney, Chief Financial Officer of the Smith Barney Mutual funds; Director and Senior Vice President of SSBC and TIA.

Joseph P. Deane, Vice President and Investment Officer (Age 49).
Investment Officer of SSBC; Managing Director of Salomon Smith Barney.

Peter Coffey, Vice President and Investment Officer (Age 52). Investment Officer of SBBC; Managing Director of Salomon Smith Barney.

*Christina T. Sydor, Secretary (Age 47), Managing Director of Salomon Smith Barney. General Counsel and Secretary of SSBC and TIA.

* Designates an "interested person" as defined in the Investment Company Act of 1940, as amended (the "1940 Act") whose business address is 388 Greenwich Street, New York, New York 10013. Such person is not separately compensated for services as a fund officer or Trustee.

As of January 15, 1999, the trustees and Officers of the Fund as a group, owned less than 1.00% of the outstanding common stock of the Fund. No officer, director or employee of Smith Barney or any of its affiliates receives any compensation from the trust for serving as an officer of the funds or trustee of the trust. The trust pays each trustee who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $8,000 per annum plus $500 per in-person meeting and $100 per telephonic meeting. Each trustee emeritus who is not an officer, director or employee of Salomon Smith Barney or its affiliates receives a fee of $4,000 per annum plus $250 per in-person meeting and $50 per telephonic meeting. All trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings.

The following table contains a list of shareholders who of record or beneficially owned at least 5% of the outstanding shares of a particular class of shares of a fund of the Company as of January 15, 1998.


INTERMEDIATE MATURITY CALIFORNIA MUNICIPAL FUND CLASS A
PERCENTAGE OF SHARES

George Zaki Jr.and
Veronique Zaki TTEES
The Zaki Revocable Family Trust
U/A/D 4/22/93
6025 Cielo Vista Court
Camarillo, CA 93012-8210
Owned 174,790.796(5.20%)shares

INTERMEDIATE MATURITY CALIFORNIA MUNICIPAL FUND CLASS L
PERCENTAGE OF SHARES

Monty Fine Frock
8 Skyline Drive
Woodside, CA 94062-3720
Owned 56,080.021(9.24%)shares

Donald B. McCaw and
Camilla B. McCaw
TTEE FBO Donald B and Camilla
B. McCaw REV TST DTD 6/23/93
235 Montgomery St.
San Francisco, CA 94104
Owned 40,000.488(6.59%) shares

INTERMEDIATE MATURITY CALIFORNIA MUNICIPAL FUND CLASS Y
PERCENTAGE OF SHARES

Anthony S. Wong & Mandy Tang Wong
TTEES FBO the Amp Wong
Family Trust U/A/D 12/8/89
1071 Piedmont Drive
Sacramento, CA 95822
Owned 35,408.568(100%)shares

INTERMEDIATE MATURITY CALIFORNIA MUNICIPAL FUND CLASS L
PERCENTAGE OF SHARES

Muriel S. Kessler
60 East 42nd St.
Suite 1136
New York, New York 10165
Owned 33,918.751(6.28%)shares

Lynn Kestel
1185 Park Avenue
Apt. 4F
New York,NY 10128
Owned 31,210.501 (5.78%) shares

For the fiscal year ended November 30, 1998, the trustees of the trust were paid the following compensation:





Name of Person




Aggregate
Compensation
from
California Fund #



Aggregate
Compensation from
New York
Fund #

Total
Pension or
Retirement
Benefits
Accrued
as part of
Fund
Expenses


Compensation
from Funds
and Fund
Complex
Paid to
Trustees


Number of
Funds for
Which
Trustees
Serves
Within
Fund
Complex

Herbert Barg
$6,600
$0
18

Alfred
Bianchetti**
  6,600
  0
13

Martin Brody
  6,000
  0
21

Dwight B. Crane
  6,600
  0
24

Burt N. Dorsett
  6,600
  0
13

Elliot S. Jaffe
  6,600
  0
13

Stephen E.
Kaufman
  6,600
  0
15

Joseph J.
McCann
6,600
  0
13

Heath B.
McLendon **
-

-

42

Cornelius C.
Rose, Jr.
  6,600
  0
13

**	Designated an "interested" trustee.
#	Upon attainment of age 80, fund trustees are required to change to emeritus status. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years, during which time they are paid
50% of the annual retainer fee and meeting fees otherwise applicable to fund trustees, together with reasonable out-of-pocket expenses for each meeting attended. A Trustee Emeritus may attend meetings but has no voting rights. During the fund's last fiscal year, aggregate compensation paid by the fund to trustees achieving emeritus status totaled $11,423

Investment Adviser and Administrator - SSBC

SSBC (formerly known as Mutual Management Corp.) serves as investment adviser to each fund pursuant to an investment advisory agreement (the "Investment Advisory Agreement") with the trust which was approved by the board of trustees, including a majority of trustees who are not "interested persons" of the trust or the manager. The manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). Subject to the supervision and direction of the trust's board of trustees, the manager manages each fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places order to purchase an sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund. The manager pays the salary of any officer and employee who is employed by both it and the Trust. The manager bears all expenses in connection with the performance of its services.

As compensation for investment advisory service, each fund pays the manager a fee computed daily and paid monthly at the annual rate of 0.30% of the fund's average daily net assets.

The funds paid the manager investment advisory fees, and the investment manager waived fees and reimbursed expenses as follows:


For the fiscal year ended






November 30, 1996

November 30, 1997

November 30, 1998



Fund


Fees
Paid
Fees
Waived and
Expenses
Reimbursed


Fees
Paid
Fees
Waived
and
Expenses
Reimbursed
Fees
Paid
Fees Waived
and
Expenses
Reimbursed
California
Fund
$0
$128,361
$20,278
$63,087


New York
Fund
32,306
122,796
59,523
90,299



SSBC also serves as administrator to the New York and California Funds pursuant to a written agreement (the "Administration Agreement"), which was approved by the trustees of the trust, including a majority of trustees who are not "interested persons" of the trust or the administrator. The services provided by the administrator under the Administration Agreement are described in the prospectuses under "Management." The administrator pays the salary of any officer and employee who is employed by both it and the trust and bears all expenses in connection with the performance of its services.

As compensation for administrative services rendered to each fund, the administrator receives a fee computed daily and paid monthly at the annual rate of 0.20% of each fund's average daily net assets.

The funds paid the administrator administration fees and the Administrator waived fees as follows:


For the fiscal year ended






November 30, 1996

November 30, 1997

November 30, 1998



Fund


Fees
Paid
Fees
Waived and
Expenses
Reimbursed


Fees
Paid
Fees
Waived
and
Expenses
Reimburse
d
Fees
Paid
Fees Waived
and
Expenses
Reimbursed

California
Fund
$0
$85,575
$13,518
$42,058


New York
Fund
10,906
92,495
33,023
66.858



The trust bears expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of trustees who are not officers, directors, shareholders or employees of Salomon Smith Barney or MMC, Securities and Exchange Commission ("SEC") fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; costs of investor services (including allocated telephone and personnel expenses); costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or board of trustees of the trust.

Year 2000 - The investment management services provided to the fund by the manager and the services provided to shareholders by Salomon Smith Barney depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the fund's operations, including the handling of securities trades, pricing and account services. The manager and Salomon Smith Barney have advised the fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the manager has been advised by the fund's custodian, transfer agent, distributor and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the manager, Salomon Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair fund services at that time.

  In addition, the ability of issuers to make timely payments of interest and principal or to continue their operations or services may be impaired by the inadequate preparation of their computer systems for the year 2000. This may adversely affect the market values of securities of specific issuers or of securities generally if the inadequacy of preparation is perceived as widespread or as affecting trading markets.


Counsel and Auditors

Willkie Farr & Gallagher serves as legal counsel to the trust. The trustees who are not "interested persons" of the trust have selected Stroock & Stroock & Lavan LLP as their counsel.

KPMG LLP, independent auditors, 345 Park Avenue, New York, New York 10154, have been selected to serve as auditors of the trust and to render opinions on the fund's financial statements for the fiscal year ended November 30, 1998.

Portfolio Transactions

Decisions to buy and sell securities for each fund are made by the manager, subject to the overall review of the trust's board of trustees. Although investment decisions for each fund are made independently from those of the other accounts managed by the manager, investments of the type that a fund may make also may be made by those other accounts. When a fund and one or more other accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by a fund or the size of the position obtained or disposed of by a fund. The trust has paid no brokerage commissions since its commencement of operations.

Allocation of transactions on behalf of the funds, including their frequency, to various dealers is determined by the manager in its best judgment and in a manner deemed fair and reasonable to the funds' shareholders. The primary considerations of the manager in allocating transactions are availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers that provide supplemental investment research and statistical or other services to the manager may receive orders for portfolio transactions by a fund. Information so received is in addition to, and not in lieu of, services required to be performed by the manager, and the fees of the manager are not reduced as a consequence of their receipt of the supplemental information. The information may be useful to the manager in serving both a fund and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the manager in carrying out its obligations to a fund.

No Fund will purchase U.S. government securities or Municipal Obligations during the existence of any underwriting or selling group relating to the securities, of which the Adviser is a member, except to the extent permitted by the SEC. Under certain circumstances, a fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation.




Portfolio Turnover

While a fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 100%, it has in the past exceeded 100% with respect to these funds. The rate of turnover will not be a limiting factor, however, when a fund deems it desirable to sell or purchase securities. This policy should not result in higher brokerage commissions to a fund, as purchases and sales of portfolio securities are usually effected as principal transactions. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality purchased at approximately the same time to take advantage of what the fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of tax-exempt securities.

The portfolio turnover rates are as follows:


Fund

Year Ended
11/30/98


Year Ended
11/30/97


California Fund



9%

New York Fund



52%


PURCHASE OF SHARES

Volume Discounts

The schedules of sales charges described in the Prospectuses apply to purchases of shares of each fund made by any "purchaser," which term is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for his or her own account; (c) a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account; (d) any other organized group of persons, provided that the organization has been in existence for at least six months and was organized for a purpose other than the purchase of investment company securities at a discount. Purchasers who wish to combine purchase orders to take advantage of volume discounts should contact a Salomon Smith Barney Financial Consultant.

Right of Accumulation

Class A shares of a fund may be purchased by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account, at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of funds sponsored by Salomon Smith Barney which are offered with a sales charge listed under "Exchange Privilege" below then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge.
The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.


Letter of Intent

Class A Shares. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the sales charge table in the prospectus includes purchases of all Class A shares of the fund and other Smith Barney Mutual funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charge applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Salomon Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.



Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within thirteen (13) months from the date of the Letter. If a total investment of $15,000,000 is not made within the thirteen-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a Deferred Sales Charge of 1.00%. The fund expects that such transfer will not be subject to Federal income taxes. Please contact a Salomon Smith Barney Financial Consultant for First Data for further information.

Determination of Public Offering Price

Each fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of the fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class L share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A Deferred Sales Charge, however, is imposed on certain redemptions of Class L shares, and Class A shares when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in each fund's financial statements, incorporated by reference in their entirety into this SAI.

REDEMPTION OF SHARES

The right of redemption of shares of either fund may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Transfer Agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

Distribution in Kind

If the board of trustees of the trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, a fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders of any fund who own shares of the fund with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. Any applicable Deferred Sales Charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable Deferred Sales Charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences). To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders of a fund who wish to participate in the Withdrawal Plan and who hold their shares of the fund in certificate form must deposit their share certificates with the Transfer Agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund involved. A shareholder who purchases shares directly through the Transfer Agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the Transfer Agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Smith Barney Financial Consultant.

DISTRIBUTOR

CFBDS, Inc. serves as the fund's distributor pursuant to a written agreement dated October 8, 1998 (the "Distribution Agreement") which was approved by the fund's Board of Directors, including a majority of the Independent Directors on July 15, 1998. Prior to the merger of Travelers Group, Inc. and Citicorp Inc. on October 8, 1998, Salomon Smith Barney served as the fund's distributor. For the 1996, 1997 and 1998 fiscal years, Salomon Smith Barney, received $500,000, $115,000 and __________, respectively, in sales charges from the sale of Class A shares, and did not reallow any portion thereof to dealers. For the fiscal years ended October 31, 1996, 1997 and 1998, Salomon Smith Barney or its predecessor received from shareholders $119,000, $201,000 and $_________, respectively, in Deferred Sales Charge on the redemption of Class B and Class L shares.

For the fiscal years ended November 30, 1996, 1997, and 1998, the Distributor or its predecessor Shearson Lehman Brothers received approximately the following in sales charges for the sale of each fund's Class A shares, and did not reallow any portion thereof to dealers:


Year
Ended
11/30/98
Year
Ended
11/30/97
Year
Ended
11/30/96




Fund



California Fund

$37,000
$39,000
New York Fund

46,000
48,000

For the fiscal years ended November 30, 1996, 1997, and 1998, the Distributor or Shearson Lehman Brothers received approximately the following representing Deferred Sales Charge on redemption of each fund's Class A shares:

Year
Year
Year

Ended
Ended
Ended
Fund
11/30/98
11/30/97
11/30/96
California Fund
$
$
$
New York Fund
$
  1,000
  2,000

For the fiscal years ended November 30, 1996, 1997, and 1998, the Distributor or Shearson Lehman Brothers received approximately the following representing Deferred Sales Charge on redemption of each fund's Class L shares:


Year
Year
Year

Ended
Ended
Ended
Fund
11/30/98
11/30/97
11/30/96
California Fund
$
$ 1,000
$
New York Fund
$



* The inception dates for Class L shares of California Fund and New York Fund are November 8, 1994 and December 5, 1994, respectively

When payment is made by the investor before the settlement date, unless otherwise requested in writing by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than Smith Barney Exchange Reserve Fund) of the Smith Barney Mutual Funds. If the investor instructs Smith Barney to invest the funds in a Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the fund and the money market fund, and affiliates of Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact that they are receiving fees from both such investment companies for managing these assets, computed on the basis of their average daily net assets. The trust's board of trustees has been advised of the benefits to Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Advisory, Administration and Distribution Agreements for continuance.

For the fiscal year ended November 30, 1997, Smith Barney incurred distribution expenses totaling approximately $184,083 consisting of approximately $16,558 for advertising, $26,243 for printing and mailing of prospectuses, $56,767 for support services, $83,151 to Smith Barney Financial Consultants, and $1,334 in accruals for interest on the excess of Smith Barney expenses incurred in distribution of the funds' shares over the sum of the distribution fees and Deferred Sales Charge received by Smith Barney from the fund.

Distribution Arrangements for the New York and California Fund

To compensate Smith Barney for the services it provides and for the expense it bears, the trust has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, both the New York and California Fund pays Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.15% of the value of the fund's average daily net assets attributable to the fund's Class A and Class L shares. In addition, each fund pays Smith Barney a distribution fee with respect to the Class L shares primarily intended to compensate Smith Barney for its initial expense of paying its Financial Consultants a commission upon sales of those shares. The Class L distribution fee is calculated at the annual rate of 0.20% of the value of each fund's average net assets attributable to the shares of the Class.

The following service and distribution fees were incurred during the periods indicated:

SERVICE FEES




California Fund:

Year Ended
11/30/98

Year Ended
11/30/97

Year Ended
11/30/96

Class A

37,151
37,644
Class L

4,112
3,583
New York Fund:




Class A

72,443
$76,380
Class L

2,468
1,171

*The inception dates for Class L of California Fund and New York Fund are November 8, 1994 and December 5, 1994, respectively.

DISTRIBUTION FEES




California Fund:

Year Ended
11/30/98

Year Ended
11/30/97

Year Ended
11/30/96

Class L

5,484
4,778
New York Fund:




Class L

3,290
1,562

* The inception dates for Class L shares of California Fund and New York Fund are November 8, 1994 and December 5, 1994, respectively.

For the fiscal years ended November 30, 1996, 1997 and 1998 Salomon Smith
Barney, received $125,117, $124,948 and [         ], respectively, in the
aggregate from the Plan.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the board of trustees, including a majority of the trustees who are not interested persons of the trust and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement (the "Independent Trustees"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the trustees including all of the Independent Trustees in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the Independent Trustees or, with respect to any fund, by vote of a majority of the outstanding voting securities of a fund (as defined in the 1940 Act). Pursuant to the Plan, Smith Barney will provide the board of trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES

The net asset value per share of each fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the trust in valuing its assets.

In carrying out valuation policies adopted by the trust's board of trustees for the New York and California Fund the Administrator, may consult with an independent pricing service (the "Pricing Service") retained by the trust. Debt securities of domestic issuers (other than U.S. government securities and short-term investments), including Municipal Obligations, are valued by the Adviser after consultation with the Pricing Service. U.S. government securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the trust's board of trustees. With respect to other securities held by the fund, when, in the judgment of the Pricing Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices and asked prices. Investments for which no readily obtainable market quotations are available, in the judgment of the Pricing Service, are carried at fair value as determined by the Pricing Service. The procedures of the Pricing Service are reviewed periodically by the officers of the trust under the general supervision and responsibility of the board of trustees.

EXCHANGE PRIVILEGE

Except as noted below, shareholders of any of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same Class of other Smith Barney Mutual Funds, on the basis of relative net asset value per share at the time of exchange as follows:

A.	Class A shares of the fund may be exchanged without a sales
charge for Class A shares of any of the Smith Barney Mutual Funds.

B.	Class L shares of any fund may be exchanged without a sales
charge. For purposes of Deferred Sales Charge applicability, Class L shares of the fund exchanged for Class L shares of another Smith Barney Mutual Fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

The exchange privilege enables shareholders in any Smith Barney Mutual Fund to acquire shares of the same Class in a fund with different investment objectives when they believe a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable Deferred Sales Charge, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to either fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, each fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney Mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

ADDITIONAL INFORMATION REGARDING TELEPHONE REDEMPTION AND
EXCHANGE PROGRAM.

Neither the funds nor their agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The funds nor their agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). Each fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

PERFORMANCE DATA

From time to time, the trust may quote a fund's yield or total return in advertisements or in reports and other communications to shareholders.
The trust may include comparative performance information in advertising or marketing each fund's shares. Such performance information may include the following industry and financial publications- Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of a fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.

Yield and Equivalent Taxable Yield

A fund's 30-day yield described in the Prospectuses is calculated according to a formula prescribed by the SEC, expressed as follows:

					Yield = 2[(A - B + 1)6 - 1]
CD
Where:	a  =	Dividends and interest earned during the period
			b  =	Expenses accrued for the period (net of
reimbursements)
				c  =	The average daily number of shares
outstanding during the period that were
entitled to receive dividends
				d  =	The maximum offering price per share on the
last day of the period
For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by a fund at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.
A fund's "equivalent taxable 30-day yield" for a Class is computed by dividing that portion of the Class' 30-day yield which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the Class' yield that is not tax-exempt.
The yield on municipal securities is dependent upon a variety of factors, including general economic and monetary conditions, conditions of the municipal securities market, size of a particular offering, maturity of the obligation offered and rating of the issue.  Investors should recognize that, in periods of declining interest rates, a fund's yield for each Class of shares will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a fund's yield for each Class of shares will tend to be somewhat lower.  In addition, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of the fund's portfolio, thereby reducing the current yield of the fund.  In periods of rising interest rates, the opposite can be expected to occur.
The yields for the 30-day period ended November 30, 1998 for California
Fund's Class A, Class L and Class Y shares were ____%, ____% and ____%, respectively.  The yields for the 30-day period ended November 30, 1998 for New York Fund's Class A and Class L shares were ___% and ___%, respectively.
The equivalent taxable yields for the 30-day period ended November 30,
1998 assuming payment of Federal income taxes at the rate of 31.0%;
California income taxes at the rate of 9.3% for the California Fund shareholders; and New York State and City income taxes at a rate of 10.5%
for the New York Fund shareholders would have been as follows: California
Fund's Class A, Class L and Class Y shares: ____%, ____% and ____%, respectively, and New York Fund's Class A and Class L shares: ____% and
____%, respectively.
Average Annual Total Return
A fund's "average annual total return," as described below, is computed according to a formula prescribed by the SEC.  The formula can be expressed as follows:
P(1 + T)n = ERV		Where:	P	=	a hypothetical initial
payment of $1,000.
	T	=	average annual total return.
	n	=	number of years.
			ERV =	Ending Redeemable Value of a hypothetical $1,000
investment made at the beginning of a 1-, 5- or
10-year period at the end of a 1-, 5- or 10-year
period (or fractional portion thereof), assuming
reinvestment of all dividends and distributions.
The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.  A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.

The following total returns assume that the maximum Class A 2.00% sales charge has been deducted from the investment at the time of purchase and have been restated to show the change in the maximum sales charge. The funds' average annual total return for Class A shares were as follows:
ONE AND FIVE YEAR PERIODS
ENDED NOVEMBER 30, 1998



Fund
Total 1-Year Return
(Without Sales
Charge)
Total 5-Year Return
(Without Sales
Charge)
California Fund
New York Fund



The funds' average annual total return for Class L shares were as follows:
ONE AND FIVE YEAR PERIOD
ENDED NOVEMBER 30, 1998



Fund
Total 1-Year Return
(Without Sales
Charge)

California Fund
New York Fund



* For the period from December 5, 1994 (inception date) to November 30,
1995
PER ANNUM FOR THE PERIOD FROM
COMMENCEMENT OF OPERATIONS
(NOVEMBER 8, 1994) THROUGH NOVEMBER 30, 1998



Fund
Total 1-Year Return
(Without Sales
Charge)

California Fund
New York Fund



The funds' average annual total return for Class Y shares were as follows:
ONE YEAR PERIOD
ENDED NOVEMBER 30, 1998



Fund
Total Return
(Without Sales
Charge)

California Fund
New York Fund


* 	For the period from September 8, 1995 (inception date) to November
30, 1997.
**	[As of November 30, 1998, no Class Y shares of New York Fund had been sold.]
Aggregate Total Return
A fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the fund for the specified period and is computed by the following formula:
ERV - P
P
Where:	P 	=	a hypothetical initial payment of $10,000.
	ERV	=	Ending Redeemable Value of a hypothetical
$10,000 investment made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

The funds' aggregate total return for Class A shares were as follows:

ONE AND FIVE YEAR PERIODS
ENDED NOVEMBER 30, 1998



Fund
Total 1-Year Return
(Without Sales
Charge)
Total 5-Year Return
(Without Sales
Charge)
California Fund
New York Fund



PER ANNUM FOR THE PERIOD FROM
COMMENCEMENT OF OPERATIONS
(NOVEMBER 8, 1994) THROUGH NOVEMBER 30, 1998



Fund
Total 1-Year Return
(Without Sales
Charge)

California Fund
New York Fund



The fund's aggregate total return for Class L shares were as follows:

ONE YEAR PERIOD
ENDED NOVEMBER 30, 1998



Fund
Total Return
(Without Sales
Charge)

California Fund
New York Fund


* For the period from December 5, 1994 (inception date) to November 30,
1997


PER ANNUM FOR THE PERIOD FROM
COMMENCEMENT OF OPERATIONS
(NOVEMBER 8, 1994) THROUGH NOVEMBER 30, 1998



Fund
Total 1-Year Return
(Without Sales
Charge)

California Fund
New York Fund



The funds' aggregate total return for Class Y shares were as follows:


ONE YEAR PERIOD
ENDED NOVEMBER 30, 1998



Fund
Total Return
(Without Sales
Charge)

California Fund



*	For the period from September 8, 1995 (inception date) to November 30,
1997.
**	[As of November 30, 1997, no Class Y shares of New York Fund had been sold.]

It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance. Each Class' net investment income changes in response to fluctuations in interest rates and the expenses of the fund. Performance will vary from time to time depends upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

TAXES

The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of a fund. Each prospective shareholder is urged to consult his or her tax adviser with respect to the specific federal, state and local consequences of investing in each fund. The summary is based on the laws in effect on the date of this Statement of Additional
Information, which are subject to change.

The Funds and Its Investments

As described in the each Fund's Prospectus, each Fund is designed to provide shareholders with current income which is excluded from gross income for federal income tax purposes and which is exempt from California or New York State and New York City personal income taxes. Each Fund is not intended to constitute a balanced investment program and is not designed for investors seeking capital gains or maximum tax-exempt income irrespective of fluctuations in principal. Investment in each Fund would not be suitable for tax-exempt institutions, qualified retirement plans, H.R. 10 plans and individual retirement accounts because such investors would not gain any additional tax benefit from the receipt of tax-exempt income.

Each fund intends to continue to qualify to be treated as a regulated investment company each taxable year under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, each fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, each Fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long- and short-term capital gains) and its net realized long- and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of the sum of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed in compliance with the Code's timing and other requirements but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute. Furthermore, each Fund will be subject to a United States corporate income tax with respect to such distributed amounts in any year that it fails to qualify as a regulated investment company or fails to meet this distribution requirement.

The Code imposes a 4% nondeductible excise tax on each Fund to the extent it does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by each Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

If, in any taxable year, each Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by each Fund in computing its taxable income. In addition, in the event of a failure to qualify, each Fund's distributions, to the extent derived from each Fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as tax-exempt interest. If each Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if each Fund failed to qualify as a regulated investment company for a period greater than one taxable year, each Fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

Each Fund's transactions in municipal bond index and interest rate futures contracts and options on these futures contracts (collectively "section 1256 contracts") will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by each Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to each Fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also
(a) will require each Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause each Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it engages in these transactions in order to mitigate the effect of these rules and prevent disqualification of a fund as a regulated investment company.

All section 1256 contracts held by each Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in each Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by each Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by each Fund.

Taxation of Shareholders

Because each Fund will distribute exempt-interest dividends, interest on indebtedness incurred by a shareholder to purchase or carry Fund shares is not deductible for Federal income tax purposes. In addition, the indebtedness is not deductible by a shareholder of the California Fund for California State personal income tax purposes, nor by a New York Fund shareholder for New York State and New York City personal income tax purposes. If a shareholder receives exempt-interest dividends with respect to any share and if such share is held by the shareholder for six months or less, then, for Federal income tax purposes, any loss on the sale or exchange of such share may, to the extent of exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder, if he or she receives exempt-interest dividends, to treat as Federal taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, that portion of any exempt-interest dividend paid by each Fund which represents income derived from private activity bonds held by each Fund may not retain its Federal tax-exempt status in the hands of a shareholder who is a "substantial user" of a facility financed by such bonds or a "related person" thereof. Moreover, some or all of each Fund's dividends may be a specific preference item, or a component of an adjustment item, for purposes of the Federal individual and corporate alternative minimum taxes. In addition, the receipt of each Fund's dividends and distributions may affect a foreign corporate shareholder's Federal "branch profits" tax liability and the Federal or California "excess net passive income" tax liability of a shareholder of a Subchapter S corporation. Shareholders should consult their own tax advisors to determine whether they are (a) substantial users with respect to a facility or related to such users within the meaning of the Code or (b) subject tot a federal alternative minimum tax, the Federal branch profits tax or the Federal "excess net passive income" tax.

Each Fund does not expect to realize a significant amount of capital gains. Net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that each Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of each Fund.

Shareholders receiving dividends or distributions in the form of additional shares should have a cost basis in the shares received equal to the amount of money that the shareholders receiving cash dividends or distributions will receive.

Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in each Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less(to the extent not disallowed pursuant to the six-month rule described above relating to exempt-interest dividends) will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

If a shareholder incurs a sales charge in acquiring shares of a Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain or loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. Each Fund may be required to withhold, for United States federal income tax purposes, 31% of (a) taxable dividends and distributions and (b) redemption proceeds payable to shareholders who fail to provide each Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by a Fund as to the United States federal income tax and California or New York State and New York City personal income tax status of the dividends and distributions made by a Fund to its shareholders. These statements also will designate the amount of exempt-interest dividends that is a preference item for purposes of the Federal individual and corporate alternative minimum taxes. The dollar amount of dividends excluded or exempt from Federal income taxation and California or New York State and New York City personal income taxation and the dollar amount of dividends subject to Federal income taxation and California or New York State and New York City personal income taxation, if any, will vary for each shareholder depending upon the size and duration of each shareholder's investment in a Fund. To the extent each Fund earns taxable net investment income, it intends to designate as taxable dividends the same percentage of each day's dividend as its taxable net investment income bears to its total net investment income earned on that day.

The foregoing is only a summary of certain material tax consequences affecting each Fund and its shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in each Fund.



ADDITIONAL INFORMATION

The trust was organized as an unincorporated Massachusetts business trust on October 17, 1991 under the name Shearson Lehman Brothers Intermediate-Term trust. On October 14, 1994 and August 16, 1995, the trust's name was changed to Smith Barney Income Trust and Smith Barney Investment Trust, respectively.

PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania, 19103, serves as the custodian of the fund. Under its custody agreement with the fund, PNC holds the fund's securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transactions charges. The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

First Data, is located at Exchange Place, Boston, Massachusetts 02109, and serves as the trust's transfer agent. Under the transfer agency agreement, the Transfer Agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.



APPENDIX

RATINGS ON DEBT OBLIGATIONS

BOND (AND NOTES) RATINGS

Moody's Investors Service, Inc.

	Aaa - Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa - Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in "Aaa" securities.

	A - Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.

	Baa - Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

	B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

	Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

	C - Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
	Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's

	AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

	AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

	A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

	BBB - Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

	BB, B, CCC, CC, C - Debt rated `BB', `B', `CCC', `CC' or `C' is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. `BB' indicates the lowest degree of speculation and `C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	Plus (+) or Minus (-): The ratings from `AA' to `B' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

	Provisional Ratings: The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.

	L - The letter "L" indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.

	+ - Continuance of the rating is contingent upon S&P's receipt of closing documentation confirming investments and cash flow.

	* - Continuance of the rating is contingent upon S&P's receipt of an executed copy of the escrow agreement.

	NR - Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Fitch IBCA, Inc.

	AAA - Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.

	AA - Bonds rated AA by Fitch have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitment. This capacity is not significantly vulnerable to foreseeable events.

	A - Bonds rated A by Fitch are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.

	BBB - Bonds rated BBB by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.

	BB - Bonds rated BB by Fitch carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.

	B - Bonds rated B by Fitch carry significant credit risk, however, a limited margin of safety remains. Although financial commitments are currently being met, capacity for continued payment depends upon a sustained, favorable business and economic environment.

	CCC, CC, C - Default on bonds rated CCC,CC, and C by Fitch is a real possibility. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated CC appears probable, a C rating indicates imminent default.

	Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs however, are not used in the AAA category.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc.

	Issuers rated "Prime-1" (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection;
broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.

	Issuers rated "Prime-2" (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's

	A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

	A-2 - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch IBCA, Inc.

	Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

	The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitment in a timely manner.

	Fitch's short-term ratings are as follows:

	F1+ - Issues assigned this rating are regarded as having the strongest capacity for timely payments of financial commitments. The "+" denotes an exceptionally strong credit feature.

	F1 - Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.

	F2 - Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

	F3 - The capacity for the timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non investment grade.

Duff & Phelps Inc.

	Duff 1+ - Indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free United States Treasury short-term obligations.

	Duff 1 - Indicates a high certainty of timely payment.

	Duff 2 - Indicates a good certainty of timely payment: liquidity factors and company fundamentals are sound.

The Thomson BankWatch ("TBW")

	TBW-1 - Indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

	TBW-2 - While the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.



	Smith Barney
	Investment
	Trust

































SMITH BARNEY
INVESTMENT TRUST
388 Greenwich Street
New York, NY 10013

								SMITH BARNEY
								A Member of Travelers Group



Smith Barney S&P 500 Index Fund
SMITH BARNEY INVESTMENT TRUST
388 Greenwich Street
New York, New York 10013
(800) 451-2010


Statement of Additional
Information

March 30, 1999

This Statement of Additional Information ("SAI") is meant to be read in conjunction with the prospectus of the Smith Barney S&P 500 Index Fund (the "fund") dated March 30, 1999, as amended or supplemented from time to time, and is incorporated by reference in its entirety into the prospectus. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders which are incorporated herein by reference. The prospectus and copies of the reports may be obtained free of charge by contacting a Salomon Smith Barney Financial Consultant, or by writing or calling Salomon Smith Barney at the address or telephone number above. The fund is a separate investment series of Smith Barney Investment Trust (the "trust").

TABLE OF CONTENTS

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES	1
TRUSTEES AND EXECUTIVE OFFICERS OF THE TRUST		9
PURCHASE OF SHARES						14
REDEMPTION OF SHARES						16
ADDITIONAL INFORMATION REGARDING TELEPHONE REDEMPTION
	AND EXCHANGE PROGRAM				18
DISTRIBUTOR							18
VALUATION OF SHARES						19
PERFORMANCE DATA						19
TAXES 								21
ADDITIONAL INFORMATI ON					23


INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

The prospectus discusses the fund's investment objective and policies. This section contains supplemental information concerning the types of securities and other instruments in which the fund may invest, the investment policies and portfolio strategies the fund may utilize and certain risks associated with these investments, policies and strategies. Travelers Investment Management Company ("TIMCO" or the "manager") serves as investment manager to the fund.

The fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its total assets in common stocks included in the S&P 500 Index in approximately the same weightings as the S&P 500 Index. The fund intends to invest in substantially all of the stocks that comprise the S&P 500 Index. The fund operates as a "pure" index fund and will not be actively managed; as such, adverse performance of a security will ordinarily not result in the elimination of the security from the fund's portfolio. The fund will be reviewed daily and adjusted, when necessary, to maintain security weightings as close to those of the S&P 500 Index as possible, given the amount of assets in the fund at that time.

Repurchase Agreements. The fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the fund's manager. The manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the manager will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The manager will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by the fund under the 1940 Act.
Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. The fund will not lend portfolio securities to affiliates of the Adviser unless they have applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. Government Securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the fund. From time to time, the fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the fund and that is acting as a "finder."
By lending its securities, the fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Although the generation of income is not the primary investment goal of the fund, income received could be used to pay the fund's expenses and would increase an investor's total return. The fund will adhere to the following conditions whenever its portfolio securities are loaned:
(i) the fund must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral;
(iii) the fund must be able to terminate the loan at any time; (iv) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of
the other party including possible delays or   restrictions upon a Fund's
ability to recover the loaned securities or dispose of the collateral for the loan.
Foreign Securities. The fund may purchase common stocks of foreign corporations represented in the S&P 500 Index (such securities are publicly traded on securities exchanges or over-the-counter in the United States). The fund's investment in common stock of foreign corporations represented in the S&P 500 Index may also be in the form of American Depository Receipts (ADRs). ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities and are designated for use in the U.S. Securities markets.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Investments in foreign securities may be affected by changes in governmental administration or economic policy (in the United Stated and abroad) or changed circumstances in dealings between nations. Foreign companies may be subject to less governmental regulation than U.S. companies. Securities of foreign companies may be more volatile than securities of U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Money Market Instruments. The fund may invest up to 20% of its assets in corporate and government bonds and notes and money market instruments. Money market instruments include: obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities"); certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Futures and Options. The fund may enter into futures contracts, options, and options on futures contracts, subject to the limitation that the value of these futures contracts and options will not exceed 20% of the fund's total assets. Also, the fund will not purchase options to the extent that more than 5% of the value of the fund's total assets would be invested in premiums on open put option positions. These futures contracts and options will be used for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index. The fund will only enter into futures contracts and options on futures contracts that are traded on a domestic exchange and board of trade. The fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security at a specified price referred to as the "exercise price," within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Institutions, such as the fund, that sell (or "write") call options against securities held in their investment portfolios retain the premium. The fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held, and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. The fund may enter into futures contracts to purchase securities when the manager anticipates purchasing the underlying securities and believes that prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated at the fund's custodian to the extent required by law.

There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, positions in futures contracts and options on futures contracts may be closed only on an exchange or board of trade that furnishes a secondary market for such contracts.
While the fund plans to utilize future contracts only if there exists an active market for such contracts, there is no guarantee that a liquid market will exist for the contracts at a specified time. Furthermore, because, by definition, futures contracts look to projected price levels in the future and not to current levels of valuation, market circumstances may result in there being a discrepancy between the price of the stock index future and the movement in the stock index. The absence of a perfect price correlation between the futures contract and its underlying stock index could stem from investors choosing to close futures contracts by offsetting transactions, rather than satisfying additional margin requirements. This could result in a distortion of the relationship between the index and futures market. In addition, because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations.

In view of these considerations, the fund will comply with the following restrictions when purchasing and selling futures contracts. First, the fund will not participate in futures transactions if the sum of its initial margin deposits on open contracts will exceed 5% of the market value of the fund's total assets, after taking into account the unrealized profits and losses on those contracts which it has entered. Second, the fund will not enter into these contracts for speculative purposes. Third, the fund will limit transactions in futures and options on futures to the extent necessary to prevent the fund from being deemed a "commodity pool" under regulations of the Commodity Futures Trading Commission.

No consideration will be paid or received by the fund upon entering into a futures contract. Initially, the fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount, known as "initial margin," is in the nature of a performance bond or good faith deposit on the contract and is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

Although the fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most U.S. futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin, and an increase in the value of the portion of the fund being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

If the fund hedges against the possibility of a change in market conditions adversely affecting the value of securities held in its portfolio and market conditions move in a direction opposite to that which has been anticipated, the fund will lose part or all of the benefit of the increased value of securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices that reflect the change in interest rates, market conditions or currency values, as the case may be.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the fund.

The fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange or board of trade as a hedge against changes in the value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Several risks are associated with options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options will be based upon predictions by the manager as to anticipated trends, which predictions could prove to be incorrect. Even if the expectations of the manager are correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities being hedged.

Stock Index Options. As described generally above, the fund may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or the Canadian Market Portfolio Index, or a narrower market index such as the Standard & Poor's 100.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the fund of options on stock indexes will be subject to the manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Investment Restrictions

The fund has adopted the following investment restrictions for the protection of shareholders. Restrictions 1 through 7 below cannot be changed without approval by the holders of a majority of the outstanding shares of the fund, defined as the lesser of (a) 67% or more of the fund's shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the fund's outstanding shares. The remaining restrictions may be changed by the fund's Board of Trustees at any time. In accordance with these restrictions, the fund will not:

	1.	Invest in a manner that would cause it to fail to be a
"diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

	2.	Issue "senior securities" as defined in the 1940 Act, and
the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

	3.	Invest more than 25% of its total assets in securities, the
issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

	4.	Borrow money, except that (a)  the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in
(a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

	5.	Make loans.  This restriction does not apply to: (a) the
purchase of debt obligations in which the fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

	6.	Engage in the business of underwriting securities issued by
other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

	7.	Purchase or sell real estate, real estate mortgages,
commodities or commodity contracts, but this restriction shall not prevent the fund from: (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the funds' investment objective and policies); or (d) investing in real estate investment trust securities.

	8.	Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

	9.	Invest in oil, gas or other mineral exploration or development programs.

	10.	Purchase or otherwise acquire any security if, as a result,
more than 15% of its net assets would be invested in securities that are illiquid.

	11.	Invest for the purpose of exercising control of management.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

TRUSTEES AND EXECUTIVE OFFICERS OF THE TRUST

The names of the trustees of the trust and executive officers of the fund, together with information as to their principal business occupations, are set forth below. The executive officers of the fund are employees of organizations that provide services to the fund. Each Trustee who is an "interested person" of the trust, as defined in the 1940 Act, is indicated by an asterisk.

Herbert Barg (Age 75). Private Investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

Alfred J. Bianchetti (Age 76). Retired; formerly Senior Consultant to Dean Witter Reynolds Inc. His address is 19 Circle End Drive, Ramsey, New Jersey 07466.

Martin Brody (Age 77). Consultant, HMK Associates; Retired Vice Chairman of the Board of Restaurant Associates Corp. His address is c/o HMK Associates, 30 Columbia Turnpike, Florham Park, New Jersey 07932.

Dwight B. Crane (Age 61). Professor, Harvard Business School. His address is c/o Harvard Business School, Soldiers Field Road, Boston, Massachusetts 02163.

Burt N. Dorsett (Age 68). Managing Partner of Dorsett McCabe Management. Inc., an investment counseling firm; Director of Research Corporation Technologies, Inc., a nonprofit patent clearing and licensing firm. His address is 201 East 62nd Street, New York, New York 10021.

Elliot S. Jaffe (Age 72). Chairman of the Board and President of The Dress Barn, Inc. His address is 30 Dunnigan Drive, Suffern, New York 10901.

Stephen E. Kaufman (Age 67). Attorney. His address is 277 Park Avenue, New York, New York 10172.

Joseph J. McCann (Age 68). Financial Consultant; Retired Financial Executive, Ryan Homes, Inc. His address is 200 Oak Park Place,
Pittsburgh, Pennsylvania 15243.

*Heath B. McLendon Chairman of the Board and Investment Officer (Age 65). Managing Director of Salomon Smith Barney, Inc., Chairman of the Board of Smith Barney Strategy Advisers Inc. and President of SSBC and Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chariman of the Board of 59 investment companies associated with Salomon Smith Barney. His address is 388 Greenwich Street, New York, New York 10013.

Cornelius C. Rose, Jr. (Age 65). President, Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance Learning Systems, an educational consultant. His address is Meadowbrook Village, Building 4, Apt 6, West Lebanon, New Hampshire 03784.

*Lewis E. Daidone, Senior Vice President and Treasurer (Age 41). Managing Director of Salomon Smith Barney, Chief Financial Officer of the Smith Barney Mutual funds; Director and Senior Vice President of SSBC and TIA.

Sandip Bhagat, Vice President and Investment Officer (Age 37). President of TIMCO, prior to 1995, Senior Portfolio Manager of TIMCO. Managing Director of Salomon Smith Barney. His address is One Tower Square, Hartford, Connecticut, 06183-2030.

John Lau, Vice President and Investment Officer (Age 32). Portfolio Manager of TIMCO; prior to 1995, Lead Engineer of knowledge-based engineering projects at United Technologies, Pratt and Whitney Aircraft Engine Division. His address is One Tower Square, Hartford, Connecticut, 06183-2030.

*Christina T. Sydor, Secretary (Age 47), Managing Director of Salomon Smith Barney. General Counsel and Secretary of SSBC and TIA.

* Designates an "interested person" as defined in the Investment Company Act of 1940, as amended (the "1940 Act") whose business address is 388 Greenwich Street, New York, New York 10013. Such person is not separately compensated for services as a fund officer or Trustee.

As of January 15, 1999 the trustees and officers owned, in the aggregate, less than 1% of the outstanding shares of the fund.
No officer, director or employee of Salomon Smith Barney or any of its affiliates receives any compensation from the trust for serving as an officer of the fund or trustee of the trust. The trust pays each trustee who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $4,000 per annum plus $500 per meeting attended. All trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings.

The following table contains a list of shareholders who of record or beneficially owned at least 5% of the outstanding shares of a particular class of shares of the fund as of January 15, 1999.



CLASS A
PERCENTAGE OF SHARES

Travelers Insurance Company
Separate Account QPN 401(k)-TIC
Travelers Insurance Company
Atn: Roger Ferland
One Tower Square
Hartford, CT 06183
Owned 350,969.342(5.75%) shares

CLASS D
PERCENTAGE OF SHARES

Smith Barney 401(k)Advisor Group
Smith Barney Corporate Trust
Two Tower Square
East Brunswick, NJ 08816
Owned 187,039.511(100%) shares


For the fiscal year ended November 30, 1998, the Trustees of the fund were paid the following compensation:

Name of Person

Aggregate
Compensation
from fund #

Total
Pension or
Retirement
Benefits
Accrued as
part of
fund
Expenses

Compensation from fund
and fund
Complex
Paid to
Trustees

Number of
funds for
Which Trustees
Serves Within
fund Complex


Herbert Barg

$

$

$


Alfred Bianchetti*




Martin Brody




Dwight B. Crane




Burt N. Dorsett




Elliot S. Jaffe




Stephen E. Kaufman




Joseph J. McCann




Heath B. McLendon*
-
-
-

Cornelius C. Rose, Jr.





_________________

* 	Designated an "interested" trustee.
#	Upon attainment of age 80, fund trustees are required to change to emeritus status. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years, during which time they are paid
50% of the annual retainer fee and meeting fees otherwise applicable to fund trustees, together with reasonable out-of-pocket expenses for each meeting attended. A Trustee Emeritus may attend meetings but has no voting rights. During the fund's last fiscal year, aggregate compensation paid by the fund to trustees achieving emeritus status totaled $11,423

Investment Manager - TIMCO

TIMCO serves as investment manager to the fund pursuant to a written agreement (the "Advisory Agreement"). The services provided by the manager under the Advisory Agreement are described in the Prospectus under "Management." The manager will pay the salary of any officer and employee who is employed by both it and the fund. The manager will bear all expenses in connection with the performance of its services. The manager is a wholly owned subsidiary of Citigroup, Inc. ("Citigroup"). As compensation for the manager's investment advisory services rendered to the fund, the fund will pay a fee computed daily and paid monthly at the annual rate of 0.15% of the fund's average daily net assets.

Administrator-SSBC

SSBC Fund Management Inc. ("SSBC") serves as administrator to the fund pursuant to a written agreement (the "Administration Agreement"). SSBC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). The services provided by the administrator under the Administration Agreement are described in the Prospectus under "Management." The administrator will pay the salary of any officer and employee who is employed by both it and the fund and bears all expenses in connection with the performance of its services.

As compensation for administrative services rendered to the fund, the administrator will receive a fee computed daily and paid monthly at the annual rate of 0.10% of the value of the fund's average daily net assets.

The fund bears expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees who are not officers, directors, shareholders or employees of the manager or the administrator or their affiliates; SEC fees and state Blue Sky qualification fees; charges of custodians; transfer and dividend disbursing agent's fees; certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; investor services (including allocated telephone and personnel expenses); costs of preparation and printing of prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or Board of Trustees of the fund.

Year 2000 - The investment management services provided to the fund by the manager and the services provided to shareholders by Salomon Smith Barney depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the fund's operations, including the handling of securities trades, pricing and account services. The manager and Salomon Smith Barney have advised the fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the manager has been advised by the fund's custodian, transfer agent, distributor and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the manager, Salomon Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair fund services at that time.

Counsel and Auditors

Willkie Farr & Gallagher serves as legal counsel to the trust. The trustees who are not "interested persons" of the trust have selected Stroock & Stroock & Lavan LLP as their counsel.

KPMG LLP, independent auditors, 345 Park Avenue, New York, New York 10154, have been selected to serve as auditors of the trust and to render opinions on the fund's financial statements for the fiscal year ending November 30, 1999.

Portfolio Transactions

Portfolio Transactions and Turnover. The manager arranges for the purchase and sale of the fund's securities and selects brokers and dealers (including Salomon Smith Barney) which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. The manager may select brokers and dealers that provide it with research services and may cause the fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including Salomon Smith Barney, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research statistical or other services to enable the manager to supplement its own research and analysis.

Decisions to buy and sell securities for the fund are made by the manager, subject to the overall supervision and review of the trust's Board of Trustees. Portfolio securities transactions for the fund are effected by or under the supervision of the manager.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

In executing portfolio transactions and selecting brokers or dealers, it is the fund's policy to seek the best overall terms available. The manager, in seeking the most favorable price and execution, considers all factors it deems relevant, including, for example, the price, the size of the transaction, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions. The manager receives research, statistical and quotation services from several broker-dealers with which it places the fund's portfolio transactions. It is possible that certain of the services received primarily will benefit one or more other accounts for which the manager exercises investment discretion. Conversely, the fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. The manager's fee under the Advisory Agreement is not reduced by reason of its receiving such brokerage and research services. The trust's Board of Trustees, in its discretion, may authorize the manager to cause the fund to pay a broker that provides brokerage and research services to the manager a commission in excess of that which another qualified broker would have charged for effecting the same transaction. Salomon Smith Barney will not participate in commissions from brokerage given by the fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.

In accordance with Section 17(e) of the 1940 Act and Rule 17e-1 thereunder, the trust's Board of Trustees has determined that any portfolio transaction for the fund may be executed through Salomon Smith Barney or an affiliate of Salomon Smith Barney if, in the manager's judgment, the use of Salomon Smith Barney or an affiliate is likely to result in price and execution at least as favorable as those of other qualified brokers and if, in the transaction, Salomon Smith Barney or the affiliate charges the fund a commission rate consistent with those charged by Salomon Smith Barney or an affiliate to comparable unaffiliated customers in similar transactions. In addition, under SEC rules Salomon Smith Barney may directly execute such transactions for the fund on the floor of any national securities exchange, provided: (a) the Board of Trustees has expressly authorized Salomon Smith Barney to effect such transactions; and (b) Salomon Smith Barney annually advises the fund of the aggregate compensation it earned on such transactions.

Even though investment decisions for the fund are made independently from those of the other accounts managed by the manager, investments of the kind made by the fund also may be made by those other accounts. When the fund and one or more accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained for or disposed of by the fund. The fund has paid the following in brokerage commissions for portfolio transactions since its commencement of operations: $______ in 1997 and $______ in 1998.

Portfolio Turnover

Although the fund generally seeks to invest for the long term, the fund retains the right to sell securities irrespective of how long they have been held. However, because of the "passive" investment management approach of the fund, the portfolio turnover rate is expected to be under 50%, a generally lower turnover rate than for most other investment companies. A portfolio turnover rate of 50% would occur if one-half of the fund's securities were sold within one year. Ordinarily, securities will be sold from the fund only to reflect certain administrative changes in the S&P 500 Index (including mergers or changes in the composition of the Index) or to accommodate cash flows into and out of the fund while maintaining the similarity of the fund to the index. Generally, an index fund sells securities only to respond to redemption requests or to adjust the number of shares held to reflect a change in the fund's target index. Because of this, the turnover rate for the fund will be relatively low.


PURCHASE OF SHARES

Detailed information about the purchase, redemption and exchange of fund shares appears in the prospectus.

General

Investors may purchase shares from a Salomon Smith Barney Financial Consultant or a Dealer Representative. In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A or Class D shares. Salomon Smith Barney and Dealer Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data Investor Services Group, Inc. ("First Data" or "transfer agent") are not subject to a maintenance fee.

Investors in may open an account in the fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the fund. Subsequent investments of at least $50 may be made for all Classes. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by First Data. Share certificates are issued only upon a shareholder's written request to First Data.

Purchase orders received by the fund or a Salomon Smith Barney Financial Consultant prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or First Data. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith Barney Financial Consultant or a Dealer Representative.

Class D shares are offered to a limited group of investors who participate in certain investment programs which charge a fee for participation, including the Smith Barney 401(k) Platform program. In addition, Class D shares are offered to tax-exempt employee benefit and retirement plans of Salomon Smith Barney and its affiliates. For more information about these programs, contact a Salomon Smith Barney Financial Consultant.

REDEMPTION OF SHARES

The right of redemption of shares of the fund may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Transfer Agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

Distribution in Kind

If the board of trustees of the trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Shareholders may incur brokerage commissions when they subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders of the fund who own shares of the fund with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders of the fund who wish to participate in the Withdrawal Plan and who hold their shares in certificate form must deposit their share certificates with the transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund involved. A shareholder who purchases shares directly through the transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant.

ADDITIONAL INFORMATION REGARDING TELEPHONE REDEMPTION AND EXCHANGE PROGRAM

Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

DISTRIBUTOR

CFBDS, Inc. serves as the fund's distributor pursuant to a written agreement dated October 8, 1998 (the "Distribution Agreement") which was approved by the fund's Board of Directors, including a majority of the Independent Directors on July 15, 1998. Prior to the merger of Travelers Group, Inc. and Citicorp Inc. on October 8, 1998, Salomon Smith Barney served as the fund's distributor. For the 1996, 1997 and 1998 fiscal years, Salomon Smith Barney, received $500,000, $115,000 and __________, respectively, in sales charges from the sale of Class A shares, and did not reallow any portion thereof to dealers. For the fiscal years ended October 31, 1996, 1997 and 1998, Salomon Smith Barney or its predecessor received from shareholders $119,000, $201,000 and $_________, respectively, in Deferred Sales Charges on the redemption of Class B and Class L shares.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The fund's Board of Directors has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Management and Distribution Agreements for continuance.

For the fiscal year ended October 31, 1998, Salomon Smith Barney incurred distribution expenses totaling approximately $622,346 consisting of approximately $32,428 for advertising, $5,345 for printing and mailing of prospectuses, $302,634 for support services, $277,469 to Salomon Smith Barney Financial Consultants, and $4,470 in accruals for interest on the excess of Salomon Smith Barney expenses incurred in distributing the fund's shares over the sum of the distribution fees and Deferred Sales Charge received by Salomon Smith Barney from the fund.

Shareholding Servicing Arrangements

To compensate Salomon Smith Barney's Financial Consultants for the services they provide to fund shareholders, the fund has adopted a services plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the fund pays a service fee with respect to Class A shares that is accrued daily and paid monthly, calculated at the annual rate of 0.20% of the value of the fund's average daily net assets attributable to Class A shares. Class D shares are not subject to a service fee.

For the fiscal year ended November 30, 1998, the distributor incurred service expenses totaling approximately $_______, consisting of approximately $_______ to Salomon Smith Barney Financial Consultants, and $_______ in accruals for interest on the excess of Salomon Smith Barney expenses incurred in servicing of the funds' shares over the sum of the service fees received by Salomon Smith Barney from the fund. For the fiscal year ended November 30, 1998, the distributor, received $_______ in the aggregate from the Plan.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the board of trustees, including a majority of the trustees who are not interested persons of the trust and who have no direct or indirect financial interest in the operation of the Plan (the "independent trustees"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the trustees including all of the independent trustees in the manner described above. The Plan may be terminated with respect to the Class at any time, without penalty, by vote of a majority of the independent trustees or, with respect to any fund, by vote of a majority of the outstanding voting securities of a fund (as defined in the 1940
Act). Pursuant to the Plan, Salomon Smith Barney will provide the board of trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

VALUATION OF SHARES

The net asset value per share of the fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the trust in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the fund's board of trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the fund's board of trustees. Amortized cost involves valuing an instrument at its original cost to the fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the fund will be valued at fair value as determined in good faith by the fund's board of trustees.

PERFORMANCE DATA

From time to time, the fund may quote its total return in advertisements or in reports and other communications to shareholders. The fund may include comparative performance information in advertising or marketing the fund's shares. Such performance information may include the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal.

Average Annual Total Return

A fund's "average annual total return," as described below, is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1 + T)n = ERV

	Where:	P	= 	a hypothetical initial payment of
$1,000.

			T	= 	average annual total return.

			n	= 	number of years.

			ERV	=	Ending Redeemable Value of a
hypothetical $1,000 investment
made at the beginning of a 1-,
5- or 10-year period at the end
of a 1-, 5- or 10-year period
(or fractional portion thereof),
assuming reinvestment of all
dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.

Average Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Class A


N/A
Class D


N/A
_______________________
	1	Class A and D commenced operations on [ 		].

Aggregate Total Return

The fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the fund for the specified period and is computed by the following formula:

ERV - P
P

	Where: 	P 	=	a hypothetical initial payment of $10,000.

			ERV	=	Ending Redeemable Value of a hypothetical $10,000
investment made at the beginning of the 1-,
5- or 10-year period at the end of the 1-,
5- or 10-year period (or fractional portion
thereof), assuming reinvestment of all
dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

Aggregate Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Class A1


N/A
Class D


N/A
_______________________
	1	Classes A and D commenced operations on [			].

Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

TAXES

The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of a fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this Statement of Additional Information, which are subject to change.

The Fund and Its Investments

The fund intends to continue to qualify to be treated as a regulated investment company each taxable year under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities, loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and are determined to be engaged in the same or similar trades or businesses or related trades or businesses. The fund expects that all of its foreign currency gains will be directly related to its principal business of investing in stocks and securities.

As a regulated investment company, the fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long- and short-term capital gains) and its net realized long- and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of the sum of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed in compliance with the Code's timing and other requirements but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute. Furthermore, the fund will be subject to a United States corporate income tax with respect to such distributed amounts in any year that it fails to qualify as a regulated investment company or fails to meet this distribution requirement.
The Code imposes a 4% nondeductible excise tax on the fund to the extent it does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the fund failed to qualify as a regulated investment company for a period greater than one taxable year, the fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.
The fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

The fund's investment in Section 1256 contracts, such as regulated futures contracts, most forward currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.
Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the fund will reduce the return from the fund's investments.

Passive Foreign Investment Companies. If the fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If the fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the fund would be required to obtain certain annual information from the passive foreign investment companies in which it invests, which may be difficult or not possible to obtain.
Recently, legislation was enacted that provides a mark-to-market election for regulated investment companies effective for taxable years beginning after December 31, 1997. This election would result in the fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In this case, the fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the fund, unless revoked with the consent of the IRS. By making the election, the fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC company stock. The fund may have to distribute this "phantom" income and gain to satisfy its distribution requirement and to avoid imposition of the 4% excise tax. The fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by the fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December 31, provided that such dividend is actually paid by the fund during January of the following calendar year. The fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The fund currently expects to distribute any excess annually to its shareholders. However, if the fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who
(a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that the fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Dividends and distributions paid by the fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Distributions in excess of the fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the fund, and as a capital gain thereafter (if the shareholder holds his shares of the fund as capital assets).
Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in the amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.
Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.
If the fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.
If a shareholder incurs a sales charge in acquiring shares of the fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. The fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by the fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Dividends and Distributions") made by the fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.

Other Taxation
Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the fund and its shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund.


ADDITIONAL INFORMATION

The trust was organized on October 17, 1991 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." the trust offers shares of beneficial interest of separate funds with a par value of $.001 per share. the fund offers shares of beneficial interest currently classified into two Classes
- A and D. Each class of the fund represents an identical interest in the fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each class; (b) the service fee borne by Class A pursuant to the Plan; (c) the expenses allocable exclusively to each Class;
(d) voting rights on matters exclusively affecting a single Class; and
(e) the exchange privilege of each class. The trust's board of trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

The fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Shareholders of record of no less than two-thirds of the outstanding shares of the trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the trust's outstanding shares and the trust will assist shareholders in calling such a meeting as required by the 1940 Act.

When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

The trust was organized as an unincorporated Massachusetts business trust on October 17, 1991 under the name Shearson Lehman Brothers Intermediate-Term Trust. On October 14, 1994 and August 16, 1995, the Trust's name was changed to Smith Barney Income Trust and Smith Barney Investment Trust, respectively.

PNC Bank, National Association ("PNC"), located at 17th and Chestnut Streets, Philadelphia, Pennsylvania, 19103, serves as the custodian of the fund. Under its custody agreement with the fund, PNC holds the fund's securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transactions charges. The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the trust's transfer agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.

"S&P 500(r)" is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by Salomon Smith Barney. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the shareholders of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to Salomon
Smith Barney is the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is determined, composed and calculated by S&P without regard to Salomon Smith Barney or the fund. S&P has no obligation to take the needs of Salomon Smith Barney or the shareholders of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the fund's shares or the timing of the issuance or sale of the fund's shares or in the determination or calculation of the equation by which fund shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY,
EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE
S&P 500 INDEX OR ANY DATA INCLUDED THEREIN.  S&P MAKES NO EXPRESS OR
IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR
MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE
OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN.
WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE,INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

APPENDIX B


The Smith Barney Mutual Fund Family encompasses more than 60 mutual funds, representing approximately $87 billion of shareholder assets under management as of September 30, 1998. This places us among the largest mutual fund companies in the United States. Our portfolio managers average approximately 25 years of experience in the financial field - of which, on average, 18 have been with Smith Barney.

By building a core portfolio of mutual funds with complementary investment styles, individuals can work toward specific goals of capital appreciation, regular income and preservation of investment principal. Your Salomon Smith Barney Financial Consultant can recommend and provide a prospectus for one or more mutual funds designed to help you meet your individual goals for education funding, retirement and changing lifestyle needs.

Smith Barney Mutual Funds provide a broad selection of funds to suit every investment goal, from capital appreciation to preservation of investment principal. Our Family is divided into these main categories:

? Growth: For individuals seeking long-term capital appreciation through investments in common stocks. Some of our growth funds also give equal emphasis to income.

? Taxable Fixed Income:  For individuals seeking current income.

? Tax-Exempt Fixed Income: For individuals seeking a tax-exempt investment that allows them to keep more of what they earn for current spending or future investment.

? Global/International: For individuals seeking to diversify their portfolio to include long-term capital appreciation or income from investments in markets around the world.

? Concert Allocation Series:

We understand that investors can be ________ in how they wish to reach their financial goals. That's why we offer four different Series of funds. Some investors, guided by their Financial Consultant, prefer to take an active role in allocating their investment portfolio. For these investors we offer the Style Pure Series. Others prefer to rely on the asset allocation decisions of experienced portfolio managers, and may fund solutions to their investment needs in our Classic Series. For investors who want to explore opportunities using a narrower focus, we offer the Specialty Series. The Concert Allocation Series allows investors to invest in a diversified "fund of funds."

Style Pure Series Smith Barney mutual funds designated as "Style Pure" are the basic building blocks of asset allocation. Other than maintaining minimal cash, or under extraordinary market conditions, each of these funds is 100% invested, 1005 of the time within its designated asset classes and designated investment style. The Style Pure Series enables you and your Smith Barney Financial Consultant to control your asset allocation decisions using funds managed by experienced portfolio managers.


Global/International Funds

Taxable Fixed Income Funds

Emerging Markets Portfolio

Adjustable Rate Government
Income Fund

European Portfolio

Government Securities Fund

Pacific Portfolio

High Income Fund



Investment Grade Bond Fund

Growth Funds

Managed Governments Fund

Large Cap Blend Fund

Short-Term High Grade Bond Fund

Large Capitalization Growth
Fund

U.S. Government Securities Fund

Large Cap Value Fund



Mid Cap Blend Fund

Tax-Exempt Fixed Income Funds

Small Cap Blend Fund

Limited Term Portfolio



Municipal High Income Fund

Classic Series The "Classic Series" lets you participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Funds in the Smith Barney Classic Series invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.


Global/International Funds

Taxable Fixed Income Funds

Global Government Bond Fund

Diversified Strategic Income
Fund

Hansberger Global Small Cap
Value Fund

Total Return Bond Fund

Hansberger Global Value Fund



International Balanced
Portfolio

Tax-Exempt Fixed Income Funds

International Equity Portfolio

Managed Municipals Fund





Growth Funds



Aggressive Growth Fund



Appreciation Fund



Balanced Fund



Concert Peachtree Growth Fund



Contrarian Fund



Fundamental Value Fund



Premium Total Return Fund



Special Equities Fund



Specialty Series Mutual funds included in Smith Barney's "Specialty Series" explore opportunities in a narrower sector of the market or by using a narrower investment focus.


Growth Funds

State-Specific, Intermediate-
Term Tax-Exempt Fixed Income
Funds

Concert Social Awareness Fund

Intermediate Maturity
California Municipals Fund

Convertible Fund

Intermediate Maturity New York
Municipals Fund

Natural Resources Fund



S&P 500 Index Fund









State-Specific, Tax-Exempt
Fixed Income Funds



Arizona		New Jersey



California		New York



Florida			Oregon



Georgia		Pennsylvania



Massachusetts



Concert Allocation Series These "funds of funds" are designed to provide you with targeted objectives, but at diversification levels that are significantly greater than an investment in a single fund can provide. Currently, available options include Global, High Growth, Growth, Balanced, Conservative and Income Portfolios. These Portfolios' objectives are achieved through stock and bond fund allocations that range from 100% stocks to 10% stocks/90% bonds, allowing you to match "funds of funds" in the Concert Allocation Series with your changing financial goals and risk tolerance.

The Global Portfolio						The Balanced
Portfolio
The High Growth Portfolio					The Conservative
Portfolio
The Growth Portfolio						The Income Portfolio

Help Along the Way

A professionally trained Salomon Smith Barney Financial Consultant is ready, willing and able to serve as a reliable financial guide throughout your financial journey. Talk with your Financial Consultant before you invest in order to help prioritize your goals. Once you've set your sights on clear objectives, rely on the expertise of this dedicated professional to help you determine which investment mix may be suited to your unique circumstances.

Your Financial Consultant knows from experience that allocating assets is a key part of determining the long-term success of investment strategies. As your circumstances and life style change, your Financial Consultant will suggest adjustments to your strategy in order to keep you on the right road and on track for achieving your financial goals.

International Investing
Whether you're a conservative or aggressive investor, just starting to save or nearing retirement, chances are you could benefit from investing a portion of your overall portfolio in international stocks and bonds.
Smith Barney offers a variety of international mutual funds designed to help you gain access to:

Expanded horizons
Today, approximately 55% of the world's stock and bond opportunities are found beyond U.S. boundaries. And non-U.S. markets represent some of the fastest-growing economies in the world.

Potential for higher return
Taken as a whole, foreign markets have outperformed their domestic counterparts on a long-term basis. Foreign markets do not outperform the U.S. every quarter of every year, but they have delivered superior returns over time.

Enhanced diversification
One of the most significant benefits of investing abroad is the potential for reducing risk. Intentionally diversified portfolios tend to experience less overall price volatility than portfolios invested in single markets. Since world markets do not necessarily move in tandem with those of the U.S., many international markets may be on the rise when U.S. markets are down. The net result may be lower overall portfolio volatility and potentially higher investment returns over time. In addition, global/international mutual funds offer convenient access to attractive opportunities not always available to U.S. investors.

Growth Investing
A growth mutual fund can offer you the benefits of professional management, lower volatility as a result of diversification, and affordability in terms of both initial and subsequent investments. If you are a long-term investor, you may be best served by having a significant portion of your assets invested in growth funds, although past performance is not a guarantee of future results and principal value will fluctuate with changes in the market. For younger investors, growth funds may be one of the best ways to grow your assets and help you reach your financial goals. Yet investing for growth is also important for older investors, who should not underestimate the importance of offsetting the effects of inflation and continuing to build financial resources for future needs.

Different types of investments have different rewards and risks associated with them. For example, funds that invest in bonds as well as stocks may be less volatile than funds investing solely in stocks. You may reduce overall investment risk by owning funds that span different market capitalizations and investment styles.

Tax-Exempt Investing: Helping You to Keep More of What You Earn Tax-exempt fixed income funds, also known as "municipal bond mutual funds," seek to provide tax-exempt income by investing in portfolios of selected municipal bonds. Cities, states and municipalities issue municipal bonds to finance ongoing operations and public projects. These tax-exempt funds have remained tax-free and offer the potential to provide shareholders with income and capital growth at levels that may equal or exceed total returns from taxable investments on an after-tax basis.

Maturity and credit quality can be important factors in determining the potential risks and rewards of a municipal bond investment. Longer-term bond funds generally offer higher yields but your principal will be more affected by interest rate changes, and therefore, are more risky. Municipal bonds that are of lower credit quality tend to be riskier because they are subject to credit risk; however, they generally offer higher yields. Tax-exempt funds may be appropriate for investors in high tax brackets. If you are risk-averse, or have shorter-term goals, an intermediate or shorter-term investment may be more appropriate. Investors with longer time horizons or a greater tolerance for risk may benefit from the higher yields offered by longer-term municipal funds.


						Smith Barney
						S&P 500 Index Fund




























Statement of additional
information



















March 30,1999


SMITH BARNEY
INVESTMENT TRUST
388 Greenwich Street
New York, NY 10013

						SALOMON SMITH BARNEY
						A Member of Citigroup [Symbol]




Smith Barney Large Capitalization Growth Fund
SMITH BARNEY INVESTMENT TRUST
388 Greenwich Street
New York, New York 10013
(800) 451-2010


Statement of Additional
Information

March 30, 1999

This Statement of Additional Information ("SAI") is meant to be read in conjunction with the prospectus of the Smith Barney Large Capitalization Growth Fund (the "fund") dated March 30, 1999, as amended or supplemented from time to time (the "Prospectus"), and is incorporated by reference in its entirety into the prospectus. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders which are incorporated herein by reference . The prospectus and copies of the reports may be obtained free of charge by contacting a Salomon Smith Barney Financial Consultant, or by writing or calling Salomon Smith Barney at the address or telephone number above. The fund is a separate investment series of Smith Barney Investment Trust (the "trust").

TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES	1
PURCHASE OF SHARES						17
REDEMPTION OF SHARES						22
DISTRIBUTOR							24
VALUATION OF SHARES						26
EXCHANGE PRIVILEGE						27
PERFORMANCE DATA						30
TAXES 								33
ADDITIONAL INFORMATION					34


INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

The prospectus discusses the fund's investment objective and policies. This section contains supplemental information concerning the types of securities and other instruments in which the fund may invest, the investment policies and portfolio strategies the fund may utilize and certain risks associated with these investments, policies and strategies. SSBC Fund Management Inc. ("SSBC" or the "manager") serves as investment manager to the fund.

The fund normally invests at least 65% of its total assets in equity securities of large capitalization companies that are dominant in their industries, global in scope and have a long- term history of performance. The fund does have the flexibility, however, to invest the balance in companies with other market capitalizations. The fund defines large market capitalization companies as those with market capitalization of $5 billion or more at the time of the fund's investment. Companies whose capitalizations falls below this level after purchase will continue to be considered large capitalization companies for purposes of the 65% policy.

Under normal market conditions, the majority of the fund's portfolio will consist of common stock, but it also may contain money market instruments for cash management purposes. The fund reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

Equity Securities. The fund will normally invest at least 65% of its assets in equity securities, including primarily common stocks and, to a lesser extent, securities convertible into common stock and rights to subscribe for common stock. Common stocks represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

When-Issued Securities and Delayed-Delivery Transactions. The fund may purchase securities on a "when-issued" basis, for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) or on a forward commitment basis. The fund does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment goal. These transactions occur when securities are purchased or sold by the fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the fund at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery basis or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.
When the fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the fund's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that the fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Foreign Securities. The fund may invest in securities of foreign issuers in the form of American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") or similar securities representing interests in the common stock for foreign issuers. Management intends to limit the fund's investment in these types of securities to 10% of the fund's net assets. ADRs are receipts, typically issued by a U.S. bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate the risks associated with investing in foreign securities.

Investments in foreign securities incur higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes which may reduce the investment return of the fund. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability.

Money Market Instruments. The fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments. Money market instruments include: obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S. government securities"); certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Repurchase Agreements. The fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the fund's manager. The manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the manager will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The manager will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by the fund under the 1940 Act.
Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. The fund will not lend portfolio securities to affiliates of the Adviser unless they have applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. Government Securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the fund. From time to time, the fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the fund and that is acting as a "finder."
By lending its securities, the fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Although the generation of income is not the primary investment goal of the fund, income received could be used to pay the fund's expenses and would increase an investor's total return. The fund will adhere to the following conditions whenever its portfolio securities are loaned:
(i) the fund must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral;
(iii) the fund must be able to terminate the loan at any time; (iv) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan.
Illiquid Securities. The fund may invest up to an aggregate amount equal to 10% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Options, Futures and Currency Strategies. The fund may use forward currency contracts and certain options and futures strategies to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the fund. There can be no assurance that such efforts will succeed.

In order to assure that the fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that the fund enter into transactions in futures contracts and options on futures only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liquidation value of the fund's assets. To attempt to hedge against adverse movements in exchange rates between currencies, the fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the manager anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made ("transaction hedging"). Further, when the manager believes that a particular currency may decline compared to the U.S. dollar or another currency, the fund may enter into a forward contract to sell the currency the manager expects to decline in an amount approximating the value of some or all of the fund's securities denominated in that currency, or when the manager believes that one currency may decline against a currency in which some or all of the portfolio securities held by the fund are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount ("position hedging"). In this situation, the fund may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where the investment manager believes that the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the fund are denominated ("cross hedging"). The fund's custodian places (i) cash, (ii) U.S. Government securities or (iii) equity securities or debt securities (of any grade) in certain currencies provided such assets are liquid, unencumbered and marked to market daily, or other high-quality debt securities denominated in certain currencies in a separate account of the fund having a value equal to the aggregate account of the fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the amount will equal the amount of the fund's commitments with respect to such contracts.

For hedging purposes, the fund may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by the fund or which the manager intends to include in its portfolio. The fund also may use interest rates futures contracts and options thereon to hedge against changes in the general level in interest rates.

The fund may write call options on securities and currencies only if they are covered, and such options must remain covered so long as the fund is obligated as a writer. A call option written by the fund is "covered" if the fund owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the fund holds on a share-for-share basis a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the fund in cash, Treasury bills or other high-grade, short-term obligations in a segregated account with its custodian.

The fund may purchase put and call options in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired. In the event that the expected changes occur, the fund may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the options purchased. The risk assumed by the fund in connection with such transactions is limited to the amount of the premium and related transaction costs associated with the option, although the fund may be required to forfeit such amounts in the event that the prices of securities underlying the options do not move in the direction or to the extent anticipated.

Although the portfolio might not employ the use of forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: dependence on the manager's ability to predict movements in the prices of individual debt securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets, imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the fund invests; lack of assurance that a liquid market will exist for any particular option, futures contract or options thereon at any particular time and possible need to defer or accelerate closing out certain options, futures contracts and options thereon in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code").

Over-the-counter options in which the fund may invest differ from exchange traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

Options on Securities. As discussed more generally above, the fund may engage in the writing of covered call options. The fund may also purchase put options and enter into closing transactions.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

The fund may write (a) in-the-money call options when MMC expects the price of the underlying security to remain flat or decline moderately during the option period, (b) at-the-money call options when MMC expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when MMC expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

So long as the obligation of the fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. The fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation ("Clearing Corporation") or similar clearing corporation and the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The fund expects to write options only on national securities exchanges or in the over-the-counter market. The fund may purchase put options issued by the Clearing Corporation or in the over-the-counter market.

The fund may realize a profit or loss upon entering into a closing transaction. In cases in which the fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the fund initially paid for the original option plus the related transaction costs.

Although the fund generally will purchase or write only those options for which MMC believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the fund and other clients of MMC and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

In the case of options written by the fund that are deemed covered by virtue of the fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, the fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk because the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Although MMC will attempt to take appropriate measures to minimize the risks relating to the fund's writing of call options and purchasing of put and call options, there can be no assurance that the fund will succeed in its option-writing program.

Stock Index Options. As described generally above, the fund may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or the Canadian Market Portfolio Index, or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the American Stock Exchange Oil and Gas Index or the Computer and Business Equipment Index.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the fund of options on stock indexes will be subject to MMC's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts and Options on Futures Contracts. As described generally above, the fund may invest in stock index futures contracts and options on futures contracts that are traded on a domestic exchange or board of trade. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The primary purpose of entering into a futures contract by the fund is to protect the fund from fluctuations in the value of securities without actually buying or selling the securities. The fund may enter into futures contracts and options on futures to seek higher investment returns when a futures contract is priced more attractively than stocks comprising a benchmark index, to facilitate trading or to reduce transaction costs. The fund will only enter into futures contracts and options on futures contracts that are traded on a domestic exchange and board of trade. Assets committed to futures contracts will be segregated at the fund's custodian to the extent required by law.

The purpose of entering into a futures contract by the fund is to protect the fund from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the fund anticipates an increase in the price of stocks that it intends to purchase at a later time, the fund could enter into contracts to purchase the stock index (known as taking a "long" position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the fund's not participating in a market advance. The fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a "short" position) as it purchases individual stocks. The fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.

No consideration will be paid or received by the fund upon the purchase or sale of a futures contract. Initially, the fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the fund, upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the fund enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account with the fund's custodian an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the fund is subject to the ability of MMC to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance that there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although the fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

Investment Restrictions

The investment restrictions numbered 1 through 7 below and the fund's investment objective have been adopted by the trust as fundamental policies of the fund. Under the 1940 Act, a fundamental policy may not be changed with respect to a fund without the vote of a majority of the outstanding voting securities of the fund. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a fund meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (b) more than 50% of outstanding shares. The remaining restrictions may be changed by a vote of a majority of the trust's board of trustees at any time.

Under the investment restrictions adopted by the trust with respect to the fund: The fund will not

1. Invest in a manner that would cause it to fail to be a "diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

2. Invest more than 25% of its total assets in securities, the issuers of which conduct their business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

3. Borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 331/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

4. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder

5. Make loans. This restriction does not apply to: (a) the purchase of debt obligations in which the fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

6. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from
(a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the fund's investment objective and policies); or (d) investing in real estate investment trust securities.

7. Engage in the business of underwriting securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

8. Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

9. Invest in oil, gas or other mineral leases or exploration or development programs.

10. Write or sell puts, calls, straddles, spreads or combinations of those transactions, except as permitted under the fund's investment objective and policies.

11. Purchase a security if, as a result, the fund would then have more than 5% of its total assets invested in securities of issuers (including predecessors) that have been in continuous operation for fewer than three years.

12. Make investments for the purpose of exercising control of management.

TRUSTEES AND EXECUTIVE OFFICERS OF THE TRUST

The names of the trustees of the trust and executive officers of the fund, together with information as to their principal business occupations, are set forth below. The executive officers of the fund are employees of organizations that provide services to the fund. Each Trustee who is an "interested person" of the trust, as defined in the 1940 Act, is indicated by an asterisk.

Herbert Barg (Age 75). Private Investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

Alfred J. Bianchetti (Age 76). Retired; formerly Senior Consultant to Dean Witter Reynolds Inc. His address is 19 Circle End Drive, Ramsey, New Jersey 07466.

Martin Brody (Age 77). Consultant, HMK Associates; Retired Vice Chairman of the Board of Restaurant Associates Corp. His address is c/o HMK Associates, 30 Columbia Turnpike, Florham Park, New Jersey 07932.

Dwight B. Crane (Age 61). Professor, Harvard Business School. His address is c/o Harvard Business School, Soldiers Field Road, Boston, Massachusetts 02163.

Burt N. Dorsett (Age 68). Managing Partner of Dorsett McCabe Management. Inc., an investment counseling firm; Director of Research Corporation Technologies, Inc., a nonprofit patent clearing and licensing firm. His address is 201 East 62nd Street, New York, New York 10021.

Elliot S. Jaffe (Age 72). Chairman of the Board and President of The Dress Barn, Inc. His address is 30 Dunnigan Drive, Suffern, New York 10901.

Stephen E. Kaufman (Age 67). Attorney. His address is 277 Park Avenue, New York, New York 10172.

Joseph J. McCann (Age 68). Financial Consultant; Retired Financial Executive, Ryan Homes, Inc. His address is 200 Oak Park Place,
Pittsburgh, Pennsylvania 15243.

*Heath B. McLendon Chairman of the Board and Investment Officer (Age 65). Managing Director of Salomon Smith Barney, Inc., Chairman of the Board of Smith Barney Strategy Advisers Inc. and President of SSBC and Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chariman of the Board of 59 investment companies associated with Salomon Smith Barney. His address is 388 Greenwich Street, New York, New York 10013.

Cornelius C. Rose, Jr. (Age 65). President, Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance Learning Systems, an educational consultant. His address is Meadowbrook Village, Building 4, Apt 6, West Lebanon, New Hampshire 03784.

*Lewis E. Daidone, Senior Vice President and Treasurer (Age 41). Managing Director of Salomon Smith Barney, Chief Financial Officer of the Smith Barney Mutual funds; Director and Senior Vice President of SSBC and TIA.

Alan Blake, Vice President and Investment Officer (Age 48). Managing Director of Salomon Smith Barney. Investment Officer of SSBC. Priro to 1998, he was with TIAA-CREFF

*Christina T. Sydor, Secretary (Age 47), Managing Director of Salomon Smith Barney. General Counsel and Secretary of SSBC and TIA.

* Designates an "interested person" as defined in the Investment Company Act of 1940, as amended (the "1940 Act") whose business address is 388 Greenwich Street, New York, New York 10013. Such person is not separately compensated for services as a fund officer or Trustee.

As of January 15, 1999 the trustees and officers owned, in the aggregate, less than 1% of the outstanding shares of each of the funds.
No officer, director or employee of Salomon Smith Barney or any of its affiliates receives any compensation from the trust for serving as an officer of the fund or trustee of the trust. The trust pays each trustee who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $8,000 per annum plus $500 per in-person meeting and $100 per telephonic meeting. Each trustee emeritus who is not an officer, director or employee of Salomon Smith Barney or its affiliates receives a fee of $4,000 per annum plus $250 per in-person meeting and $50 per telephonic meeting. All trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings.


The following table contains a list of shareholders who of record or beneficially owned at least 5% of the outstanding shares of a particular class of shares of the fund as of January 15, 1999.


CLASS Y
PERCENTAGE OF SHARES

Smith Barney Concert Series, Inc.
High Growth Portfolio
PNC Bank NA
200 Stevens Drive, Suite 440
Attn: Beverly Timson
Lester, PA 19113
Owned 4,161,337.333(54.37%) shares

Smith Barney Concert Series, Inc.
Growth Portfolio
PNC Bank NA
200 Stevens Drive, Suite 440
Attn: Beverly Timson
Lester, PA 19113
Owned 2,672,068.769(34.91%) shares

CLASS Z
PERCENTAGE OF SHARES

State Street Bank & Trust CUST
The Travelers Group 401(k)
Savings Plan
Attn: Rick Vest
225 Franklin Street
Boston, Ma 02101
Owned 1,175,532.846(100%)shares


	For the fiscal year ended November 30, 1998, the Trustees of the fund were paid the following compensation:

Name of Person

Aggregate
Compensation
from fund #

Total
Pension or
Retirement
Benefits
Accrued as
part of
fund
Expenses

Compensation from fund
and fund
Complex
Paid to
Trustees

Number of
funds for
Which Trustees
Serves Within
fund Complex


Herbert Barg

$

$

$


Alfred Bianchetti*




Martin Brody




Dwight B. Crane




Burt N. Dorsett




Elliot S. Jaffe




Stephen E. Kaufman




Joseph J. McCann




Heath B. McLendon*
-
-
-

Cornelius C. Rose, Jr.





_________________

* 	Designated an "interested" trustee.
#	Upon attainment of age 80, fund trustees are required to change to emeritus status. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years, during which time they are paid
50% of the annual retainer fee and meeting fees otherwise applicable to fund trustees, together with reasonable out-of-pocket expenses for each meeting attended. A Trustee Emeritus may attend meetings but has no voting rights. During the fund's last fiscal year, aggregate compensation paid by the fund to trustees achieving emeritus status totaled $11,423

Investment Manager - SSBC

SSBC (formerly known as Mutual Management Corp) serves as investment manager to the fund pursuant to an investment management agreement (the "Investment Management Agreement") with the trust which was approved by the board of trustees, including a majority of trustees who are not "interested persons" of the Trust or the manager. The manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). Subject to the supervision and direction of the trust's board of trustees, the manager manages the fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund. The manager pays the salary of any officer and employee who is employed by both it and the Trust. The manager bears all expenses in connection with the performance of its services.

As compensation for investment management services, the fund pays the manager a fee computed daily and paid monthly at the annual rate of 0.75% of the fund's average daily net assets.

Year 2000 - The investment management services provided to the fund by the manager and the services provided to shareholders by Salomon Smith Barney depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the fund's operations, including the handling of securities trades, pricing and account services. The manager and Salomon Smith Barney have advised the fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the manager has been advised by the fund's custodian, transfer agent, distributor and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the manager, Salomon Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair fund services at that time.


Counsel and Auditors

Willkie Farr & Gallagher serves as legal counsel to the trust. The trustees who are not "interested persons" of the trust have selected Stroock & Stroock & Lavan LLP as their counsel.

KPMG LLP, independent auditors, 345 Park Avenue, New York, New York 10154, have been selected to serve as auditors of the trust and to render opinions on the fund's financial statements for the fiscal year ending November 30, 1999.

Portfolio Transactions

Decisions to buy and sell securities for the fund are made by the manager, subject to the overall review of the trust's board of trustees. Although investment decisions for the fund are made independently from those of the other accounts managed by the manager, investments of the type that the fund may make also may be made by those other accounts. When the fund and one or more other accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained or disposed of by the fund.

Allocation of transactions on behalf of the fund, including their frequency, to various dealers is determined by the manager in its best judgment and in a manner deemed fair and reasonable to the fund's shareholders. The primary considerations of the manager in allocating transactions are availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers that provide supplemental investment research and statistical or other services to the manager may receive orders for portfolio transactions by the fund. Information so received is in addition to, and not in lieu of, services required to be performed by the manager, and the fees of the manager are not reduced as a consequence of their receipt of the supplemental information. The information may be useful to the manager in serving both the fund and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the manager in carrying out its obligations to the fund.

The fund will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the manager is a member, except to the extent permitted by the SEC. Under certain circumstances, the fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation.

The Trust has paid the following in brokerage commissions for portfolio transactions since its commencement of operations: $______ in 1997 and $______ in 1998. Portfolio securities transactions on behalf of the fund are placed by the manager with a number of brokers and dealers, including Salomon Smith Barney. Salomon Smith Barney has advised the fund that in transactions with the fund, Salomon Smith Barney charges a commission rate at least as favorable as the rate that Salomon Smith Barney charges its comparable unaffiliated customers in similar transactions.

Portfolio Turnover

While the fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 100%, it has in the past exceeded 100%. The rate of turnover will not be a limiting factor, however, when the fund deems it desirable to sell or purchase securities. This policy should not result in higher brokerage commissions to the fund, as purchases and sales of portfolio securities are usually effected as principal transactions. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality purchased at approximately the same time to take advantage of what the fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of tax-exempt securities.

The portfolio turnover rate for the period ended November 30, 1998 was __%.

PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase. See the Prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.


Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:



Amount of
Investment

Sales Charge
as a %
of
Transaction

Sales Charge
as a %
of Amount
Invested
Dealers'
Reallowance
as %
of Offering
Price
Less than
$25,000
5.00%
5.26%
4.50%
$ 25,000 -
49,999
4.00
4.17
3.60
50,000 -
99,999
3.50
3.63
3.15
100,000 -
249,999
3.00
3.09
2.70
250,000 -
499,999
2.00
2.04
1.80
500,000 and
over
*
*
*

*	Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a Deferred Sales Charge of 1.00% on redemptions made within 12 months of purchase. The Deferred Sales Charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon Smith
Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The Deferred Sales Charge is waived in the same circumstances in which the Deferred Sales Charge applicable to Class B and Class L shares is waived. See "Deferred
Sales Charge Alternatives" and "Waivers of Deferred Sales Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a Deferred Sales Charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a Deferred Sales Charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Until June 22, 2001 purchases of Class L shares by investors who were holders of Class C shares of the fund on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or Deferred Sales Charge and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).

General

Investors may purchase shares from a Salomon Smith Barney Financial Consultant or a Dealer Representative. In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Salomon Smith Barney and Dealer Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data Investor Services Group, Inc. ("First Data" or "transfer agent") are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in the fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under
Section 403(b)(7) or Section 401(c) of the Code, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the fund is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by First Data. Share certificates are issued only upon a shareholder's written request to First Data.

Purchase orders received by the fund or a Salomon Smith Barney Financial Consultant prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or First Data. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith Barney Financial Consultant or a Dealer Representative.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and
(iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) purchases of Class A shares by Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by ''any person'' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of other Smith Barney Mutual Funds that are offered with a sales charge as currently listed under ''Exchange Privilege'' then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other Smith Barney Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date. Please contact a Salomon Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a Deferred Sales Charge of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or First Data for further information.

Deferred Sales Charge Provisions

''Deferred Sales Charge Shares'' are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a Deferred Sales Charge. A Deferred Sales Charge may be imposed on certain redemptions of these shares.

Any applicable Deferred Sales Charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a Deferred Sales Charge to the extent that the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are Deferred Sales Charge Shares are subject to a 1.00% Deferred Sales Charge if redeemed within 12 months of purchase. In circumstances in which the Deferred Sales Charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See ''Purchase of Shares-Smith Barney 401(k) and ExecChoiceTM Programs.''


Year Since Purchase Payment Was
Made

Deferred Sales Charge

First

5.00%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholders as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the Deferred Sales Charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any Deferred Sales Charge will be paid to Salomon Smith Barney.

To provide an example, assume an investor purchased 100 Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The Deferred Sales Charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total Deferred Sales Charge of $9.60.

Waivers of Deferred Sales Charge

The Deferred Sales Charge will be waived on: (a) exchanges (see ''Exchange Privilege''); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see ''Automatic Cash Withdrawal Plan'') (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7,
1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and
(f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any Deferred Sales Charge imposed on the prior redemption.

Deferred Sales Charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney 401(k) and ExecChoiceTM Programs

Investors may be eligible to participate in the Smith Barney 401(k)
Program or the Smith Barney ExecChoiceTM Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating (''Participating Plans'') in these programs.

The fund offers to Participating Plans Class A and Class L shares as investment alternatives under the Smith Barney 401(k) and ExecChoiceTM Programs. Class A and Class L shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class L shares acquired by other investors; however, they are not subject to any initial sales charge or Deferred Sales Charge. Once a Participating Plan has made an initial investment in the fund, all of its subsequent investments in the fund must be in the same Class of shares, except as otherwise described below.

Class A Shares. Class A shares of the fund are offered without any sales charge or Deferred Sales Charge to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

Class L Shares. Class L shares of the fund are offered without any sales charge or Deferred Sales Charge to any Participating Plan that purchases less than $1,000,000 of Class L shares of one or more funds of the Smith Barney Mutual Funds.

401(k) and ExecChoiceTM Plans Opened On or After June 21, 1996. If, at the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program, a Participating Plan's total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. For Participating Plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened. Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five-year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating
Plan qualifies or the end of the eighth year.

401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if a Participating Plan's total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any Participating Plan in the Smith Barney 401(k) or the Smith Barney ExecChoiceTM Programs, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund, regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class L shares of the fund, but instead may acquire Class A shares of the fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating Plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

Determination of Public Offering Price

The fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of the fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class L share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A Deferred Sales Charge, however, is imposed on certain redemptions of Class L shares, and Class A shares when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in each fund's financial statements, incorporated by reference in their entirety into this SAI.


REDEMPTION OF SHARES

The right of redemption of shares of the fund may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Transfer Agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

Distribution in Kind

If the board of trustees of the trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Shareholders may incur brokerage commissions when they subsequently sell those securities.




Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders of the fund who own shares of the fund with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. Any applicable Deferred Sales Charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable Deferred Sales Charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences). To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders of a fund who wish to participate in the Withdrawal Plan and who hold their shares of the fund in certificate form must deposit their share certificates with the transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund involved. A shareholder who purchases shares directly through the transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant.

Waivers Of Deferred Sales Charge

The Deferred Sales Charge will be waived on: (a) exchanges (see "Exchange Privilege" in the prospectus); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan in the prospectus") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2 ; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any Deferred Sales Charge imposed on the prior redemption. Deferred Sales Charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.


Additional Information Regarding Telephone Redemption And Exchange Program

Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

DISTRIBUTOR

Distributor. CFBDS, Inc. serves as the fund's distributor pursuant to a written agreement dated October 8, 1998 (the "Distribution Agreement") which was approved by the fund's Board of Directors, including a majority of the Independent Directors on July 15, 1998. Prior to the merger of Travelers Group, Inc. and Citicorp Inc. on October 8, 1998, Salomon Smith Barney served as the fund's distributor. For the 1996, 1997 and 1998 fiscal years, Salomon Smith Barney, received $500,000, $115,000 and __________, respectively, in sales charges from the sale of Class A shares, and did not reallow any portion thereof to dealers. For the fiscal years ended October 31, 1996, 1997 and 1998, Salomon Smith Barney or its predecessor received from shareholders $119,000, $201,000 and $_________, respectively, in Deferred Sales Charge on the redemption of Class B and Class L shares.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The fund's Board of Directors has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Management and Distribution Agreements for continuance.

For the fiscal year ended October 31, 1998, Salomon Smith Barney incurred distribution expenses totaling approximately $622,346 consisting of approximately $32,428 for advertising, $5,345 for printing and mailing of prospectuses, $302,634 for support services, $277,469 to Salomon Smith Barney Financial Consultants, and $4,470 in accruals for interest on the excess of Salomon Smith Barney expenses incurred in distributing the fund's shares over the sum of the distribution fees and Deferred Sales Charge received by Salomon Smith Barney from the fund.

Distribution Arrangements. To compensate Salomon Smith Barney for the service it provides and for the expense it bears, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the fund's average daily net assets attributable to the Class A, Class B and Class L shares. In addition, the fund pays Salomon Smith Barney a distribution fee with respect to Class B and Class L shares primarily intended to compensate Salomon Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of the fund's average net assets attributable to the shares of the respective Class.

The payments to Salomon Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Salomon Smith Barney at the time of sale and, with respect to Class A, Class B and Class L shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Salomon Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares. Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Salomon Smith Barney and the payments may exceed distribution expenses actually incurred. The fund's Board of Directors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the Deferred Sales Charge.

For the fiscal year ended November 30, 1998, the distributor received approximately $_______ in sales charges for the sale of the fund's Class A shares, and did not reallow any portion thereof to dealers.

For the fiscal year ended November 30, 1998, the distributor received approximately $_______ representing Deferred Sales Charge on redemption of the fund's Class B shares.

For the fiscal year ended November 30, 1998, the distributor received approximately $_______ representing Deferred Sales Charge on redemption of the fund's Class L shares.

When payment is made by the investor before the settlement date, unless otherwise requested in writing by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than Salomon Smith Barney Exchange Reserve fund) of the Smith Barney Mutual funds. If the investor instructs Salomon Smith Barney to invest the funds in a Salomon Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the fund and the money market fund, and affiliates of Salomon Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact that they are receiving fees from both such investment companies for managing these assets, computed on the basis of their average daily net assets. The Trust's Board of Trustees has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Management and Distribution Agreements for continuance.

For the fiscal year ended November 30, 1998, the distributor incurred distribution expenses totaling approximately $_______, consisting of approximately $_______ for advertising, $_______ for printing and mailing of prospectuses, $_______ for support services, $_______ to Salomon Smith Barney Financial Consultants, and $_______ in accruals for interest on the excess of Salomon Smith Barney expenses incurred in distribution of the funds' shares over the sum of the distribution fees and Deferred Sales Charge received by Salomon Smith Barney from the fund. For the fiscal year ended November 30, 1998, the distributor, received $_______ in the aggregate from the Plan.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the board of trustees, including a majority of the trustees who are not interested persons of the trust and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement (the "independent trustees"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the trustees including all of the independent trustees in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the independent trustees or, with respect to any fund, by vote of a majority of the outstanding voting securities of a fund (as defined in the 1940 Act). Pursuant to the Plan, Salomon Smith Barney will provide the board of trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

SERVICE FEES



Year Ended
11/30/98

Class A
$
Class B

Class L



DISTRIBUTION FEES



Year Ended
11/30/98

Class B
 $
Class L



VALUATION OF SHARES

The net asset value per share of the fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the trust in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the fund's board of trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the fund's board of trustees. Amortized cost involves valuing an instrument at its original cost to the fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the fund will be valued at fair value as determined in good faith by the fund's board of trustees.

EXCHANGE PRIVILEGE

Except as noted below, shareholders of any of the Smith Barney Mutual funds may exchange all or part of their shares for shares of the same Class of other Smith Barney Mutual funds, on the basis of relative net asset value per share at the time of exchange as follows:

A. Class A and Class Y shares of the fund may be exchanged without a sales charge for the respective shares of any of the Smith Barney
Mutual funds.

B. Class B shares of any fund may be exchanged without a sales charge. Class B shares of the Fund exchanged for Class B shares of another Smith Barney Mutual Fund will be subject to the higher applicable Deferred Sales Charge of the two funds and, for purposes of calculating Deferred Sales Charge rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

C. Class L shares of any fund may be exchanged without a sales charge. For purposes of Deferred Sales Charge applicability, Class L shares of the fund exchanged for Class C shares of another Smith Barney Mutual fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

The exchange privilege enables shareholders in any Smith Barney Mutual fund to acquire shares of the same Class in a fund with different investment objectives when they believe a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Salomon Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable Deferred Sales Charge, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, the fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney Mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

PERFORMANCE DATA

From time to time the fund may advertise its total return and average annual total return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class L and Class Y shares of the fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

From time to time, the trust may quote a fund's yield or total return in advertisements or in reports and other communications to shareholders.
The trust may include comparative performance information in advertising or marketing the fund's shares. Such performance information may include the following industry and financial publications- Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.

Average Annual Total Return

A fund's "average annual total return," as described below, is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1 + T)n = ERV

	Where:	P	= 	a hypothetical initial payment of
$1,000.

			T	= 	average annual total return.

			n	= 	number of years.

			ERV	=	Ending Redeemable Value of a
hypothetical $1,000 investment made at
the beginning of a 1-, 5- or 10-year
period at the end of a 1-, 5- or 10-
year period (or fractional portion
thereof), assuming reinvestment of all
dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.


Average Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Life
of
fund
Class A2
%
N/A
N/A
%1
Class B3
%
N/A
N/A
%1
Class L4
%
N/A
N/A
%1
Class Y5
%
N/A
N/A
%1
_______________________
	1	Class A, B and L commenced operations on August 29, 1997.  Class Y commenced operations on October 15, 1997.
	2	The average annual total return figure assumes that the maximum
5.00% sales charge has been deducted from the investment at the time of purchase.  If the maximum sales charge had not been deducted, the average annual total return for Class A shares for the same period
would have been [   ]%.

	3	The average annual total return figure assumes that the maximum applicable Deferred Sales Charge has been deducted from the
investment at the time of redemption.  If the maximum Deferred Sales
Charge had not been deducted, the average annual total return for
Class B shares for the same period would have been [    ]%.

	4	The average annual total return figure assumes that the maximum applicable Deferred Sales Charge has been deducted from the
investment at the time of redemption.  If the maximum Deferred Sales
Charge had not been deducted, the average annual total return for
Class L shares for the same period would have been [    ]%.

	5	Class Y shares do not incur sales charges nor Deferred Sales
Charges.

Aggregate Total Return

The fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the fund for the specified period and is computed by the following formula:

ERV - P
P

	Where: 	P 	=	a hypothetical initial payment of $10,000.

			ERV	=	Ending Redeemable Value of a hypothetical $10,000
investment made at the beginning of the 1-,
5- or 10-year period at the end of the 1-,
5- or 10-year period (or fractional portion
thereof), assuming reinvestment of all
dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.


Aggregate Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Life
of
fund
Class A2
%
N/A
N/A
%1
Class B3
%
N/A
N/A
%1
Class L4
%
N/A
N/A
%1
Class Y5
%
N/A
N/A
%1
_______________________
	1	Classes A, B and L commenced operations on August 29, 1997.  Class Y commenced operations on October 15, 1997.

	2	The average annual total return figure assumes that the maximum
5.00% sales charge has been deducted from the investment at the time of purchase.  If the maximum sales charge had not been deducted, the average annual total return for Class A shares for the same period
would have been [   ]%.

	3	The average annual total return figure assumes that the maximum applicable Deferred Sales Charge has been deducted from the
investment at the time of redemption.  If the maximum Deferred Sales
Charge had not been deducted, the average annual total return for
Class B shares for the same period would have been [   ]%.

	4	The average annual total return figure assumes that the maximum applicable Deferred Sales Charge has been deducted from the
investment at the time of redemption.  If the maximum Deferred Sales
Charge had not been deducted, the average annual total return for
Class L shares for the same period would have been [   ]%.

	5	Class Y shares do not incur sales charges nor Deferred Sales
Charges.

Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

TAXES
The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of a fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this Statement of Additional Information, which are subject to change.

The Fund and Its Investments
The fund intends to continue to qualify to be treated as a regulated investment company each taxable year under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities, loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and are determined to be engaged in the same or similar trades or businesses or related trades or businesses. The fund expects that all of its foreign currency gains will be directly related to its principal business of investing in stocks and securities.

As a regulated investment company, the fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long- and short-term capital gains) and its net realized long- and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of the sum of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed in compliance with the Code's timing and other requirements but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute. Furthermore, the fund will be subject to a United States corporate income tax with respect to such distributed amounts in any year that it fails to qualify as a regulated investment company or fails to meet this distribution requirement.
The Code imposes a 4% nondeductible excise tax on the fund to the extent it does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the fund failed to qualify as a regulated investment company for a period greater than one taxable year, the fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.
The fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

The fund's investment in Section 1256 contracts, such as regulated futures contracts, most forward currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.
Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the fund will reduce the return from the fund's investments.

Passive Foreign Investment Companies. If the fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If the fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the fund would be required to obtain certain annual information from the passive foreign investment companies in which it invests, which may be difficult or not possible to obtain.
Recently, legislation was enacted that provides a mark-to-market election for regulated investment companies effective for taxable years beginning after December 31, 1997. This election would result in the fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In this case, the fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the fund, unless revoked with the consent of the IRS. By making the election, the fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC company stock. The fund may have to distribute this "phantom" income and gain to satisfy its distribution requirement and to avoid imposition of the 4% excise tax. The fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by the fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December 31, provided that such dividend is actually paid by the fund during January of the following calendar year. The fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The fund currently expects to distribute any excess annually to its shareholders. However, if the fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who
(a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that the fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Dividends and distributions paid by the fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Distributions in excess of the fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the fund, and as a capital gain thereafter (if the shareholder holds his shares of the fund as capital assets).
Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in the amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.
Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.
If the fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.
If a shareholder incurs a sales charge in acquiring shares of the fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. The fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by the fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Dividends and Distributions") made by the fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.

Other Taxation
Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the fund and its shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund.


ADDITIONAL INFORMATION

The trust was organized on October 17, 1991 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." the trust offers shares of beneficial interest of separate funds with a par value of $.001 per share. the fund offers shares of beneficial interest currently classified into four Classes - A, B, L and Y. Each class of the fund represents an identical interest in the fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to:
(a) the designation of each class; (b) the effect of the respective sales charges; if any, for each class; (c) the distribution and/or service fees borne by each class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each class; and
(g) the conversion feature of the Class B shares. The trust's board of trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

The fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Shareholders of record of no less than two-thirds of the outstanding shares of the trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the trust's outstanding shares and the trust will assist shareholders in calling such a meeting as required by the 1940 Act.

When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

The trust was organized as an unincorporated Massachusetts business trust on October 17, 1991 under the name Shearson Lehman Brothers Intermediate-Term Trust. On October 14, 1994 and August 16, 1995, the Trust's name was changed to Smith Barney Income Trust and Smith Barney Investment Trust, respectively.

PNC Bank, National Association ("PNC"), located at 17th and Chestnut Streets, Philadelphia, Pennsylvania, 19103, serves as the custodian of the fund. Under its custody agreement with the fund, PNC holds the fund's securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transactions charges. The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the trust's transfer agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.


APPENDIX B


The Smith Barney Mutual Fund Family encompasses more than 60 mutual funds, representing approximately $87 billion of shareholder assets under management as of September 30, 1998. This places us among the largest mutual fund companies in the United States. Our portfolio managers average approximately 25 years of experience in the financial field - of which, on average, 18 have been with Smith Barney.

By building a core portfolio of mutual funds with complementary investment styles, individuals can work toward specific goals of capital appreciation, regular income and preservation of investment principal. Your Salomon Smith Barney Financial Consultant can recommend and provide a prospectus for one or more mutual funds designed to help you meet your individual goals for education funding, retirement and changing lifestyle needs.

Smith Barney Mutual Funds provide a broad selection of funds to suit every investment goal, from capital appreciation to preservation of investment principal. Our Family is divided into these main categories:

? Growth: For individuals seeking long-term capital appreciation through investments in common stocks. Some of our growth funds also give equal emphasis to income.

? Taxable Fixed Income:  For individuals seeking current income.

? Tax-Exempt Fixed Income: For individuals seeking a tax-exempt investment that allows them to keep more of what they earn for current spending or future investment.

? Global/International: For individuals seeking to diversify their portfolio to include long-term capital appreciation or income from investments in markets around the world.

? Concert Allocation Series:

We understand that investors can be ________ in how they wish to reach their financial goals. That's why we offer four different Series of funds. Some investors, guided by their Financial Consultant, prefer to take an active role in allocating their investment portfolio. For these investors we offer the Style Pure Series. Others prefer to rely on the asset allocation decisions of experienced portfolio managers, and may fund solutions to their investment needs in our Classic Series. For investors who want to explore opportunities using a narrower focus, we offer the Specialty Series. The Concert Allocation Series allows investors to invest in a diversified "fund of funds."

Style Pure Series Smith Barney mutual funds designated as "Style Pure" are the basic building blocks of asset allocation. Other than maintaining minimal cash, or under extraordinary market conditions, each of these funds is 100% invested, 1005 of the time within its designated asset classes and designated investment style. The Style Pure Series enables you and your Smith Barney Financial Consultant to control your asset allocation decisions using funds managed by experienced portfolio managers.


Global/International Funds

Taxable Fixed Income Funds

Emerging Markets Portfolio

Adjustable Rate Government
Income Fund

European Portfolio

Government Securities Fund

Pacific Portfolio

High Income Fund



Investment Grade Bond Fund

Growth Funds

Managed Governments Fund

Large Cap Blend Fund

Short-Term High Grade Bond Fund

Large Capitalization Growth
Fund

U.S. Government Securities Fund

Large Cap Value Fund



Mid Cap Blend Fund

Tax-Exempt Fixed Income Funds

Small Cap Blend Fund

Limited Term Portfolio



Municipal High Income Fund

Classic Series The "Classic Series" lets you participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Funds in the Smith Barney Classic Series invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.


Global/International Funds

Taxable Fixed Income Funds

Global Government Bond Fund

Diversified Strategic Income
Fund

Hansberger Global Small Cap
Value Fund

Total Return Bond Fund

Hansberger Global Value Fund



International Balanced
Portfolio

Tax-Exempt Fixed Income Funds

International Equity Portfolio

Managed Municipals Fund





Growth Funds



Aggressive Growth Fund



Appreciation Fund



Balanced Fund



Concert Peachtree Growth Fund



Contrarian Fund



Fundamental Value Fund



Premium Total Return Fund



Special Equities Fund



Specialty Series Mutual funds included in Smith Barney's "Specialty Series" explore opportunities in a narrower sector of the market or by using a narrower investment focus.


Growth Funds

State-Specific, Intermediate-
Term Tax-Exempt Fixed Income
Funds

Concert Social Awareness Fund

Intermediate Maturity
California Municipals Fund

Convertible Fund

Intermediate Maturity New York
Municipals Fund

Natural Resources Fund



S&P 500 Index Fund









State-Specific, Tax-Exempt
Fixed Income Funds



Arizona		New Jersey



California		New York



Florida			Oregon



Georgia		Pennsylvania



Massachusetts



Concert Allocation Series These "funds of funds" are designed to provide you with targeted objectives, but at diversification levels that are significantly greater than an investment in a single fund can provide. Currently, available options include Global, High Growth, Growth, Balanced, Conservative and Income Portfolios. These Portfolios' objectives are achieved through stock and bond fund allocations that range from 100% stocks to 10% stocks/90% bonds, allowing you to match "funds of funds" in the Concert Allocation Series with your changing financial goals and risk tolerance.

The Global Portfolio						The Balanced
Portfolio
The High Growth Portfolio					The Conservative
Portfolio
The Growth Portfolio						The Income Portfolio

Help Along the Way

A professionally trained Salomon Smith Barney Financial Consultant is ready, willing and able to serve as a reliable financial guide throughout your financial journey. Talk with your Financial Consultant before you invest in order to help prioritize your goals. Once you've set your sights on clear objectives, rely on the expertise of this dedicated professional to help you determine which investment mix may be suited to your unique circumstances.

Your Financial Consultant knows from experience that allocating assets is a key part of determining the long-term success of investment strategies. As your circumstances and life style change, your Financial Consultant will suggest adjustments to your strategy in order to keep you on the right road and on track for achieving your financial goals.

International Investing
Whether you're a conservative or aggressive investor, just starting to save or nearing retirement, chances are you could benefit from investing a portion of your overall portfolio in international stocks and bonds.
Smith Barney offers a variety of international mutual funds designed to help you gain access to:

Expanded horizons
Today, approximately 55% of the world's stock and bond opportunities are found beyond U.S. boundaries. And non-U.S. markets represent some of the fastest-growing economies in the world.

Potential for higher return
Taken as a whole, foreign markets have outperformed their domestic counterparts on a long-term basis. Foreign markets do not outperform the U.S. every quarter of every year, but they have delivered superior returns over time.

Enhanced diversification
One of the most significant benefits of investing abroad is the potential for reducing risk. Intentionally diversified portfolios tend to experience less overall price volatility than portfolios invested in single markets. Since world markets do not necessarily move in tandem with those of the U.S., many international markets may be on the rise when U.S. markets are down. The net result may be lower overall portfolio volatility and potentially higher investment returns over time. In addition, global/international mutual funds offer convenient access to attractive opportunities not always available to U.S. investors.

Growth Investing
A growth mutual fund can offer you the benefits of professional management, lower volatility as a result of diversification, and affordability in terms of both initial and subsequent investments. If you are a long-term investor, you may be best served by having a significant portion of your assets invested in growth funds, although past performance is not a guarantee of future results and principal value will fluctuate with changes in the market. For younger investors, growth funds may be one of the best ways to grow your assets and help you reach your financial goals. Yet investing for growth is also important for older investors, who should not underestimate the importance of offsetting the effects of inflation and continuing to build financial resources for future needs.

Different types of investments have different rewards and risks associated with them. For example, funds that invest in bonds as well as stocks may be less volatile than funds investing solely in stocks. You may reduce overall investment risk by owning funds that span different market capitalizations and investment styles.

Tax-Exempt Investing: Helping You to Keep More of What You Earn Tax-exempt fixed income funds, also known as "municipal bond mutual funds," seek to provide tax-exempt income by investing in portfolios of selected municipal bonds. Cities, states and municipalities issue municipal bonds to finance ongoing operations and public projects. These tax-exempt funds have remained tax-free and offer the potential to provide shareholders with income and capital growth at levels that may equal or exceed total returns from taxable investments on an after-tax basis.

Maturity and credit quality can be important factors in determining the potential risks and rewards of a municipal bond investment. Longer-term bond funds generally offer higher yields but your principal will be more affected by interest rate changes, and therefore, are more risky. Municipal bonds that are of lower credit quality tend to be riskier because they are subject to credit risk; however, they generally offer higher yields. Tax-exempt funds may be appropriate for investors in high tax brackets. If you are risk-averse, or have shorter-term goals, an intermediate or shorter-term investment may be more appropriate. Investors with longer time horizons or a greater tolerance for risk may benefit from the higher yields offered by longer-term municipal funds.




Smith Barney
Large Capitalization Growth Fund


























Statement of Additional
Information




















SMITH BARNEY
INVESTMENT TRUST
388 Greenwich Street
New York, NY 10013




						SALOMON SMITH BARNEY
						A Member of Citigroup [Symbol]



Smith Barney Mid Cap Blend Fund
SMITH BARNEY INVESTMENT TRUST
388 Greenwich Street
New York, New York 10013
(800) 451-2010


Statement of Additional
Information

March 30, 1999

This Statement of Additional Information ("SAI") is meant to be read in conjunction with the Prospectus of the Smith Barney Mid Cap Blend Fund (the "fund") dated March 30, 1999, as amended or supplemented from time to time (the "Prospectus"), and is incorporated by reference in it entirety into the Prospectus. Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders which are incorporated herein by reference. The prospectus and copies of the reports may be obtained free of charge by contacting a Salomon Smith Barney Financial Consultant, or by writing or calling Salomon Smith Barney at the address or telephone number above. The fund is a separate investment series of Smith Barney Investment Trust (the "trust").

TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES	1
PURCHASE OF SHARES						20
REDEMPTION OF SHARES						24
DISTRIBUTOR							27
VALUATION OF SHARES						29
EXCHANGE PRIVILEGE						30
PERFORMANCE DATA						33
TAXES 								36
ADDITIONAL INFORMATION					38


INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

The prospectus discusses the fund's investment objective and policies. This section contains supplemental information concerning the types of securities and other instruments in which the fund may invest, the investment policies and portfolio strategies the fund may utilize and certain risks associated with these investments, policies and strategies. SSBC Fund Management Inc. ("SSBC" or the "manager") serves as investment manager to the fund.

Under normal market conditions, the fund invests at least 65% of its total assets in equity securities of medium-sized companies with market capitalizations of between $1 billion and $[12] billion at the time of investment. Companies whose capitalization falls outside this range after purchase continue to be considered medium-sized companies for purposes of the 65% policy. Investing in medium-capitalization stocks may involve greater risk than investing in large capitalization stocks since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.

The fund normally invests in all types of equity securities, including common stocks, preferred stocks, securities that are convertible into common or preferred stocks, such as warrants and convertible bonds, and depository receipts for those securities. The fund may maintain a portion of its assets, which will usually not exceed 10%, in U.S. Government securities, money market obligations, and in cash to provide for payment of the fund's expenses and to meet redemption requests. It is the policy of the fund to be as fully invested in equity securities as practicable at all times.

Equity Securities. The fund will normally invest at least 65% of its assets in equity securities, including primarily common stocks and, to a lesser extent, securities convertible into common stock and rights to subscribe for common stock. Common stocks represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.

Convertible Securities. Convertible securities in which a Fund may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock.
When-Issued Securities and Delayed-Delivery Transactions. The fund may purchase securities on a "when-issued" basis, for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) or on a forward commitment basis. The fund does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment goal. These transactions occur when securities are purchased or sold by the fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the fund at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery basis or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.
When the fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash or liquid securities equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the fund's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that the fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Foreign Securities. The fund has the authority to invest up to 25% of its assets in foreign securities (including European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs")) and American
Depository Receipts ("ADRs") or other securities representing underlying shares of foreign companies. EDRs are receipts issued in Europe which evidence ownership of underlying securities issued by a foreign corporations. ADRs are receipts typically issued by an American bank or trust company which evidence a similar ownership arrangement. Generally, ADRs which are issued in registered form, are designed for use in the United States securities markets and EDRs, which are issued in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the U.S. and Europe and are designed for use throughout the world.

There are certain risks involved in investing in securities of companies and governments of foreign nations that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies. The yield of the fund may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the fund, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities. Because the fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S. dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on domestic exchanges, and the expense of maintaining securities with foreign custodians, and the imposition of transfer taxes or transaction charges associated with foreign exchanges. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. The fund may invest in securities of foreign governments (or agencies or subdivisions thereof), and therefore many, if not all, of the foregoing considerations apply to such investments as well. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. In addition, the fund may invest in securities into which they may be converted. The fund also may invest in securities denominated in European Currency Units (ECUs). An ECU is a "basket" consisting of a specified amount of currencies of certain of the twelve member states of the European Community. In addition, the fund may invest in securities denominated in other currency "baskets."

Debt Securities. Debt securities in which the fund may invest include notes, bills, commercial paper, obligations issued or guaranteed by the government or any of its political subdivisions, agencies or instrumentalities, and certificates of deposit. Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

All debt securities are subject to market risk and credit risk. Market risk relates to market-induced changes in a security's value, usually as a result of changes in interest rates. The value of the fund's investments in debt securities will change as the general levels of interest rates fluctuate. During periods of falling interest rates, the value of the fund's debt securities will generally rise. Conversely, during periods of rising interest rates, the value of the fund's debt securities will generally decline. Credit risk relates to the ability of the issuer to make payments of principal and interest. The fund has no restrictions with respect to the maturities or duration of the debt securities it holds. The fund's investment in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than the fund's shorter-term securities.

Money Market Instruments. The fund may invest for temporary defensive purposes in short-term instruments including corporate and government bonds and notes and money market instruments. Short-term instruments in which the fund may invest include obligations of banks having at least $1 billion in assets (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than A-2 by Standard & Poor's Ratings Group or Prime-2 by Moody's Investors Service, Inc. or the equivalent from another nationally recognized statistical rating organization or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the two highest rating categories; and repurchase agreements with respect to any of the foregoing entered into with banks and non-bank dealers approved by the Trust's Board of Trustees. Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

U.S. Government Securities. The fund may invest in U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises. U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. The fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market values of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Repurchase Agreements. The fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the fund's manager. The manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the manager will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The manager will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by the fund under the 1940 Act.
Reverse Repurchase Agreements. The fund may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the fund pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time the fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). The fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

The fund currently intends to invest not more than 33% of its net assets in reverse repurchase agreements.

Lending of Portfolio Securities. Consistent with applicable regulatory requirements, the fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. The fund will not lend portfolio securities to affiliates of the Adviser unless they have applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. Government Securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the fund. From time to time, the fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the fund and that is acting as a "finder."
By lending its securities, the fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Although the generation of income is not the primary investment goal of the fund, income received could be used to pay the fund's expenses and would increase an investor's total return. The fund will adhere to the following conditions whenever its portfolio securities are loaned:
(i) the fund must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral;
(iii) the fund must be able to terminate the loan at any time; (iv) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan.


Illiquid Securities. The fund may invest up to an aggregate amount equal to 10% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Options, Futures and Currency Strategies. The fund may use forward currency contracts and certain options and futures strategies to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the fund. There can be no assurance that such efforts will succeed.

In order to assure that the fund will not be deemed to be a "commodity pool" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that the fund enter into transactions in futures contracts and options on futures only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liquidation value of the fund's assets. To attempt to hedge against adverse movements in exchange rates between currencies, the fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the manager anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made ("transaction hedging"). Further, when the manager believes that a particular currency may decline compared to the U.S. dollar or another currency, the fund may enter into a forward contract to sell the currency the manager expects to decline in an amount approximating the value of some or all of the fund's securities denominated in that currency, or when the manager believes that one currency may decline against a currency in which some or all of the portfolio securities held by the fund are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount ("position hedging"). In this situation, the fund may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where the investment manager believes that the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the fund are denominated ("cross hedging"). The fund's custodian places (i) cash, (ii) U.S. Government securities or (iii) equity securities or debt securities (of any grade) in certain currencies provided such assets are liquid, unencumbered and marked to market daily, or other high-quality debt securities denominated in certain currencies in a separate account of the fund having a value equal to the aggregate account of the fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the amount will equal the amount of the fund's commitments with respect to such contracts.

For hedging purposes, the fund may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by the fund or which the manager intends to include in its portfolio. The fund also may use interest rates futures contracts and options thereon to hedge against changes in the general level in interest rates.

The fund may write call options on securities and currencies only if they are covered, and such options must remain covered so long as the fund is obligated as a writer. A call option written by the fund is "covered" if the fund owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the fund holds on a share-for-share basis a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the fund in cash, Treasury bills or other high-grade, short-term obligations in a segregated account with its custodian.

The fund may purchase put and call options in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired. In the event that the expected changes occur, the fund may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the options purchased. The risk assumed by the fund in connection with such transactions is limited to the amount of the premium and related transaction costs associated with the option, although the fund may be required to forfeit such amounts in the event that the prices of securities underlying the options do not move in the direction or to the extent anticipated.

Although the portfolio might not employ the use of forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include: dependence on the manager's ability to predict movements in the prices of individual debt securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets, imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the fund invests; lack of assurance that a liquid market will exist for any particular option, futures contract or options thereon at any particular time and possible need to defer or accelerate closing out certain options, futures contracts and options thereon in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code").

Over-the-counter options in which the fund may invest differ from exchange traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

Options on Securities. As discussed more generally above, the fund may engage in the writing of covered call options. The fund may also purchase put options and enter into closing transactions.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively.

The fund may write (a) in-the-money call options when MMC expects the price of the underlying security to remain flat or decline moderately during the option period, (b) at-the-money call options when MMC expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when MMC expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

So long as the obligation of the fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. The fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation ("Clearing Corporation") or similar clearing corporation and the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The fund expects to write options only on national securities exchanges or in the over-the-counter market. The fund may purchase put options issued by the Clearing Corporation or in the over-the-counter market.

The fund may realize a profit or loss upon entering into a closing transaction. In cases in which the fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the fund initially paid for the original option plus the related transaction costs.

Although the fund generally will purchase or write only those options for which MMC believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the fund and other clients of MMC and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

In the case of options written by the fund that are deemed covered by virtue of the fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, the fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk because the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Although MMC will attempt to take appropriate measures to minimize the risks relating to the fund's writing of call options and purchasing of put and call options, there can be no assurance that the fund will succeed in its option-writing program.

Stock Index Options. As described generally above, the fund may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or the Canadian Market Portfolio Index, or a narrower market index such as the Standard & Poor's 100. Indexes also are based on an industry or market segment such as the American Stock Exchange Oil and Gas Index or the Computer and Business Equipment Index.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the fund of options on stock indexes will be subject to MMC's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts and Options on Futures Contracts. As described generally above, the fund may invest in stock index futures contracts and options on futures contracts that are traded on a domestic exchange or board of trade. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The primary purpose of entering into a futures contract by the fund is to protect the fund from fluctuations in the value of securities without actually buying or selling the securities. The fund may enter into futures contracts and options on futures to seek higher investment returns when a futures contract is priced more attractively than stocks comprising a benchmark index, to facilitate trading or to reduce transaction costs. The fund will only enter into futures contracts and options on futures contracts that are traded on a domestic exchange and board of trade. Assets committed to futures contracts will be segregated at the fund's custodian to the extent required by law.

The purpose of entering into a futures contract by the fund is to protect the fund from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the fund anticipates an increase in the price of stocks that it intends to purchase at a later time, the fund could enter into contracts to purchase the stock index (known as taking a "long" position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the fund's not participating in a market advance. The fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a "short" position) as it purchases individual stocks. The fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.

No consideration will be paid or received by the fund upon the purchase or sale of a futures contract. Initially, the fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the fund, upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the fund enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account with the fund's custodian an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the fund is subject to the ability of MMC to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance that there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although the fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

Investment Restrictions

The investment restrictions numbered 1 through 7 below and the fund's investment objective have been adopted by the trust as fundamental policies of the fund. Under the 1940 Act, a fundamental policy may not be changed with respect to a fund without the vote of a majority of the outstanding voting securities of the fund. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a fund meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (b) more than 50% of outstanding shares. The remaining restrictions may be changed by a vote of a majority of the trust's board of trustees at any time.

Under the investment restrictions adopted by the trust with respect to the fund: The fund will not

	1.	Invest in a manner that would cause it to fail to be a
"diversified company" under the 1940 Act and the rules, regulations and orders thereunder.

	2.	Issue "senior securities" as defined in the 1940 Act, and
the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

	3.	Invest more than 25% of its total assets in securities, the
issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

	4.	Borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in
(a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

	5.	Make loans.  This restriction does not apply to: (a) the
purchase of debt obligations in which the fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

	6.	Engage in the business of underwriting securities issued by
other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7.	Purchase or sell real estate, real estate mortgages,
commodities or commodity contracts, but this restriction shall not prevent the fund from: (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the funds' investment objective and policies); or (d) investing in real estate investment trust securities.

	8.	Purchase any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

	9.	Invest in oil, gas or other mineral exploration or development programs.

	10.	Purchase or otherwise acquire any security if, as a result,
more than 15% of its net assets would be invested in securities that are illiquid.

	11.	Invest for the purpose of exercising control of management.


TRUSTEES AND EXECUTIVE OFFICERS OF THE TRUST

The names of the trustees of the trust and executive officers of the fund, together with information as to their principal business occupations, are set forth below. The executive officers of the fund are employees of organizations that provide services to the fund. Each Trustee who is an "interested person" of the trust, as defined in the 1940 Act, is indicated by an asterisk.

Herbert Barg (Age 75). Private Investor. His address is 273 Montgomery Avenue, Bala Cynwyd, Pennsylvania 19004.

Alfred J. Bianchetti (Age 76). Retired; formerly Senior Consultant to Dean Witter Reynolds Inc. His address is 19 Circle End Drive, Ramsey, New Jersey 07466.

Martin Brody (Age 77). Consultant, HMK Associates; Retired Vice Chairman of the Board of Restaurant Associates Corp. His address is c/o HMK Associates, 30 Columbia Turnpike, Florham Park, New Jersey 07932.

Dwight B. Crane (Age 61). Professor, Harvard Business School. His address is c/o Harvard Business School, Soldiers Field Road, Boston, Massachusetts 02163.

Burt N. Dorsett (Age 68). Managing Partner of Dorsett McCabe Management. Inc., an investment counseling firm; Director of Research Corporation Technologies, Inc., a nonprofit patent clearing and licensing firm. His address is 201 East 62nd Street, New York, New York 10021.

Elliot S. Jaffe (Age 72). Chairman of the Board and President of The Dress Barn, Inc. His address is 30 Dunnigan Drive, Suffern, New York 10901.

Stephen E. Kaufman (Age 67). Attorney. His address is 277 Park Avenue, New York, New York 10172.

Joseph J. McCann (Age 68). Financial Consultant; Retired Financial Executive, Ryan Homes, Inc. His address is 200 Oak Park Place,
Pittsburgh, Pennsylvania 15243.

*Heath B. McLendon Chairman of the Board and Investment Officer (Age 65). Managing Director of Salomon Smith Barney, Inc., Chairman of the Board of Smith Barney Strategy Advisers Inc. and President of SSBC and Travelers Investment Adviser, Inc. ("TIA"); Chairman or Co-Chariman of the Board of 59 investment companies associated with Salomon Smith Barney. His address is 388 Greenwich Street, New York, New York 10013.

Cornelius C. Rose, Jr. (Age 65). President, Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance Learning Systems, an educational consultant. His address is Meadowbrook Village, Building 4, Apt 6, West Lebanon, New Hampshire 03784.

*Lewis E. Daidone, Senior Vice President and Treasurer (Age 41). Managing Director of Salomon Smith Barney, Chief Financial Officer of the Smith Barney Mutual funds; Director and Senior Vice President of SSBC and TIA.

Lawrence Weissman, Vice President and Investment Officer (Age   ).
Managing Director of Salomon Smith Barney. Investment Officer of SSBC. Priro to 1998, he was with TIAA-CREFF

*Christina T. Sydor, Secretary (Age 47), Managing Director of Salomon Smith Barney. General Counsel and Secretary of SSBC and TIA.

* Designates an "interested person" as defined in the Investment Company Act of 1940, as amended (the "1940 Act") whose business address is 388 Greenwich Street, New York, New York 10013. Such person is not separately compensated for services as a fund officer or Trustee.

As of January 15, 1999 the trustees and officers owned, in the aggregate, less than 1% of the outstanding shares of each of the funds.
No officer, director or employee of Salomon Smith Barney or any of its affiliates receives any compensation from the trust for serving as an officer of the fund or trustee of the trust. The trust pays each trustee who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $4,000 per annum plus $500 per in-person meeting and $100 per telephonic meeting. All trustees are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings.

The following table contains a list of shareholders who of record or beneficially owned at least 5% of the outstanding shares of a particular class of shares of a fund as of January 15, 1999.

CLASS Y
PERCENTAGE OF SHARES

Smith Barney Concert Series, Inc.
Growth Portfolio
PNC Bank NA
200 Stevens Drive, Suite 440
Attn: Beverly Timson
Lester, PA 19113
Owned 2,981,907.611(50.22%) shares

Smith Barney Concert Series, Inc.
High Growth Portfolio
PNC Bank NA
200 Stevens Drive, Suite 440
Attn: Beverly Timson
Lester, PA 19113
Owned 2,326,088.278(39.17%) shares

Smith Barney Concert Series, Inc.
Select Growth Portfolio
PNC Bank NA
200 Stevens Drive, Suite 440
Attn: Beverly Timson
Lester, PA 19113
Owned 396,491.485(6.68%) shares

For the fiscal year ended November 30, 1998, the Trustees of the fund were paid the following compensation:

Name of Person

Aggregate
Compensation
from fund #

Total
Pension or
Retirement
Benefits
Accrued as
part of
fund
Expenses

Compensatio
n from fund
and fund
Complex
Paid to
Trustees

Number of
funds for
Which Trustees
Serves Within
fund Complex


Herbert Barg

$

$

$


Alfred Bianchetti*
-
-
-

Martin Brody




Dwight B. Crane




Burt N. Dorsett




Elliot S. Jaffe




Stephen E. Kaufman




Joseph J. McCann




Heath B. McLendon*
-
-
-

Cornelius C. Rose, Jr.




_________________
* 	Designated an "interested" trustee.
#	Upon attainment of age 80, fund trustees are required to change to emeritus status. Trustees Emeritus are entitled to serve in emeritus status for a maximum of 10 years, during which time they are paid
50% of the annual retainer fee and meeting fees otherwise applicable to fund trustees, together with reasonable out-of-pocket expenses for each meeting attended. A Trustee Emeritus may attend meetings but has no voting rights. During the fund's last fiscal year, aggregate compensation paid by the fund to trustees achieving emeritus status totaled $11,423

Investment Manager - SSBC

SSBC (formerly known as Mutual Management Corp) serves as investment manager to the fund pursuant to an investment management agreement (the "Investment Management Agreement") with the trust which was approved by the board of trustees, including a majority of trustees who are not "interested persons" of the trust or the manager. The manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. ("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). Subject to the supervision and direction of the trust's board of trustees, the manager manages the fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund. The manager pays the salary of any officer and employee who is employed by both it and the trust. The manager bears all expenses in connection with the performance of its services.

As compensation for investment management services, the fund pays the manager a fee computed daily and paid monthly at the annual rate of 0.75% of the fund's average daily net assets.

The management fee paid by the fund in fiscal year ended November 31, 1998 was $

Year 2000 - The investment management services provided to the fund by the manager and the services provided to shareholders by Salomon Smith Barney depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot recognize the year 2000, but revert to 1900 or some other date, due to the manner in which dates were encoded and calculated. That failure could have a negative impact on the fund's operations, including the handling of securities trades, pricing and account services. The manager and Salomon Smith Barney have advised the fund that they have been reviewing all of their computer systems and actively working on necessary changes to their systems to prepare for the year 2000 and expect that their systems will be compliant before that date. In addition, the manager has been advised by the fund's custodian, transfer agent, distributor and accounting service agent that they are also in the process of modifying their systems with the same goal. There can, however, be no assurance that the manager, Salomon Smith Barney or any other service provider will be successful, or that interaction with other non-complying computer systems will not impair fund services at that time.

Counsel and Auditors

Willkie Farr & Gallagher serves as legal counsel to the trust. The trustees who are not "interested persons" of the trust have selected Stroock & Stroock & Lavan LLP as their counsel.

KPMG LLP, independent auditors, 345 Park Avenue, New York, New York 10154, have been selected to serve as auditors of the trust and to render opinions on the fund's financial statements for the fiscal year ending November 30, 1999.

Portfolio Transactions

Decisions to buy and sell securities for the fund are made by the manager, subject to the overall review of the trust's board of trustees. Although investment decisions for the fund are made independently from those of the other accounts managed by the manager, investments of the type that the fund may make also may be made by those other accounts. When the fund and one or more other accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained or disposed of by the fund.

Allocation of transactions on behalf of the fund, including their frequency, to various dealers is determined by the manager in its best judgment and in a manner deemed fair and reasonable to the fund's shareholders. The primary considerations of the manager in allocating transactions are availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers that provide supplemental investment research and statistical or other services to the manager may receive orders for portfolio transactions by the fund. Information so received is in addition to, and not in lieu of, services required to be performed by the manager, and the fees of the manager are not reduced as a consequence of their receipt of the supplemental information. The information may be useful to the manager in serving both the fund and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the manager in carrying out its obligations to the fund.

The fund will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the manager is a member, except to the extent permitted by the SEC. Under certain circumstances, the fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation.

The Trust has paid the following in brokerage commissions for portfolio transactions since its commencement of operations: $______ in 1998. Portfolio securities transactions on behalf of the fund are placed by the manager with a number of brokers and dealers, including Salomon Smith Barney. Salomon Smith Barney has advised the fund that in transactions with the fund, Salomon Smith Barney charges a commission rate at least as favorable as the rate that Salomon Smith Barney charges its comparable unaffiliated customers in similar transactions.

Portfolio Turnover

The fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 100%. The rate of turnover will not be a limiting factor, however, when the fund deems it desirable to sell or purchase securities. This policy should not result in higher brokerage commissions to the fund, as purchases and sales of portfolio securities are usually effected as principal transactions. Securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another security of comparable quality purchased at approximately the same time to take advantage of what the fund believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of tax-exempt securities.

PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase. See the Prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.


Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:



Amount of
Investment

Sales Charge
as a %
of
Transaction

Sales Charge
as a %
of Amount
Invested
Dealers'
Reallowance
as %
of Offering
Price
Less than
$25,000
5.00%
5.26%
4.50%
$ 25,000 -
49,999
4.00
4.17
3.60
50,000 -
99,999
3.50
3.63
3.15
100,000 -
249,999
3.00
3.09
2.70
250,000 -
499,999
2.00
2.04
1.80
500,000 and
over
*
*
*

*	Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a Deferred Sales Charge of 1.00% on redemptions made within 12 months of purchase. The Deferred Sales Charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon Smith
Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The Deferred Sales Charge is waived in the same circumstances in which the Deferred Sales Charge applicable to Class B and Class L shares is waived. See "Deferred
Sales Charge Alternatives" and "Waivers of Deferred Sales Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a Deferred Sales Charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a Deferred Sales Charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Until June 22, 2001 purchases of Class L shares by investors who were holders of Class C shares of the fund on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or Deferred Sales Charge and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).

General

Investors may purchase shares from a Salomon Smith Barney Financial Consultant or a Dealer Representative. In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Salomon Smith Barney and Dealer Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at First Data Investor Services Group, Inc. ("First Data" or "transfer agent") are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in the fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under
Section 403(b)(7) or Section 401(c) of the Code, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the fund is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by First Data. Share certificates are issued only upon a shareholder's written request to First Data.

Purchase orders received by the fund or a Salomon Smith Barney Financial Consultant prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or First Data is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or First Data. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith Barney Financial Consultant or a Dealer Representative.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and
(iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) purchases of Class A shares by Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by ''any person'' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of other Smith Barney Mutual Funds that are offered with a sales charge as currently listed under ''Exchange Privilege'' then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other Smith Barney Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the options of the investor, up to 90 days before such date. Please contact a Salomon Smith Barney Financial Consultant or First Data to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a Deferred Sales Charge of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or First Data for further information.

Deferred Sales Charge Provisions

''Deferred Sales Charge Shares'' are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a Deferred Sales Charge. A Deferred Sales Charge may be imposed on certain redemptions of these shares.

Any applicable Deferred Sales Charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a Deferred Sales Charge to the extent that the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are Deferred Sales Charge Shares are subject to a 1.00% Deferred Sales Charge if redeemed within 12 months of purchase. In circumstances in which the Deferred Sales Charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See ''Purchase of Shares-Smith Barney 401(k) and ExecChoiceTM Programs.''


Year Since Purchase Payment Was
Made

Deferred Sales Charge

First

5.00%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholders as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the Deferred Sales Charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any Deferred Sales Charge will be paid to Salomon Smith Barney.

To provide an example, assume an investor purchased 100 Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The Deferred Sales Charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of Deferred Sales Charge

The Deferred Sales Charge will be waived on: (a) exchanges (see ''Exchange Privilege''); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see ''Automatic Cash Withdrawal Plan'') (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7,
1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and
(f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any Deferred Sales Charge imposed on the prior redemption.

Deferred Sales Charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by First Data in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney 401(k) and ExecChoiceTM Programs

Investors may be eligible to participate in the Smith Barney 401(k)
Program or the Smith Barney ExecChoiceTM Program. To the extent applicable, the same terms and conditions, which are outlined below, are offered to all plans participating (''Participating Plans'') in these programs.

The fund offers to Participating Plans Class A and Class L shares as investment alternatives under the Smith Barney 401(k) and ExecChoiceTM Programs. Class A and Class L shares acquired through the Participating Plans are subject to the same service and/or distribution fees as the Class A and Class L shares acquired by other investors; however, they are not subject to any initial sales charge or Deferred Sales Charge. Once a Participating Plan has made an initial investment in the fund, all of its subsequent investments in the fund must be in the same Class of shares, except as otherwise described below.

Class A Shares. Class A shares of the fund are offered without any sales charge or Deferred Sales Charge to any Participating Plan that purchases $1,000,000 or more of Class A shares of one or more funds of the Smith Barney Mutual Funds.

Class L Shares. Class L shares of the fund are offered without any sales charge or Deferred Sales Charge to any Participating Plan that purchases less than $1,000,000 of Class L shares of one or more funds of the Smith Barney Mutual Funds.

401(k) and ExecChoiceTM Plans Opened On or After June 21, 1996. If, at the end of the fifth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program, a Participating Plan's total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the Participating Plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. For Participating Plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened. Such Participating Plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the Participating Plan does not qualify for the five-year exchange to Class A shares, a review of the Participating Plan's holdings will be performed each quarter until either the Participating
Plan qualifies or the end of the eighth year.

401(k) Plans Opened Prior to June 21, 1996. In any year after the date a Participating Plan enrolled in the Smith Barney 401(k) Program, if a Participating Plan's total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the Participating Plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any Participating Plan in the Smith Barney 401(k) or the Smith Barney ExecChoiceTM Programs, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund, regardless of asset size, at the end of the eighth year after the date the Participating Plan enrolled in the Smith Barney 401(k) Program. Such Plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a Participating Plan will not be eligible to acquire additional Class L shares of the fund, but instead may acquire Class A shares of the fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating Plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

Determination of Public Offering Price

The fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of the fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class L share (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A Deferred Sales Charge, however, is imposed on certain redemptions of Class L shares, and Class A shares when purchased in amounts exceeding $500,000. The method of computation of the public offering price is shown in each fund's financial statements, incorporated by reference in their entirety into this SAI.

REDEMPTION OF SHARES

The right of redemption of shares of the fund may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. (the "NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to First Data together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. First Data may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until First Data receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Transfer Agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days or more.

Distribution in Kind

If the board of trustees of the trust determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders of the fund who own shares of the fund with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment. Any applicable Deferred Sales Charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable Deferred Sales Charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences). To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders of a fund who wish to participate in the Withdrawal Plan and who hold their shares of the fund in certificate form must deposit their share certificates with the transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund involved. A shareholder who purchases shares directly through the transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant.

WAIVERS OF Deferred Sales Charge

The Deferred Sales Charge will be waived on: (a) exchanges (see "Exchange Privilege" in the prospectus); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash Withdrawal Plan in the prospectus") (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2 ; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney Mutual funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any Deferred Sales Charge imposed on the prior redemption. Deferred Sales Charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

ADDITIONAL INFORMATION REGARDING TELEPHONE REDEMPTION AND EXCHANGE
PROGRAM.

Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

DISTRIBUTOR

CFBDS, Inc. serves as the fund's distributor pursuant to a written agreement dated October 8, 1998 (the "Distribution Agreement") which was approved by the fund's Board of Directors, including a majority of the Independent Directors on July 15, 1998. Prior to the merger of Travelers Group, Inc. and Citicorp Inc. on October 8, 1998, Salomon Smith Barney served as the fund's distributor. For the 1996, 1997 and 1998 fiscal years, Salomon Smith Barney, received $500,000, $115,000 and __________, respectively, in sales charges from the sale of Class A shares, and did not reallow any portion thereof to dealers. For the fiscal years ended October 31, 1996, 1997 and 1998, Salomon Smith Barney or its predecessor received from shareholders $119,000, $201,000 and $_________, respectively, in Deferred Sales Charge on the redemption of Class B and Class L shares.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The fund's Board of Directors has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Management and Distribution Agreements for continuance.

For the fiscal year ended October 31, 1998, Salomon Smith Barney incurred distribution expenses totaling approximately $622,346 consisting of approximately $32,428 for advertising, $5,345 for printing and mailing of prospectuses, $302,634 for support services, $277,469 to Salomon Smith Barney Financial Consultants, and $4,470 in accruals for interest on the excess of Salomon Smith Barney expenses incurred in distributing the fund's shares over the sum of the distribution fees and Deferred Sales Charge received by Salomon Smith Barney from the fund.

Distribution Arrangements. To compensate Salomon Smith Barney for the service it provides and for the expense it bears, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the fund's average daily net assets attributable to the Class A, Class B and Class L shares. In addition, the fund pays Salomon Smith Barney a distribution fee with respect to Class B and Class L shares primarily intended to compensate Salomon Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. The Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of the fund's average net assets attributable to the shares of the respective Class.

The following service and distribution fees were incurred pursuant to a Distribution Plan during the periods indicated:

Pursuant to a plan of distribution adopted by the fund under Rule 12b-1 under the 1940 Act (the "Plan"), Salomon Smith Barney is paid an annual service fee with respect to Class A, Class B and Class L shares of the fund at the annual rate of 0.25% of the average daily net assets of the
respective Class.   Salomon Smith Barney is also paid an annual
distribution fee with respect to Class B and Class L shares at the annual rate of 0.75% of the average daily net assets attributable to those Classes. Class B shares which automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to distribution fees. The fees are used by Salomon Smith Barney to pay its Financial Consultants for servicing shareholder accounts and, in the case of Class B and Class L shares, to cover expenses primarily intended to result in the sale of those shares. These expenses include: advertising; the cost of printing and mailing prospectuses to potential investors; payments to and expenses of Salomon Smith Barney Financial Consultants and other persons who provide support services in connection with the distribution of shares; interest and/or carrying charges; and indirect and overhead costs of Salomon Smith Barney associated with the sale of fund shares, including lease, utility, communications and sales promotion expenses.

The payments to Salomon Smith Barney Financial Consultants for selling shares of a Class include a commission or fee paid by the investor or Salomon Smith Barney at the time of sale and, with respect to Class A, Class B and Class L shares, a continuing fee for servicing shareholder accounts for as long as a shareholder remains a holder of that Class. Salomon Smith Barney Financial Consultants may receive different levels of compensation for selling different Classes of shares. Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by Salomon Smith Barney and the payments may exceed distribution expenses actually incurred. The fund's Board of Directors will evaluate the appropriateness of the Plan and its payment terms on a continuing basis and in so doing will consider all relevant factors, including expenses borne by Smith Barney, amounts received under the Plan and proceeds of the Deferred Sales Charge.

For the fiscal year ended November 30, 1998, the distributor received approximately $_______ in sales charges for the sale of the fund's Class A shares, and did not reallow any portion thereof to dealers.

For the fiscal year ended November 30, 1998, the distributor received approximately $_______ representing Deferred Sales Charge on redemption of the fund's Class B shares.

For the fiscal year ended November 30, 1998, the distributor received approximately $_______ representing Deferred Sales Charge on redemption of the fund's Class L shares.

When payment is made by the investor before the settlement date, unless otherwise requested in writing by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The investor may designate another use for the funds prior to settlement date, such as an investment in a money market fund (other than Salomon Smith Barney Exchange Reserve fund) of the Smith Barney Mutual funds. If the investor instructs Salomon Smith Barney to invest the funds in a Salomon Smith Barney money market fund, the amount of the investment will be included as part of the average daily net assets of both the fund and the money market fund, and affiliates of Salomon Smith Barney that serve the funds in an investment advisory or administrative capacity will benefit from the fact that they are receiving fees from both such investment companies for managing these assets, computed on the basis of their average daily net assets. The Trust's Board of Trustees has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Management and Distribution Agreements for continuance.

For the fiscal year ended November 30, 1998, the distributor incurred distribution expenses totaling approximately $_______, consisting of approximately $_______ for advertising, $_______ for printing and mailing of prospectuses, $_______ for support services, $_______ to Salomon Smith Barney Financial Consultants, and $_______ in accruals for interest on the excess of Salomon Smith Barney expenses incurred in distribution of the funds' shares over the sum of the distribution fees and Deferred Sales Charge received by Salomon Smith Barney from the fund. For the fiscal year ended November 30, 1998, the distributor, received $_______ in the aggregate from the Plan.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the board of trustees, including a majority of the trustees who are not interested persons of the trust and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution Agreement (the "independent trustees"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the trustees including all of the independent trustees in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the independent trustees or, with respect to any fund, by vote of a majority of the outstanding voting securities of a fund (as defined in the 1940 Act). Pursuant to the Plan, Salomon Smith Barney will provide the board of trustees with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

SERVICE FEES



Year Ended
11/30/98

Class A
$
Class B

Class L



DISTRIBUTION FEES



Year Ended
11/30/98

Class B
 $
Class L



VALUATION OF SHARES

The net asset value per share of the fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the trust in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the fund's board of trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the fund's board of trustees. Amortized cost involves valuing an instrument at its original cost to the fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the fund will be valued at fair value as determined in good faith by the fund's board of trustees.

EXCHANGE PRIVILEGE

Except as noted below, shareholders of any of the Smith Barney Mutual funds may exchange all or part of their shares for shares of the same Class of other Smith Barney Mutual funds, on the basis of relative net asset value per share at the time of exchange as follows:

A. Class A and Class Y shares of the fund may be exchanged without a sales charge for the respective shares of any of the Smith Barney
Mutual funds.

B. Class B shares of any fund may be exchanged without a sales charge. Class B shares of the fund exchanged for Class B shares of another Smith Barney Mutual Fund will be subject to the higher applicable Deferred Sales Charge of the two funds and, for purposes of calculating Deferred Sales Charge rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

C. Class L shares of any fund may be exchanged without a sales charge. For purposes of Deferred Sales Charge applicability, Class L shares of the fund exchanged for Class C shares of another Smith Barney Mutual fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

The exchange privilege enables shareholders in any Smith Barney Mutual fund to acquire shares of the same Class in a fund with different investment objectives when they believe a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Salomon Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable Deferred Sales Charge, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding the Exchange Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, the fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney Mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

PERFORMANCE DATA

From time to time the fund may advertise its total return and average annual total return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class L and Class Y shares of the fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

From time to time, the trust may quote a fund's yield or total return in advertisements or in reports and other communications to shareholders.
The trust may include comparative performance information in advertising or marketing the fund's shares. Such performance information may include the following industry and financial publications- Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.

Average Annual Total Return

A fund's "average annual total return," as described below, is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1 + T)n = ERV

	Where:	P	= 	a hypothetical initial payment of
$1,000.

			T	= 	average annual total return.

			n	= 	number of years.

			ERV	=	Ending Redeemable Value of a
hypothetical $1,000 investment made at
the beginning of a 1-, 5- or 10-year
period at the end of a 1-, 5- or 10-
year period (or fractional portion
thereof), assuming reinvestment of all
dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.


Average Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Life
of
fund
Class A2
%
N/A
N/A
%1
Class B3
%
N/A
N/A
%1
Class L4
%
N/A
N/A
%1
Class Y5
%
N/A
N/A
%1
_______________________
	1	Class A, B and L commenced operations on [             ].  Class Y
commenced operations on [                  ].

	2	The average annual total return figure assumes that the maximum
5.00% sales charge has been deducted from the investment at the time of purchase.  If the maximum sales charge had not been deducted, the average annual total return for Class A shares for the same period
would have been [   ]%.

	3	The average annual total return figure assumes that the maximum applicable Deferred Sales Charge has been deducted from the
investment at the time of redemption.  If the maximum Deferred Sales
Charge had not been deducted, the average annual total return for
Class B shares for the same period would have been [    ]%.

	4	The average annual total return figure assumes that the maximum applicable Deferred Sales Charge has been deducted from the
investment at the time of redemption.  If the maximum Deferred Sales
Charge had not been deducted, the average annual total return for
Class L shares for the same period would have been [    ]%.

	5	Class Y shares do not incur sales charges nor Deferred Sales
Charges.

Aggregate Total Return

The fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the fund for the specified period and is computed by the following formula:

ERV - P
P

	Where: 	P 	=	a hypothetical initial payment of $10,000.

			ERV	=	Ending Redeemable Value of a hypothetical $10,000
investment made at the beginning of the 1-,
5- or 10-year period at the end of the 1-,
5- or 10-year period (or fractional portion
thereof), assuming reinvestment of all
dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.


Aggregate Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Life
of
fund
Class A2
%
N/A
N/A
%1
Class B3
%
N/A
N/A
%1
Class L4
%
N/A
N/A
%1
Class Y5
%
N/A
N/A
%1
_______________________
	1	Classes A, B and L commenced operations on [                ].
Class Y commenced operations on [                  ].

	2	The average annual total return figure assumes that the maximum
5.00% sales charge has been deducted from the investment at the time of purchase.  If the maximum sales charge had not been deducted, the average annual total return for Class A shares for the same period
would have been [   ]%.

	3	The average annual total return figure assumes that the maximum applicable Deferred Sales Charge has been deducted from the
investment at the time of redemption.  If the maximum Deferred Sales
Charge had not been deducted, the average annual total return for
Class B shares for the same period would have been [   ]%.

	4	The average annual total return figure assumes that the maximum applicable Deferred Sales Charge has been deducted from the
investment at the time of redemption.  If the maximum Deferred Sales
Charge had not been deducted, the average annual total return for
Class L shares for the same period would have been [   ]%.

	5	Class Y shares do not incur sales charges nor Deferred Sales
Charges.

Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

TAXES

The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of a fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this Statement of Additional Information, which are subject to change.

The Fund and Its Investments
The fund intends to continue to qualify to be treated as a regulated investment company each taxable year under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities, loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and are determined to be engaged in the same or similar trades or businesses or related trades or businesses. The fund expects that all of its foreign currency gains will be directly related to its principal business of investing in stocks and securities.

As a regulated investment company, the fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long- and short-term capital gains) and its net realized long- and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of the sum of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed in compliance with the Code's timing and other requirements but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute. Furthermore, the fund will be subject to a United States corporate income tax with respect to such distributed amounts in any year that it fails to qualify as a regulated investment company or fails to meet this distribution requirement.
The Code imposes a 4% nondeductible excise tax on the fund to the extent it does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the fund failed to qualify as a regulated investment company for a period greater than one taxable year, the fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.
The fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

The fund's investment in Section 1256 contracts, such as regulated futures contracts, most forward currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.
Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the fund will reduce the return from the fund's investments.

Passive Foreign Investment Companies. If the fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If the fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the fund would be required to obtain certain annual information from the passive foreign investment companies in which it invests, which may be difficult or not possible to obtain.
Recently, legislation was enacted that provides a mark-to-market election for regulated investment companies effective for taxable years beginning after December 31, 1997. This election would result in the fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In this case, the fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the fund, unless revoked with the consent of the IRS. By making the election, the fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC company stock. The fund may have to distribute this "phantom" income and gain to satisfy its distribution requirement and to avoid imposition of the 4% excise tax. The fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by the fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December 31, provided that such dividend is actually paid by the fund during January of the following calendar year. The fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The fund currently expects to distribute any excess annually to its shareholders. However, if the fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who
(a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that the fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Dividends and distributions paid by the fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Distributions in excess of the fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the fund, and as a capital gain thereafter (if the shareholder holds his shares of the fund as capital assets).
Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in the amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.
Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.
If the fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.
If a shareholder incurs a sales charge in acquiring shares of the fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. The fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by the fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Dividends and Distributions") made by the fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.

Other Taxation
Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the fund and its shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund.



ADDITIONAL INFORMATION

The trust was organized on October 17, 1991 under the laws of the Commonwealth of Massachusetts and is a business entity commonly known as a "Massachusetts business trust." the trust offers shares of beneficial interest of separate funds with a par value of $.001 per share. the fund offers shares of beneficial interest currently classified into four Classes - A, B, L and Y. Each class of the fund represents an identical interest in the fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to:
(a) the designation of each class; (b) the effect of the respective sales charges; if any, for each class; (c) the distribution and/or service fees borne by each class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each class; and
(g) the conversion feature of the Class B shares. The trust's board of trustees does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The trustees, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

The fund does not hold annual shareholder meetings. There normally will be no meetings of shareholders for the purpose of electing trustees unless and until such time as less than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. Shareholders of record of no less than two-thirds of the outstanding shares of the trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. The trustees will call a meeting for any purpose upon written request of shareholders holding at least 10% of the trust's outstanding shares and the trust will assist shareholders in calling such a meeting as required by the 1940 Act.

When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class. Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one Class, in which case only shares of the affected Class would be entitled to vote.

The trust was organized as an unincorporated Massachusetts business trust on October 17, 1991 under the name Shearson Lehman Brothers Intermediate-Term Trust. On October 14, 1994 and August 16, 1995, the Trust's name was changed Smith Barney Income Trust and Smith Barney Investment Trust, respectively.

PNC Bank, National Association, located at 17th and Chestnut Streets, Philadelphia, Pennsylvania, 19103, serves as the custodian of the fund. Under its custody agreement with the fund, PNC holds the fund's securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transactions charges. The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

First Data, located at Exchange Place, Boston, Massachusetts 02109, serves as the trust's transfer agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust. For these services, the transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.

APPENDIX B


The Smith Barney Mutual Fund Family encompasses more than 60 mutual funds, representing approximately $87 billion of shareholder assets under management as of September 30, 1998. This places us among the largest mutual fund companies in the United States. Our portfolio managers average approximately 25 years of experience in the financial field - of which, on average, 18 have been with Smith Barney.

By building a core portfolio of mutual funds with complementary investment styles, individuals can work toward specific goals of capital appreciation, regular income and preservation of investment principal. Your Salomon Smith Barney Financial Consultant can recommend and provide a prospectus for one or more mutual funds designed to help you meet your individual goals for education funding, retirement and changing lifestyle needs.

Smith Barney Mutual Funds provide a broad selection of funds to suit every investment goal, from capital appreciation to preservation of investment principal. Our Family is divided into these main categories:

? Growth: For individuals seeking long-term capital appreciation through investments in common stocks. Some of our growth funds also give equal emphasis to income.

? Taxable Fixed Income:  For individuals seeking current income.

? Tax-Exempt Fixed Income: For individuals seeking a tax-exempt investment that allows them to keep more of what they earn for current spending or future investment.

? Global/International: For individuals seeking to diversify their portfolio to include long-term capital appreciation or income from investments in markets around the world.

? Concert Allocation Series:

We understand that investors can be ________ in how they wish to reach their financial goals. That's why we offer four different Series of funds. Some investors, guided by their Financial Consultant, prefer to take an active role in allocating their investment portfolio. For these investors we offer the Style Pure Series. Others prefer to rely on the asset allocation decisions of experienced portfolio managers, and may fund solutions to their investment needs in our Classic Series. For investors who want to explore opportunities using a narrower focus, we offer the Specialty Series. The Concert Allocation Series allows investors to invest in a diversified "fund of funds."

Style Pure Series Smith Barney mutual funds designated as "Style Pure" are the basic building blocks of asset allocation. Other than maintaining minimal cash, or under extraordinary market conditions, each of these funds is 100% invested, 1005 of the time within its designated asset classes and designated investment style. The Style Pure Series enables you and your Smith Barney Financial Consultant to control your asset allocation decisions using funds managed by experienced portfolio managers.


Global/International Funds

Taxable Fixed Income Funds

Emerging Markets Portfolio

Adjustable Rate Government
Income Fund

European Portfolio

Government Securities Fund

Pacific Portfolio

High Income Fund



Investment Grade Bond Fund

Growth Funds

Managed Governments Fund

Large Cap Blend Fund

Short-Term High Grade Bond Fund

Large Capitalization Growth
Fund

U.S. Government Securities Fund

Large Cap Value Fund



Mid Cap Blend Fund

Tax-Exempt Fixed Income Funds

Small Cap Blend Fund

Limited Term Portfolio



Municipal High Income Fund

Classic Series The "Classic Series" lets you participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Funds in the Smith Barney Classic Series invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.


Global/International Funds

Taxable Fixed Income Funds

Global Government Bond Fund

Diversified Strategic Income
Fund

Hansberger Global Small Cap
Value Fund

Total Return Bond Fund

Hansberger Global Value Fund



International Balanced
Portfolio

Tax-Exempt Fixed Income Funds

International Equity Portfolio

Managed Municipals Fund





Growth Funds



Aggressive Growth Fund



Appreciation Fund



Balanced Fund



Concert Peachtree Growth Fund



Contrarian Fund



Fundamental Value Fund



Premium Total Return Fund



Special Equities Fund



Specialty Series Mutual funds included in Smith Barney's "Specialty Series" explore opportunities in a narrower sector of the market or by using a narrower investment focus.


Growth Funds

State-Specific, Intermediate-
Term Tax-Exempt Fixed Income
Funds

Concert Social Awareness Fund

Intermediate Maturity
California Municipals Fund

Convertible Fund

Intermediate Maturity New York
Municipals Fund

Natural Resources Fund



S&P 500 Index Fund









State-Specific, Tax-Exempt
Fixed Income Funds



Arizona		New Jersey



California		New York



Florida			Oregon



Georgia		Pennsylvania



Massachusetts



Concert Allocation Series These "funds of funds" are designed to provide you with targeted objectives, but at diversification levels that are significantly greater than an investment in a single fund can provide. Currently, available options include Global, High Growth, Growth, Balanced, Conservative and Income Portfolios. These Portfolios' objectives are achieved through stock and bond fund allocations that range from 100% stocks to 10% stocks/90% bonds, allowing you to match "funds of funds" in the Concert Allocation Series with your changing financial goals and risk tolerance.

The Global Portfolio						The Balanced
Portfolio
The High Growth Portfolio					The Conservative
Portfolio
The Growth Portfolio						The Income Portfolio

Help Along the Way

A professionally trained Salomon Smith Barney Financial Consultant is ready, willing and able to serve as a reliable financial guide throughout your financial journey. Talk with your Financial Consultant before you invest in order to help prioritize your goals. Once you've set your sights on clear objectives, rely on the expertise of this dedicated professional to help you determine which investment mix may be suited to your unique circumstances.

Your Financial Consultant knows from experience that allocating assets is a key part of determining the long-term success of investment strategies. As your circumstances and life style change, your Financial Consultant will suggest adjustments to your strategy in order to keep you on the right road and on track for achieving your financial goals.

International Investing
Whether you're a conservative or aggressive investor, just starting to save or nearing retirement, chances are you could benefit from investing a portion of your overall portfolio in international stocks and bonds.
Smith Barney offers a variety of international mutual funds designed to help you gain access to:

Expanded horizons
Today, approximately 55% of the world's stock and bond opportunities are found beyond U.S. boundaries. And non-U.S. markets represent some of the fastest-growing economies in the world.

Potential for higher return
Taken as a whole, foreign markets have outperformed their domestic counterparts on a long-term basis. Foreign markets do not outperform the U.S. every quarter of every year, but they have delivered superior returns over time.

Enhanced diversification
One of the most significant benefits of investing abroad is the potential for reducing risk. Intentionally diversified portfolios tend to experience less overall price volatility than portfolios invested in single markets. Since world markets do not necessarily move in tandem with those of the U.S., many international markets may be on the rise when U.S. markets are down. The net result may be lower overall portfolio volatility and potentially higher investment returns over time. In addition, global/international mutual funds offer convenient access to attractive opportunities not always available to U.S. investors.

Growth Investing
A growth mutual fund can offer you the benefits of professional management, lower volatility as a result of diversification, and affordability in terms of both initial and subsequent investments. If you are a long-term investor, you may be best served by having a significant portion of your assets invested in growth funds, although past performance is not a guarantee of future results and principal value will fluctuate with changes in the market. For younger investors, growth funds may be one of the best ways to grow your assets and help you reach your financial goals. Yet investing for growth is also important for older investors, who should not underestimate the importance of offsetting the effects of inflation and continuing to build financial resources for future needs.

Different types of investments have different rewards and risks associated with them. For example, funds that invest in bonds as well as stocks may be less volatile than funds investing solely in stocks. You may reduce overall investment risk by owning funds that span different market capitalizations and investment styles.

Tax-Exempt Investing: Helping You to Keep More of What You Earn Tax-exempt fixed income funds, also known as "municipal bond mutual funds," seek to provide tax-exempt income by investing in portfolios of selected municipal bonds. Cities, states and municipalities issue municipal bonds to finance ongoing operations and public projects. These tax-exempt funds have remained tax-free and offer the potential to provide shareholders with income and capital growth at levels that may equal or exceed total returns from taxable investments on an after-tax basis.

Maturity and credit quality can be important factors in determining the potential risks and rewards of a municipal bond investment. Longer-term bond funds generally offer higher yields but your principal will be more affected by interest rate changes, and therefore, are more risky. Municipal bonds that are of lower credit quality tend to be riskier because they are subject to credit risk; however, they generally offer higher yields. Tax-exempt funds may be appropriate for investors in high tax brackets. If you are risk-averse, or have shorter-term goals, an intermediate or shorter-term investment may be more appropriate. Investors with longer time horizons or a greater tolerance for risk may benefit from the higher yields offered by longer-term municipal funds.



Smith Barney
Mid Cap Blend Fund


























Statement of Additional
Information




















SMITH BARNEY
INVESTMENT TRUST
388 Greenwich Street
New York, NY 10013




						SALOMON SMITH BARNEY
						A Member of Citigroup [Symbol]





PART  C
OTHER INFORMATION


Item 23. Exhibits

	Unless otherwise noted, all references are to the Registrants Registration Statement on Form N-1A
(the Registration Statement) as filed with the Securities and Exchange
Commission (SEC) on October 21, 1991 (File Nos.
33-43446 and 811-6444).

	(a)(1) Registrant's Master Trust Agreement dated
October 17, 1991 and Amendments to the Master Trust
Agreement dated November 21, 1991 and July 30,1993, respectively, are incorporated by reference to Post-
Effective Amendment No. 4 to the Registration
Statement filed on January 28, 1994 (Post-Effective
Amendment No. 4).

	(a)(2) Amendments to the Master Trust Agreement dated October 14, 1994 and November 7, 1994, respectively, are incorporated by reference to the Registration Statement filed on Form N-14 on January
6, 1995 (the N-14).

	(a)(3) Amendments to the Master Trust Agreement dated July 20, 1995 and August 10, 1995 are incorporated by reference to Post-Effective Amendment
No. 9 to the Registration Statement filed on August
29, 1995 (Post-Effective Amendment No. 9).

	(a)(4) Amended and Restated Master Trust Agreement dated February 28, 1998 is incorporated by reference to Post Effective Amendment No. 18 to the Registration
Statement filed on March 30, 1998 (Post-
Effective Amendment No, 18)

	(a)(5) Amendment No. 1 to the First Amended and Restated
Master Trust Agreement dated June 1, 1998 is incorporated by reference to Post-Effective Amendment No.20 to the Registration Statement filed on June 26, 1998.

	(a)(6) Amendment No. 2 to the First Amended and Restated Master Trust Agreement dated October 16, 1998 is incorporated by reference to Post-Effective Amendment No.21 to the Registration Statement filed on November 12, 1998.

(b) Registrant's by-laws are incorporated by reference to the Registration Statement.

	(c)(1) Registrant's form of stock certificate for Smith Barney S&P 500 Index Fund is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement filed on December 29, 1997.

	(c)(2) Registrant's form of stock certificate for Smith Barney Large Capitalization Growth Fund is incorporated by reference to Post-Effective Amendment
No.17 to the Registration Statement filed on February 20, 1998 (Post-Effective Amendment No. 17).


 	(c)(3) Registrant's form of stock certificate for Smith Barney Mid Cap Blend Fund is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement filed on January 28, 1999
(Post-Effective Amendment No. 22).

	(d)(1)  Investment Advisory Agreement between
the Registrant and
Greenwich Street Advisors dated July 30, 1993 is incorporated by reference to Post-Effective Amendment
No. 3 to the Registration Statement filed on December
1, 1993 (Post-Effective Amendment No. 3).

	(d)(2) Transfer of Investment Advisory Agreement dated November 7, 1994 between the Registrant on behalf of Smith Barney Intermediate Maturity
California Municipals Fund, Greenwich Street Advisors and Mutual Management Corp. is incorporated by reference to the N-14.

	(d)(3)  Form of Transfer of Investment Advisory
Agreement for Smith Barney Limited Maturity
Municipals Fund, Smith Barney Intermediate Maturity
New York Municipals Fund and Smith Barney Limited
Maturity Treasury Fund is incorporated by reference to Post-Effective Amendment No. 6 to the Registration
Statement filed on January 27, 1995 (Post-Effective
Amendment No. 6).

	(d)(4)  Form of Investment Advisory Agreement
between the Registrant on behalf of Smith Barney S&P
500 Index Fund and Travelers Investment
Management Company dated December 11, 1997 is incorporated by reference to Post Effective Amendment
No. 15 to the Registration Statement
filed on December 12, 1997.

	(d)(5)  Form of Investment Management Agreement
between the Registrant on behalf of Smith Barney
Large Capitalization Growth Fund and Mutual
Management Corp.("MMC") (f/k/a Smith Barney Mutual Funds
Management Inc.) is incorporated by reference to Post-Effective Amendment No. 17 to the Registration
Statement filed on February 20,1998 (Post-Effective
Amendment No. 17)

(d)(6)  Form of Investment Management Agreement
between Smith Barney Mid Cap Blend Fund and MMC.
is incorporated by reference to Post-Effective Amendment
No. 17 to the Registration Statement filed on February 20,1998
(Post-Effective Amendment No. 17)

	(e)(1)  Distribution Agreement between the
Registrant and Smith Barney Shearson Inc. dated July
30, 1993 is incorporated by reference to Post-
Effective Amendment No. 3.

	(e)(2)  Form of Distribution Agreement between the
Registrant on behalf of Smith Barney S&P 500 Index
Fund and PFS Distributors is incorporated by reference to Post-Effective Amendment No. 10.

	(e)(3) Distribution Agreement between the Registrant and CFBDS, Inc. dated October 8, 1998 is incorporated by reference to Post-Effective Amendment No.21 to the Registration Statement
Filed on November 12, 1998.

	(f)  Not Applicable.

	(g)  Form of Custody Agreement with PNC Bank,
National Association, is incorporated by reference to Post-Effective Amendment No. 9.

	(h)(1)  Administration Agreement between the
Registrant on behalf of Smith Barney Intermediate
Maturity California Municipals Fund and Smith Barney
Advisers, Inc. (SBA) is incorporated by reference to the N-14.

	(h)(2) Form of Administration Agreement between the Registrant on behalf of Smith Barney Limited
Maturity Municipals Fund and Smith Barney
Intermediate Maturity New York Municipals Fund and
SBA is incorporated by reference to Post-Effective
Amendment No. 6.

	(h)(3) Form of Administration Agreement between the Registrant on behalf of Smith Barney S&P 500
Index Fund and Mutual Management Corp. is incorporated by reference to Post Effective Amendment
No. 15.

	(h)(4)  Transfer Agency Agreement with First Data
Investor Services Group, Inc. is incorporated by reference to Post-Effective Amendment No. 3.

	(h)(5)  Form of Sub-Transfer Agency Agreement
between the Registrant on behalf of Smith Barney S&P
500 Index Fund and PFS Shareholder Services is incorporated by reference to Post-Effective Amendment
No. 10.

	(i) Opinion of counsel regarding legality of shares being registered is incorporated by reference to Pre-
Effective Amendment No. 1 to the Registration
Statement filed on December 6, 1991.

	(j)  Auditor's consent is incorporated by
reference to Post-Effective Amendment No. 22.

	(k)  Not Applicable.

	(l) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

	(m)(1)  Amended Service and Distribution Plan
pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Intermediate Maturity
California Municipals Fund and Smith Barney Inc. is incorporated by reference to the N-14.

	(m)(2) Form of Amended Service and Distribution
Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Limited Maturity Municipals
Fund and Smith Barney Intermediate Maturity New York
Municipals Fund and Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 6.

	(m)(3)  Form of Shareholder Services and
Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney S&P 500 Index
Fund is incorporated by reference to Post Effective
Amendment No. 15.

	(m)(4) Form of Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Fund and Smith Barney Large Capitalization Growth
Fund is incorporated by reference to Post
Effective Amendment No. 17 to the Registration
Statement filed on February 20, 1998 (Post-Effective Amendment
No. 17).

	(m)(5) Form of Service and Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of the Fund and Smith Barney Large Capitalization Growth Fund is incorporated by reference to Post
Effective Amendment No. 17 to the Registration
Statement filed on February 20, 1998 (Post-Effective Amendment No.
17).

	(m)(6) Form of Amended and Restated
Service and Distribution Plan
pursuant to Rule 12b-1 between the Registrant on behalf of the Funds is incorporated by reference to Post-Effective Amendment No. 22.

(n) Financial Data Schedule is to be filed by amendment.

	(o)(1) Plan adopted pursuant to Rule 18f-3(d) of the Investment Company Act of 1940, as amended, is incorporated by reference to Post-Effective Amendment
No. 10.


(o)(2) Rule 18f-3(d) Multiple Class Plan of the Registrant is incorporated by reference to Post-Effective Amendment No. 22.


Item 24.	Persons Controlled by or under Common
Control with Registrant

		None

Item 25.	Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1.

Item 26(a).	Business and Other Connections of
Investment Adviser

Investment Adviser and Administrator - Mutual
Management Corp.("MMC") (f/k/a Smith Barney Mutual Funds
Management Inc.), was incorporated in December 1968 under the laws of the State of Delaware. MMC is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
("Holdings"),(formerly known as Smith Barney Holdings
Inc.), which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). MMC is registered as an investment adviser under the Investment Advisers Act of 1940 (the Advisers Act) and has, through its predecessors, been in the investment counseling business since 1934. MMC serves as the Investment Adviser and Administrator for Smith Barney Intermediate Maturity California
Fund and Smith Barney Intermediate Maturity New York
Fund and Investment Manager for Smith Barney Large
Capitalization Growth Fund and Smith Barney Mid Cap Blend Fund.
MMC also serves as the administrator to the Smith Barney S&P 500
Index Fund.

The list required by this Item 26 of the officers and directors of MMC together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by MMC pursuant to the Advisers Act (SEC File No. 801-
8314).

Investment Adviser - Travelers Investment Management
Company. (TIMCO). TIMCO serves as the investment adviser for Smith Barney S&P 500 Index Fund pursuant to a written agreement (the Advisory Agreement). TIMCO was incorporated on August 31, 1967 under the laws of the State of Connecticut. TIMCO is a wholly owned subsidiary of Holdings, which in turn is a wholly owned subsidiary of Citigroup.
TIMCO is registered as an investment adviser under the Investment Advisers Act of 1940 (the Advisers
Act) since 1971 and has, through its predecessors, been in the investment counseling business since
1967.

 The list required by this Item 26 of the officers and directors of TIMCO together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by MMC pursuant to the Advisers Act (SEC File No.801-07212).

 Item 27.  Principal Underwriters

(a) CFBDS, Inc., ("CFBDS") the Registrant's Distributor, is also the distributor for the following Smith Barney funds: Concert Investment Series, Consulting Group Capital Markets Funds, Greenwich Street Series Fund, Smith Barney Adjustable Rate Government Income Fund, Smith Barney Aggressive Growth Fund Inc., Smith Barney Appreciation Fund Inc., Smith Barney Arizona Municipals Fund Inc., Smith Barney California Municipals Fund Inc., Smith Barney Concert Allocation Series Inc., Smith Barney Equity Funds, Smith Barney Fundamental Value Fund Inc., Smith Barney Funds, Inc., Smith Barney Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Smith Barney Investment Funds Inc.,
Smith Barney Managed Governments Fund Inc., Smith Barney Managed Municipals Fund Inc., Smith Barney Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Smith Barney Muni Funds, Smith Barney Municipal Money Market Fund, Inc., Smith Barney
Natural Resources Fund Inc., Smith Barney New Jersey Municipals
Fund Inc., Smith Barney Oregon Municipals Fund Inc., Smith Barney Principal Return Fund, Smith Barney Small Cap Blend Fund, Inc., Smith Barney Telecommunications Trust, Smith Barney Variable Account Funds, Smith Barney World Funds, Inc., Travelers Series Fund Inc., and various series of unit investment trusts.

CFBDS also serves as the distributor for the following funds: The Travelers Fund UL for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Fund UL for Variable Annuities, The Travelers Fund UL II for Variable Annuities, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities, The Travelers Timed Bond Account for Variable Annuities.

In addition, CFBDS, the Registrant's Distributor, is also the distributor for CitiFunds Multi-State Tax Free Trust, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Tax Free Reserves, CitiFunds Trust I, CitiFunds Trust II, CitiFunds Trust III, CitiFunds International Trust, CitiFunds Fixed Income Trust, CitiSelect VIP Folio 200, CitiSelect VIP Folio 300, CitiSelect VIP Folio 400, CitiSelect VIP Folio 500, CitiFunds Small Cap Growth VIP Portfolio. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, U.S. Fixed Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S. Treasury Reserves Portfolio.

In addition, CFBDS is also the distributor for the following Salomon Brothers funds: Salomon Brothers Opportunity Fund Inc., Salomon Brothers Investors Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Series Funds Inc., Salomon Brothers Institutional Series Funds Inc., Salomon Brothers Variable Series Funds Inc.

In addition, CFBDS is also the distributor for the Centurion Funds, Inc.

(b)	The information required by this Item 27 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

(c)	Not applicable.

Item 28.  Location of Accounts and Records

(1) 	Smith Barney Investment Trust
	388 Greenwich Street
	New York, New York 10013

(2)	Mutual Management Corp.
	388 Greenwich Street
	New York, New York  10013

(3)	PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, PA

(4)	First Data Investor Services Group, Inc.
	One Exchange Place
	Boston, Massachusetts 02109

(5) 	CFBDS Inc.
21 Milk Street, 5th floor
Boston, Massachusetts 02109

Item 29. Management Services

	Not Applicable.

Item 30. Undertakings

Not applicable


SIGNATURES

	Pursuant to the requirements of the Securities
Act of 1933, and the Investment Company Act of 1940,
the Registrant, SMITH BARNEY INVESTMENT TRUST, has
duly caused this registration statement to be signed
on its behalf by the undersigned, thereto duly
authorized in the City of New York, in the State of
New York on the     11th day of February, 1999.

SMITH BARNEY INVESTMENT TRUST

/s/Heath B. McLendon
Heath B. McLendon,
Chief Executive Officer

	Pursuant to the requirements of the Securities
Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature			Title					Date
/s/Heath B. McLendon	Chairman of the Board		   2/11/99
Heath B. McLendon		(Chief Executive Officer)
				and President

/s/Lewis E. Daidone	Treasurer			      2/11/99
Lewis E. Daidone		(Chief Financial and
			Accounting Officer)

/s/Herbert Barg*			Trustee		      2/11/99
Herbert Barg

/s/Alfred J. Bianchetti*	Trustee		      2/11/99
Alfred J. Bianchetti

/s/Martin Brody*			Trustee		       2/11/99
Martin Brody

/s/Dwight B. Crane*		Trustee		       2/11/99
Dwight B. Crane

/s/Burt N. Dorsett*		Trustee		       2/11/99
Burt N. Dorsett

/s/Elliot S. Jaffe*		Trustee		      2/11/99
Elliot S. Jaffe

/s/Stephen E. Kaufman*		Trustee		      2/11/99
Stephen E. Kaufman

/s/Joseph J. McCann*		Trustee		      2/11/99
Joseph J. McCann

/s/Cornelius C. Rose, Jr.*	Trustee		      2/11/99
Cornelius C. Rose, Jr.

_____________________________________________________________________
* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated January 27, 1995.

/s/ Heath B. McLendon
Heath B. McLendon